File Nos. 333-104881
                                                                       811-08325
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective Amendment No. __                                    [ ]
      Post-Effective Amendment No. _7__                                 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment No. 25                                                  [X]

                        (Check appropriate box or boxes.)

     RBC Variable Annuity Account A
     -------------------------------
     (Exact Name of Registrant)


     Liberty Life Insurance Company
     -------------------------------------------

     (Name of Depositor)

     2000 Wade Hampton Boulevard, Greenville, SC                     29615
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)


Depositor's Telephone Number, including Area Code  (800) 551-8354


     Name and Address of Agent for Service

     R. David Black
     Liberty Life Insurance Company
     2000 Wade Hampton Blvd.
     Greenville, SC 29615-1064

     Copies to:
     Lynn K. Stone
     Blazzard & Hasenauer, P.C.
     1375 Kings Highway East
     Suite 220
     Fairfield, CT 06824
     (203) 334-1500


It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on May 1, 2007 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Individual Flexible Purchase Payment Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                  Location

                                           PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Summary

Item 4.          Condensed Financial Information                          Appendix A

Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          The Company; The Separate
                                                                          Account; Investment
                                                                          Portfolios; Appendix B;
                                                                          Appendix C

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
                                           PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Performance Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

- ------------------------------------------------------------------------------

                                     PART A

                         THE FIXED AND VARIABLE ANNUITY

                                    ISSUED BY

                         RBC VARIABLE ANNUITY ACCOUNT A

                                       AND

                         LIBERTY LIFE INSURANCE COMPANY

      (formerly known as Business Men's Assurance Company of America)

   This prospectus describes the Fixed and Variable Annuity Contract offered by Liberty Life Insurance Company (formerly known as Business Men's Assurance Company of America). Liberty Life Insurance Company operates under the RBC Insurance(R) brand and may be referred to as RBC, RBC Insurance(R), the Company, us, our or we in this prospectus.

   The annuity contract has multiple investment choices--a fixed account option and the investment portfolios listed below. The investment portfolios are part of AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Lord Abbett Series Fund, Inc., T. Rowe Price Equity Series, Inc., Vanguard Variable Insurance Fund and Variable Insurance Products Funds. You can put your money in Fixed Account I, and/or any of these investment portfolios.

AIM VARIABLE INSURANCE FUNDS

   Managed By A I M Advisors, Inc.

      AIM V.I. Capital Development Fund (Series I Shares)
      AIM V.I. Core Equity Fund (Series I Shares)
      AIM V.I. High Yield Fund (Series I Shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (Class I Shares)

   Managed By American Century Investment Management, Inc.

      VP Income & Growth
      VP Ultra(R)
      VP Value

                         DREYFUS INVESTMENT PORTFOLIOS

   Managed By The Dreyfus Corporation

      Small Cap Stock Index Portfolio (Service Shares)

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

   Managed By The Dreyfus Corporation (Index Fund Manager--Mellon Equity Associates)

JANUS ASPEN SERIES

   Managed By Janus Capital Management LLC

      Janus Aspen Series International Growth Portfolio (Institutional Shares) Janus Aspen Series Small Company Value Portfolio (Service Shares)

LAZARD RETIREMENT SERIES, INC.

   Managed By Lazard Asset Management LLC

      Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

   Managed By Lord, Abbett & Co. LLC

      America's Value Portfolio
      Bond Debenture Portfolio
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

   Managed By T. Rowe Price Associates, Inc.

      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Equity Income Portfolio II
      T. Rowe Price Health Sciences Portfolio II
      T. Rowe Price Personal Strategy Balanced Portfolio

VANGUARD VARIABLE INSURANCE FUND

   Managed By The Vanguard Group, Inc.

      Mid-Cap Index Portfolio
      REIT Index Portfolio
      Total Bond Market Index Portfolio
      Total Stock Market Index Portfolio

   Managed By Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC

      Small Company Growth Portfolio

   Managed By PRIMECAP Management Company

      Capital Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")

   Managed By Fidelity Management & Research Co.

      Fidelity VIP Contrafund(R) Portfolio (Service Class 2)
      Fidelity VIP Growth Portfolio (Service Class 2)
      Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Fidelity VIP Mid Cap Portfolio (Initial Class)
      Fidelity VIP Money Market Portfolio (Initial Class)
      Fidelity VIP Overseas Portfolio (Service Class 2)


   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

   Please read this prospectus before investing and keep it on file for future reference. It contains important information about this Fixed and Variable Annuity Contract.

   To learn more about this Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at 1-800-423-9398 or write us at: P.O. Box 19086, Greenville, SC 29602-9086.

   The Contracts:

  . are not bank deposits

  . are not federally insured

  . are not endorsed by any bank or government agency

  . are not guaranteed and may be subject to loss of principal

   This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell these securities. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

   The insurance contract is subject to state approval. Not all benefits are approved in all states. Please read your contract.

May 1, 2007


                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----
     INDEX OF SPECIAL TERMS...........................................
     SUMMARY..........................................................
     FEE TABLE........................................................
     EXAMPLES.........................................................
      1. THE ANNUITY CONTRACT.........................................
      2. ANNUITY PAYMENTS (THE INCOME PHASE)..........................
         Annuity Date.................................................
         Annuity Payments.............................................
         Annuitization Enhancement Option.............................
         Annuity Options..............................................
      3. PURCHASING THE CONTRACT......................................
         Purchase Payments............................................
         Allocation of Purchase Payments..............................
         Free Look....................................................
         Accumulation Units...........................................
      4. INVESTMENT PORTFOLIOS........................................
         Voting Rights................................................
         Adding, Deleting, or Substituting Investment Portfolios......
         Transfers....................................................
         Market Timing/Disruptive Transfers...........................
         Dollar Cost Averaging Option.................................
         Asset Rebalancing Option.....................................
         Asset Allocation Option......................................
         Interest Sweep Program.......................................
      5. EXPENSES.....................................................
         Coverage Charge..............................................
         Contract Maintenance Charge..................................
         Withdrawal Charge............................................
         Free Withdrawal Amount.......................................
         Additional Withdrawal Option (Opt Out Provision).............
         Waiver of Withdrawal Charge Benefits (Life Liquidity Benefit)
         Reduction or Elimination of the Withdrawal Charge............
         Premium Taxes................................................
         Transfer Fee.................................................
         Income Taxes.................................................
         Investment Portfolio Expenses................................
      6. TAXES........................................................
         Annuity Contracts in General.................................
         Qualified and Non-Qualified Contracts........................
         Withdrawals-Non-Qualified Contracts..........................
         Partial 1035 Exchanges.......................................
         Withdrawals-Qualified Contracts..............................
         Withdrawals-Tax-Sheltered Annuities..........................
         Taxation of Death Benefits...................................
         Multiple Contracts...........................................
         Tax Treatment of Assignments.................................
         Diversification and Owner Control............................
         Required Distributions.......................................
      7. ACCESS TO YOUR MONEY.........................................
         Additional Withdrawal Option.................................
         Automatic Withdrawal Program.................................
         Required Minimum Withdrawal Option...........................
         Substantially Equal Periodic Payment Withdrawal Option.......
         Suspension of Payments or Transfers..........................
      8. PERFORMANCE..................................................
      9. DEATH BENEFIT................................................
         Upon Your Death..............................................
         Annual Stepped-Up Death Benefit..............................
         Plus 70/50 Optional Death Benefit Rider......................
         Payment of Death Benefits....................................
         Death of Annuitant...........................................
     10. OTHER INFORMATION............................................
         The Company..................................................
         The Separate Account.........................................
         Distributor..................................................
         Administration...............................................
         Ownership....................................................
         Beneficiary..................................................
         Assignment...................................................
         Legal Proceedings............................................
         Financial Statements.........................................
     TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
     APPENDIX A-CONDENSED FINANCIAL INFORMATION...................... A-1
     APPENDIX B-INVESTMENT PORTFOLIOS................................ B-1
     APPENDIX C-DISCONTINUED INVESTMENT PORTFOLIOS................... C-1
     APPENDIX D-DEATH BENEFIT EXAMPLES............................... D-1

                             INDEX OF SPECIAL TERMS

   We have written this prospectus to make it as understandable as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. The page indicated below is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                             Page
                                                             ----
                              Accumulation Phase...
                              Accumulation Unit....
                              Annuitant............
                              Annuity Date.........
                              Annuity Options......
                              Annuity Payments.....
                              Annuity Unit.........
                              Beneficiary..........
                              Contract Value.......
                              Fixed Account........
                              Income Phase.........
                              Investment Portfolios
                              Joint Owner..........
                              Non-Qualified........
                              Owner................
                              Purchase Payment.....
                              Qualified............
                              Tax Deferral.........


                                     SUMMARY

   The sections in this summary correspond to sections in this prospectus that discuss the topics in more detail.

   The Annuity Contract: This Fixed and Variable Annuity Contract provides a means for investing on a tax-deferred basis in our fixed account (available in most states) and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

   Annuity Payments: If you want to receive regular income from your annuity, you can choose one of the annuity options available. You can choose whether to have payments come from our general account, the available investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

   Purchase: You can buy the contract with $10,000 or more under most circumstances. You can add $1,000 or more any time you like during the accumulation phase.

   Investment Options: You can put your money into the fixed account and/or the available investment portfolios. The returns on the investment portfolios are not guaranteed. You can lose money. You can make transfers between investment options.

   Expenses: The contract has insurance features and investment features, and there are costs related to each.

   If you take money out of the contract, RBC may assess a withdrawal charge against each purchase payment withdrawn. Each purchase payment has its own withdrawal charge schedule. The withdrawal charge starts at 7% in the first year and declines to 0% 4 years after you make each purchase payment.

   There is a $25 transfer fee after the first 20 transfers in a contract year during the accumulation phase and after the first 4 transfers per contract year during the income phase.

   Taxes: Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% Federal tax penalty.

   A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a qualified contract.

   Access to Your Money: You can take money out of your contract during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

   Death Benefit: If you die before moving to the income phase, the person you have chosen as a beneficiary will receive a death benefit.

   Free Look: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. In certain states, or if you have purchased the contract as an individual retirement annuity, RBC will refund the greater of your purchase payment (less withdrawals) or contract value. RBC will put your money in the Fidelity VIP Money Market Portfolio for 15 days (or the period required in your state) during the free-look period.

                                    FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer contract value between investment portfolios. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

             Withdrawal Charge (See
               Note (1)) (as a
               percentage of purchase   7% declining annually
               payment withdrawn)...... (See Note (2))
             Transfer Fee (See          $0.00 first 20, $25.00
               Note (3))............... each transfer thereafter
- --------
(1)After RBC has had a purchase payment for 4 years, there is no charge for a withdrawal of that purchase payment. You may have to pay income tax and a tax penalty on any money you take out. During the first 30 calendar days of the 3rd contract year, the owner has a 30-day window in which to surrender the contract in full without a withdrawal charge. The first 10% of remaining purchase payments that are withdrawn are not subject to a withdrawal charge, unless you have already made another withdrawal during the same contract year. (For the Automatic Withdrawal Program, remaining purchase payments are determined at the beginning of the contract year.) There is no withdrawal charge if the withdrawal is made under a Required Minimum Withdrawal Option or a Substantially Equal Periodic Payment Withdrawal Option.

(2)The withdrawal charge is equal to:

                         Contract Years From Withdrawal
                         Date of Purchase Payment Charge
                      ------------------------ ----------
                          1...................     7%
                          2...................     7%
                          3...................     6%
                          4...................     5%
                          5 and thereafter....     0%

(3)No charge for first 20 transfers in a contract year during the accumulation phase and no charge for first 4 transfers in a contract year during the income phase; thereafter, the fee is $25 per transfer. RBC will not charge you the transfer fee even if there are more than 20 transfers in a year during the accumulation phase if the transfer is for the Dollar Cost Averaging Option, Asset Allocation Option or Asset Rebalancing Option.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment portfolio fees and expenses.


      CONTRACT MAINTENANCE CHARGE (See Note (1)) $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES FOR ALL FUNDS EXCEPT VANGUARD VARIABLE INSURANCE FUND (as a percentage of average account value)

        Mortality and Expense Risk Fee (See Note (2))............. 1.55%
        Administrative Fee (See Note (2))......................... 0.20%
        Plus 70/50 Optional Death Benefit Rider Fee (See Note (2)) 0.25%
                                                                   ----
           Total Separate Account Annual Expenses (See Note (3)).. 2.00%

SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACT VALUE INVESTED IN VANGUARD VARIABLE INSURANCE FUND (as a percentage of average account value)

        Mortality and Expense Risk Fee (See Note (4))............. 1.55%
        Administrative Fee (See Note (4))......................... 0.20%
        Plus 70/50 Optional Death Benefit Rider Fee (See Note (4)) 0.25%
        Fund Facilitation Fee (See Note (4))...................... 0.20%
                                                                   ----
           Total Separate Account Annual Expenses................. 2.20%

- --------
(1)During the accumulation phase, RBC will not charge the contract maintenance charge if the value of your contract is $100,000 or more. If you make a complete withdrawal and the contract value is less than $100,000, RBC will charge the contract maintenance charge. If you own more than one RBC variable contract, we will determine the total value of all your variable contracts. If the total value of all your variable contracts is more than $100,000, we will not assess the contract maintenance charge. During the income phase, RBC will deduct the contract maintenance charge from each annuity payment on a pro-rata basis.

(2)The coverage charge is an aggregate charge, that consists of the mortality and expense risk fee, the administrative fee and the Plus 70/50 Optional Death Benefit Rider fee which is referred to as a coverage charge in this prospectus and your contract. The amount of the coverage charge for your contract depends upon whether you elect the Plus 70/50 Optional Death Benefit Rider.

(3)If you do not elect the Plus 70/50 Optional Death Benefit Rider, Total Separate Account Annual Expenses are 1.75% annually.

(4)The coverage charge is an aggregate charge that consists of the mortality and expense risk fee, the administrative fee, the Plus 70/50 Optional Death Benefit Rider fee and the Fund Facilitation Fee (for contract value invested in the Vanguard Variable Insurance Fund only) which is referred to as a coverage charge in this prospectus and your contract. The amount of the coverage charge for your contract depends upon whether you elect the Plus 70/50 Optional Death Benefit Rider and whether you are invested in the portfolios of Vanguard Variable Insurance Fund.

   The next item shows the minimum and maximum total operating expenses for the year ended December 31, 2006 charged by the investment portfolios that you may pay periodically during the time that you own the contract. More details concerning each portfolio's fees and expenses (including Rule 12b-1 fees) are contained in the prospectuses for the investment portfolios.

Range of Investment Portfolio Operating Expenses for Available Investment Portfolios*

                                                                                    Minimum Maximum
                                                                                    ------- -------
Total Annual Portfolio Operating Expenses (expenses that are deducted from a
  Portfolio's assets, including management fees, 12b-1 fees and other expenses)....  0.16%   2.20%

Total Annual Net Portfolio Operating Expenses After Fee Waiver and/or Expense
  Reimbursement** (expenses that are deducted from a Portfolio's assets, including management fees, 12b-1 fees and other expenses after any applicable waiver and/or
  reimbursement arrangement).......................................................  0.16%   1.70%

- --------
 * The Company has discontinued offering the Alger American Growth Portfolio, the Alger American Leveraged AllCap Portfolio, and the Alger American MidCap Growth Portfolio. If you are invested in these discontinued investment portfolios, see Appendix C herein and see the investment portfolio prospectuses for information regarding the fees and expenses of those portfolios.

** The range of Total Net Annual Portfolio Operating Expenses takes into account contractual arrangements for certain Portfolios that require the advisor to waive or reimburse operating expenses until at least May 1, 2008, as described in more detail in the chart and footnotes.

   The following table shows the annual operating expenses for each Investment Portfolio for the year ended December 31, 2006, before and after any applicable contractual expense reimbursements and/or waivers. The expenses of the Investment Portfolios shown below are based on data provided by the respective underlying funds. We have not independently verified such data.

Total Annual Portfolio Operating Expenses for Each Available Investment
Portfolio




                                                                                                        Total              Total Net
                                                                   Distribution            Acquired     Annual    Expenses   Annual
                                                                     and/or                  Fund     Portfolio   Waived   Portfolio
                                                        Management   Service     Other     Fees and   Operating   and/or   Operating
                                                           Fees    (12b-1) Fees Expenses   Expenses    Expenses  Reimbursed Expenses
                                                        ---------- ------------ --------  ----------  --------- ---------- ---------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Development Fund (Series I
    Shares)(1)(2)(3)...................................... 0.75%         --       0.34%      0.01%      1.10%      0.01%     1.09%
   AIM V.I. Core Equity Fund (Series I Shares)(1)(2)...... 0.61%         --       0.28%      0.02%      0.91%      0.00%     0.91%
   AIM V.I. High Yield Fund (Series I Shares)(1)(4)....... 0.63%         --       0.55%      0.01%      1.19%      0.22%     0.97%
AMERICAN CENTURY VARIABLE PORTFOLIOS,
 INC.(Class I Shares)
   VP Income & Growth(5)(6)............................... 0.70%         --       0.00%      0.00%      0.70%      0.00%     0.70%
   VP Ultra(R)(5)(6)...................................... 1.00%         --       0.01%      0.00%      1.01%      0.00%     1.01%
   VP Value(5)(6)......................................... 0.93%         --       0.00%      0.00%      0.93%      0.00%     0.93%
DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio (Service Shares)....... 0.35%       0.25%      0.01%      0.02%      0.63%      0.00%     0.63%
DREYFUS STOCK INDEX FUND, INC.--Initial
 Shares................................................... 0.25%         --       0.02%      0.00%      0.27%      0.00%     0.27%
JANUS ASPEN SERIES
   Janus Aspen Series International Growth Portfolio
    (Institutional Shares)................................ 0.64%         --       0.07%      0.00%      0.71%      0.00%     0.71%
   Janus Aspen Series Small Company Value Portfolio
    (Service Shares)(7)................................... 0.74%       0.25%      1.20%      0.01%      2.20%      0.50%     1.70%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio.................. 0.75%       0.25%      0.18%      0.00%      1.18%      0.00%     1.18%
LORD ABBETT SERIES FUND, INC. (Class VC Shares)
   America's Value Portfolio(8)........................... 0.75%         --       0.52%      0.00%      1.27%      0.12%     1.15%
   Bond-Debenture Portfolio(8)............................ 0.50%         --       0.46%      0.00%      0.96%      0.06%     0.90%
   Growth and Income Portfolio............................ 0.48%         --       0.39%      0.00%      0.87%      0.00%     0.87%
   Mid-Cap Value Portfolio................................ 0.74%         --       0.38%      0.00%      1.12%      0.00%     1.12%
T. ROWE PRICE EQUITY SERIES, INC.
   T. Rowe Price Blue Chip Growth Portfolio............... 0.85%         --       0.00%      0.00%      0.85%      0.00%     0.85%
   T. Rowe Price Equity Income Portfolio II............... 0.85%       0.25%      0.00%      0.00%      1.10%      0.00%     1.10%
   T. Rowe Price Health Sciences Portfolio II............. 0.95%       0.25%      0.00%      0.00%      1.20%      0.00%     1.20%
   T. Rowe Price Personal Strategy Balanced
    Portfolio(9)(10)...................................... 0.90%         --       0.00%      0.02%      0.92%      0.02%     0.90%
VANGUARD VARIABLE INSURANCE FUND
   Capital Growth Portfolio............................... 0.38%         --       0.04%      0.00%      0.42%      0.00%     0.42%
   Mid-Cap Index Portfolio................................ 0.20%         --       0.04%      0.00%      0.24%      0.00%     0.24%
   REIT Index Portfolio................................... 0.27%         --       0.04%      0.00%      0.31%      0.00%     0.31%
   Total Bond Market Index Portfolio...................... 0.12%         --       0.04%      0.00%      0.16%      0.00%     0.16%
   Total Stock Market Index Portfolio(11)................. 0.00%         --       0.00%      0.16%      0.16%      0.00%     0.16%
   Small Company Growth Portfolio......................... 0.35%         --       0.03%      0.00%      0.38%      0.00%     0.38%
VARIABLE INSURANCE PRODUCTS FUNDS
   Fidelity VIP Contrafund(R) Portfolio (Service
    Class 2)(12).......................................... 0.57%       0.25%      0.09%      0.00%      0.91%      0.00%     0.91%
   Fidelity VIP Growth Portfolio (Service Class 2)(12).... 0.57%       0.25%      0.12%      0.00%      0.94%      0.00%     0.94%
   Fidelity VIP Investment Grade Bond Portfolio (Initial
    Class)................................................ 0.32%         --       0.12%      0.00%      0.44%      0.00%     0.44%
   Fidelity VIP Mid Cap Portfolio (Initial Class)(12)....  0.57%         --       0.11%      0.00%      0.68%      0.00%     0.68%
   Fidelity VIP Money Market Portfolio (Initial Class).... 0.23%         --       0.10%      0.00%      0.33%      0.00%     0.33%
   Fidelity VIP Overseas Portfolio (Service Class 2)(12).. 0.72%       0.25%      0.16%      0.00%      1.13%      0.00%     1.13%

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(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Net Annual Portfolio Operating Expenses listed above may exceed the limit on Total Annual Portfolio Operating Expenses, if any. The impact of the acquired fund fees and expenses is included in the total returns of the fund.

(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Portfolio Operating Expenses (subject to the exclusions discussed below) of Series I shares to 1.30% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Portfolio Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

(3) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(4) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Portfolio Operating Expenses (subject to the same exclusions discussed above in Note 2) of Series I shares to 0.95% of average daily net assets. This expense limitation agreement is in effect through at least April 30, 2008.

(5) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.

(6) Other expenses, which include the fees and expenses of the Fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the current fiscal year.

(7) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested during the period. Total Annual Portfolio Operating Expenses shown will not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and do not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.

     Included in Other Expenses is an administrative fee of 0.10% of the average daily net assets of the Portfolio to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

     Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Fund's Statement of Additional Information.

(8) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fees) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(9) The fund indirectly bears its share of the expenses paid by acquired funds in which it invests; such indirect expenses are not paid from the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

(10) Actual expenses paid by the fund were 0.88% due to a credit received from investing in the T. Rowe Price Institutional High Yield Fund; this credit totaled 0.02% in fiscal year 2006 but will vary with the amount invested in the Institutional High Yield Fund.

(11) Although the Portfolio is not expected to incur any net expenses directly, the Portfolio's shareholders indirectly bear the expenses of the underlying Vanguard funds (the Acquired Funds) in which the Portfolio invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Portfolio by the Acquired Funds. See "The Portfolio and Vanguard" in the fund prospectus. The Total Annual Portfolio Operating Expenses shown in this table do not correlate to the expense ratio shown in the Financial Highlights table in the fund prospectus because that ratio does not include the Acquired Fund Fees and Expenses.

(12) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the funds' expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for the Fidelity VIP Contrafund Portfolio-Service Class 2; 0.92% for the Fidelity VIP Growth Portfolio-Service Class 2; 0.66% for the Fidelity VIP Mid Cap Portfolio-Initial Class; and 1.06% for the Fidelity VIP Overseas Portfolio-Service Class 2. These offsets may be discontinued at any time.

                                    EXAMPLES

   These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract maintenance charges, separate account annual expenses and investment portfolio fees and expenses. The assumed average contract size is $40,000.

   There are 2 sets of Examples below: Example 1 assumes you elect the Plus 70/50 Optional Death Benefit Rider and you are invested in Vanguard Variable Insurance Fund (most expensive way to purchase the contract) and Example 2 assumes you do not elect the Plus 70/50 Optional Death Benefit Rider and you are not invested in Vanguard Variable Insurance Fund.

   Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

   These Examples assume you invest $10,000 in the contract for the time periods indicated. The Examples also assume your investment has a 5% return each year and assume (a) the maximum and (b) the minimum investment portfolio fees and expenses. The examples reflect annual investment portfolio expenses before any fee waiver and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those portfolios with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Portfolio"). Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

EXAMPLE 1 (If you elect the Plus 70/50 Optional Death Benefit and invest in Vanguard Variable Insurance Fund)

   (1) If you surrender your contract at the end of the applicable time period, or if you do not annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:

                           1 Year        3 Years       5 Years      10 Years
                          ---------      ---------     ---------    ---------
              (a) MAXIMUM $1,070.18      $1,778.77     $2,229.33    $4,525.66
              (b) MINIMUM $ 861.25       $1,164.08     $1,229.51    $2,632.07

   (2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:

                           1 Year        3 Years       5 Years      10 Years
                           -------       ---------     ---------    ---------
               (a) MAXIMUM $ 440.60      $1,329.67     $2,229.33    $4,525.66
               (b) MINIMUM $ 233.12      $  718.20     $1,229.51    $2,632.07

EXAMPLE 2 (If you do not elect the Plus 70/50 Optional Death Benefit and do not invest in Vanguard Variable Insurance Fund)

   (1) If you surrender your contract at the end of the applicable time period, or if you do not annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:

                           1 Year        3 Years       5 Years      10 Years
                          ---------     ---------     ---------     ---------
              (a) MAXIMUM $1,044.80      $1,705.48     $2,112.43    $4,315.74
              (b) MINIMUM $  835.35      $1,086.06     $1,099.48    $2,369.51

   (2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:

                           1 Year        3 Years       5 Years      10 Years
                           -------       ---------    ---------    ---------
               (a) MAXIMUM $ 415.40      $1,256.76   $2,112.43     $4,315.74
               (b) MINIMUM $ 207.40      $  640.58   $1,099.48     $2,369.51

   There is an Accumulation Unit Value History (Condensed Financial Information) contained in Appendix A.

1. THE ANNUITY CONTRACT

   This prospectus describes the Fixed and Variable Annuity Contract offered by RBC. The insurance contract is subject to state approval. Not all benefits are approved in all states. Please read your contract.

   An annuity is a contract between you, the owner, and an insurance company (in this case RBC), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

   The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

   The contract is called a variable annuity because you can choose among the available investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

   The contract also contains a fixed account option (Fixed Account I). The fixed account offers interest rates that are guaranteed by RBC. For Fixed Account I, an interest rate is set at the time of each purchase payment or transfer to the account. This initial interest rate is guaranteed for 12 months. RBC guarantees that the interest credited to Fixed Account I will not be less than 3% per year.

   If you select Fixed Account I, your money will be placed with the other general assets of RBC and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the general account will remain level for the entire income phase.

   The contract value is the dollar value as of any business day of all amounts accumulated under the contract.

   We may offer other variable annuity contracts that also invest in the same funds offered under the contracts described in this prospectus. These contracts may have different charges and may offer different benefits.

   As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying us in writing. You can name another joint owner (subject to state laws). We have described more information on this in Section 10-Other Information.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

   Under the contract you can receive regular income payments (annuity payments). You can choose the date on which those payments begin. We call that date the annuity date.

   We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30-days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract and must be the first day of a calendar month.

Annuity Payments

   Annuity payments must begin by the later of the first day of the first calendar month after the annuitant's 100th birthday or 10 years after we issue your contract (or the maximum date allowed under state law). The annuitant is the person whose life we look to when we make annuity payments. Currently, the amount of each payment is determined 10 business days prior to the payment date. At the annuity date, you can choose whether payments will come from:

  .  the fixed account, referred to as a fixed annuity,

  . the investment portfolio(s) available, referred to as a variable annuity, or

  .  a combination of both.

   If you choose to have any portion of your annuity payments come from the fixed account, Fixed Account I will be terminated, and the fixed annuity payments will be made from the Company's general account. Our general account contains all of our assets except the assets of the Separate Account and other separate accounts we may have. The dollar amount of each fixed annuity payment will be determined in accordance with the annuity tables in the contract. If, on the annuity date, we are using annuity payment tables for similar fixed annuity contracts that would provide a larger annuity payment, we will use those tables. Once determined, the amount of the fixed annuity payment will not change, unless you transfer a portion of your variable annuity payment into the fixed annuity. Up to 4 times each contract year you may increase the amount of your fixed annuity payment by a transfer of all or a portion of your variable annuity payment to the fixed annuity payment. After the annuity date, you may not transfer any portion of the fixed annuity into the variable annuity payment.

   If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of the initial variable annuity payment will depend upon the value of your contract in the investment portfolio(s) and the annuity tables in the contract. The dollar amount of this variable annuity payment is not guaranteed to remain level.

   Each variable annuity payment will vary depending on the investment performance of the investment portfolio(s) you have selected. A 3.5% annual investment rate is used in the annuity tables in the contract. If the actual performance of the investment portfolio(s) you have selected equals 3.5%, then the variable annuity payments will remain level. If the actual performance of the investment portfolio(s) you have selected exceeds the 3.5% assumption, the variable annuity payments will increase. Conversely, if the performance is less than the 3.5%, the variable annuity payments will decrease.

   Annuity payments are made monthly unless you have less than $10,000 to apply toward a payment. In that case, RBC may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be or become less than $250 a month, RBC has the right to change the frequency of payments so that your annuity payments are at least $250.

Annuitization Enhancement Option

   If you elect an annuity date which is:

      1. On or after the 5th contract anniversary; and

      2. You select an annuity option which is based on the annuitant remaining alive,

we will add to your Adjusted Contract Value an Annuitization Enhancement Amount of 3% of the Adjusted Contract Value that will be applied to the annuity option. The Adjusted Contract Value is the contract value less any applicable premium tax. This amount is applied to the applicable annuity table in your contract to determine the initial annuity payment.

Annuity Options

   You can choose among income plans. We call those annuity options.

   You can select and/or change an annuity option at any time prior to the annuity date (with 30 days notice to us). If you do not choose an annuity option, we will assume that you selected Option 2, which will provide a life annuity with 120 monthly payments guaranteed. You can choose one of the following annuity options. Any other annuity option that is acceptable to us may also be selected. After annuity payments begin, you cannot change the annuity option.

   OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. If the annuitant dies after the first payment and before the second payment, then we will make only one payment.

   OPTION 2. LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

   OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 75% or 50% of the amount that we would have paid if both were alive. If both the annuitant and the second person die after the first payment and before the second payment, then we will make only one payment.

   OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make annuity payments each month so long as the annuitant and a second person (joint annuitant) are both alive. However, if when the last annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

3. PURCHASING THE CONTRACT

Purchase Payments

   A purchase payment is the money you give us to buy the contract. The minimum we will accept for a non-qualified contract is $10,000. If you buy the contract as part of a qualified contract, the minimum purchase payment we will accept is $2,000. The maximum purchase payments we accept are $1 million without our prior approval. You can make additional purchase payments of $1,000 or more. Electronic fund transfers (EFT) from your checking or savings account are allowed. Minimum initial purchase payment requirements and maximum purchase payment requirements still apply. Any EFT amount after the initial purchase payment must be $50 per month.

Allocation of Purchase Payments

   When you purchase a contract, we will allocate your purchase payment to:

  .  Fixed Account I; and/or

  .  one or more of the investment portfolios you have selected.

   If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if there is a fund substitution, liquidation or merger, your allocation instructions will be updated automatically to reflect the surviving fund, the replacement fund or a money market fund, as applicable, for any continued and future investment unless you instruct us otherwise. Any allocation to Fixed Account I must be at least $1,000. Allocation percentages need to be in whole numbers. Each allocation must be at least 1%. Any allocation to an investment portfolio must be at least $1,000. RBC reserves the right to decline any purchase payment.

   At its discretion, RBC may refuse purchase payments into Fixed Account I if the total value of Fixed Account I is greater than or equal to 30% of the value of your contract at the time of the purchase payment. RBC also reserves the right to refuse allocations into Fixed Account I if the interest rate to be credited to the allocation is equal to the minimum guaranteed interest rate for the Fixed Account.

   Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

   If you change your mind about owning the contract, you can cancel it within 10 days after receiving it, or the period required in your state. When you cancel the contract within this time period, RBC will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we will refund the greater of your purchase payment (less withdrawals) or the value of your contract if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Fidelity VIP Money Market Portfolio for 15 days beginning when we allocate your first purchase payment. (In some states, the period may be longer.) At the end of that period, we will re-allocate those funds as you selected.

Accumulation Units

   The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

   Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous business day by a factor for the current business day. The factor is determined by:

      1. dividing the value of an investment portfolio share at the end of the current business day by the value of an investment portfolio share for the previous business day; and

      2. multiplying it by one minus the daily amount of the coverage charge and any charges for taxes.

   The value of an accumulation unit may go up or down from day to day.

   When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

   We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Growth and Income Portfolio is $12.70. We then divide $4,000 by $12.70 and credit your contract on Monday night with 314.9606 accumulation units for the Growth and Income Portfolio.

4. INVESTMENT PORTFOLIOS

   The contract offers the investment portfolios which are listed below. Additional investment portfolios may be available in the future.

   You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses will be sent to you with your confirmation. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY WRITING US AT P.O. BOX 19086, GREENVILLE, SC 29602-9086 or calling us at 1-800-423-9398. Certain portfolios contained in the fund prospectuses may not be available with your contract and may not be available in your state. The funds may offer various classes of shares, each of which has a different level of expenses. The fund prospectuses may provide information for share classes that are not available through the contract. When you consult the fund prospectuses, you should be careful to refer to only the information regarding the class of shares that is available through your contract. A summary of the investment objectives and strategies of each investment portfolio available under the contract is contained in Appendix B. There can be no assurance that the investment objectives will be achieved. The fund prospectuses contain more complete information including the fees and expenses of each portfolio and a description of the investment objectives, policies, restrictions and risks of each portfolio.

   Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies that may or may not be affiliated with RBC. Certain portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

   We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisors, distributors and/or affiliates. We may receive revenues from the investment portfolios, their investment advisors, distributors and/or affiliates for the performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and another separate account of ours. These percentages may differ from fund to fund and among classes of shares within a fund. Some investment portfolios, investment advisors, distributors and/or affiliates pay us a greater percentage than others, and some do not pay us at all. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a fund's assets. Revenue sharing and Rule 12b-1 fees are included among the several factors that we consider when deciding to include an investment portfolio within this variable product. Additional information regarding these payments may be contained in the prospectuses and/or statements of additional information of the underlying funds.


   The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisors manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment portfolios have the same investment advisors.

   Allocating assets only to one or a small number of investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment portfolios that concentrate their investments in a particular business or market sector will increase the risk that your contract value will be more volatile since these investment portfolios may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses; (b) small cap securities; and (c) foreign securities. We may provide asset allocation tools for use and discussion with your financial consultant. We do not provide specific advice for your individual investment allocations, you should discuss this matter with your financial consultant.

   A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


   You can invest in any of the following investment portfolios.

AIM VARIABLE INSURANCE FUNDS

   Advisor: A I M Advisors, Inc.

      AIM V.I. Capital Development Fund (Series I Shares)
      AIM V.I. Core Equity Fund (Series I Shares)
      AIM V.I. High Yield Fund (Series I Shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (Class I Shares)

   Advisor: American Century Investment Management, Inc.

      VP Income & Growth
      VP Ultra(R)
      VP Value

DREYFUS INVESTMENT PORTFOLIOS

   Advisor: The Dreyfus Corporation

      Small Cap Stock Index Portfolio (Service Shares)

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

   Advisor: The Dreyfus Corporation (Index Fund Manager: Mellon Equity
Associates)

JANUS ASPEN SERIES

   Advisor: Janus Capital Management LLC

      Janus Aspen Series International Growth Portfolio (Institutional Shares) Janus Aspen Series Small Company Value Portfolio (Service Shares)

LAZARD RETIREMENT SERIES, INC.

   Advisor: Lazard Asset Management LLC

      Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

   Advisor: Lord, Abbett & Co. LLC

      America's Value Portfolio
      Bond-Debenture Portfolio
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

   Advisor: T. Rowe Price Associates, Inc.

      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Equity Income Portfolio II
      T. Rowe Price Health Sciences Portfolio II
      T. Rowe Price Personal Strategy Balanced Portfolio

VANGUARD VARIABLE INSURANCE FUND

   Advisor: The Vanguard Group, Inc.

      Mid-Cap Index Portfolio
      REIT Index Portfolio
      Total Bond Market Index Portfolio
      Total Stock Market Index Portfolio (this portfolio receives advisory services indirectly, by investing in other Vanguard funds and portfolios)

   Advisors: Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC

      Small Company Growth Portfolio

   Advisor: PRIMECAP Management Company

      Capital Growth Portfolio

   Contract value invested in Vanguard Variable Insurance Fund will have a higher coverage charge.

VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")

   Advisor: Fidelity Management & Research Co.

      Fidelity VIP Contrafund(R) Portfolio (Service Class 2)
      Fidelity VIP Growth Portfolio (Service Class 2)
      Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Fidelity VIP Mid Cap Portfolio (Initial Class)
      Fidelity VIP Money Market Portfolio (Initial Class)
      Fidelity VIP Overseas Portfolio (Service Class 2)

See Appendix C for information regarding discontinued portfolios.

Voting Rights

   RBC is the legal owner of the investment portfolio shares. However, RBC believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that RBC owns on its own behalf. Should RBC determine that it is no longer required to comply with the above, it will vote the shares in its own right.

Adding, Deleting, or Substituting Investment Portfolios

   We do not control the funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any investment portfolio held in our Separate Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any investment portfolio would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

   If an investment portfolio is liquidated, we will ask you to reallocate any amount in the liquidated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

   If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

   If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, Asset Allocation or Interest Sweep Option while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your contract value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions and any available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

Transfers

  (These transfer features as stated may not be available in all states.)

   You can transfer money among Fixed Account I and the investment portfolios.

  Telephone Transfers

   You can make transfers by telephone. If you own the contract with a joint owner, unless RBC is instructed otherwise, RBC will accept instructions from either you or the other owner. RBC will use reasonable procedures to confirm that instructions given us by telephone are genuine. If RBC fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. RBC tape records all telephone instructions. RBC reserves the right to modify or terminate telephone transfer privileges.

  Transfers During the Accumulation Phase

   You can make 20 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the Fixed Account and to or from any investment portfolio. If you make more than 20 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer during the accumulation phase:

      1. The minimum amount that you can transfer from the investment portfolios or Fixed Account I is $250 or your entire interest in the investment portfolio or Fixed Account I, if less.

      2. We reserve the right to restrict the maximum amount that you can transfer from the Fixed Account option to 25% of the amount in Fixed Account I or the amount transferred out of Fixed Account I in the prior contract year. Currently, RBC is waiving this restriction. This requirement is waived if the transfer is part of the Dollar Cost Averaging, Asset Allocation or Asset Rebalancing options. This requirement is also waived if the transfer is to switch your contract to the income phase.

      3. At our discretion, we may refuse transfers to Fixed Account I if the total value of Fixed Account I is greater than or equal to 30% of the value of your contract at the time of the transfer. We also reserve the right to refuse transfers into the Fixed Account if the interest rate to be credited to the amount transferred is equal to the minimum guaranteed interest rate for the Fixed Account.

      4. The minimum amount that must remain in any investment portfolio after a transfer is $1,000. The minimum amount that must remain in Fixed Account I after a transfer is $1,000. If less than $1,000 remains in any investment portfolio or Fixed Account I after a transfer, the entire amount in the account will be transferred.

      5. You may not make a transfer until after the end of the free look period.

      6. We reserve the right to restrict the number of transfers per year and to restrict transfers made on consecutive business days.

   Your right to make transfers may be modified if we determine, in our sole opinion, that the exercise of the transfer right by one or more owners is, or would be, harmful to other owners.

  Transfers During the Income Phase

   Each year, during the income phase, you can make 4 transfers between the investment portfolio(s) without charge. We measure a year from the anniversary of the day we issued your contract. You can also make 4 transfers each contract year from the investment portfolios to the general account. You may not make a transfer from the general account to the investment portfolios. These 4 transfers each contract year during the income phase are free. If you make more than 4 transfers in a year during the income phase, a transfer fee of $25 per transfer (after the 4 free) will be charged.

   Market Timing/Disruptive Transfers. Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios that are investment portfolios for the contract is designed for short-term investing. Such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an advisor's or sub-advisor's ability to effectively manage a portfolio in accordance with its investment objective and policies). RBC has adopted policies and implemented procedures to detect and deter market timing activities. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the contract.

   We attempt to detect disruptive market timing activities by monitoring the dollar amount of the transfer in proportion to the contract size, the grouping of transfers by third parties, and the frequency of the transfers in a defined period. In addition, we may consider additional factors such as the investment objectives of the particular investment portfolio involved in the transfer(s) and whether the transfer appears to be part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies. With respect to both the dollar amount and frequency, we may consider an individual transfer alone or combined with transfers from other contracts owned by or under the control or influence of the same individual or entity.

   If market timing activity is determined to have occurred, we will:

  . Notify contract owners, broker-dealers and representatives that RBC has determined certain transfers to be impermissible short-term trading.

  . Inform the contract owner and agent that all transfers going forward are required to be made by written request via U.S. mail ("snail mail"), in accordance with rights reserved in the applicable contract.

  . Inform the administrator when a contract owner, broker-dealer, or representative has made transfers that appear to be violative of our policy against market timing and place them on a "watch list" to monitor future transfer activity. We must approve any transfers that are attempted by someone who is on the "watch list" prior to the execution of such transfers.

  . Terminate representative appointments for purposes of issuing future business once RBC determines a representative has purposefully and intentionally placed market timing business with us. Representatives will be identified and terminated based on a quantifiable standard that is applied uniformly.

  . Any new application that matches specific criteria (e.g. agent name or TIN, or owner name or SSN) will be pended for review prior to issuance.

   We apply these policies and procedures uniformly and without exception, waiver, or special arrangement. However, we will not apply these policies and procedures in times of national emergency and/or market volatility.

   The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures that RBC has adopted. Further, the underlying funds may also impose redemption fees on certain exchanges. Contract owners and other persons with interests in the contracts should be aware that RBC may not have the contractual obligation to apply the frequent trading policies and procedures of the underlying funds.

   Our market timing policies and procedures apply only to individuals and entities that own this contract. However, the underlying funds are available for use with many different variable annuity contracts, variable life insurance policies and, in the case of certain funds, directly by certain qualified retirement plans. Some of these contracts, policies and plans may have less restrictive transfer rules or no transfer restrictions at all. We do not know the effectiveness of any policies and procedures used by other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the underlying funds could incur higher expenses which may result in lower performance if undetected abusive trading practices occur.

   In addition, contract owners and other persons with interests in the contracts should be aware that some underlying funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the underlying funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the underlying funds (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the underlying funds.

   Upon request by an underlying fund, and subject to applicable law, we may provide the underlying fund with the tax identification number or social security number, and other identifying information contained in our records, of contract owners that engaged in sub-account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying fund and the amount and dates of such purchases, redemptions, transfers and exchanges. In some cases, we do not have the tax identification number or other identifying information requested by the fund in our records. In those cases, we rely on the contract owner to provide the information. If the contract owner does not provide the information, we may be directed by the fund to restrict the contract owner from further purchases of fund shares. Such information would be provided to the fund in accordance with policies established by the fund to prevent market timing in the fund.

   In addition to reserving the right to modify or terminate the transfer privilege at any time, we also reserve the right to reject or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds. This would include an underlying fund's refusal or restriction on purchases or redemptions of its shares as a result of the underlying fund's own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the prospectuses of the underlying funds for more details.

   We cannot guarantee that the funds will not be harmed by transfer activity. No assurance can be given that any or all possible forms of potentially harmful transfer activity will be identified, or that any restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified.

Dollar Cost Averaging Option

   The Dollar Cost Averaging Option (DCA) allows you to systematically transfer a set amount each month from the Money Market Portfolio, Fixed Account I or any other investment portfolio we designate to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

   The minimum amount that can be transferred each month is $250. The value of your contract must be at least $10,000 in order to participate in Dollar Cost Averaging.

   All Dollar Cost Averaging transfers will be made on the 15th day of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be made the next business day. You must participate in Dollar Cost Averaging for at least 6 or 12 months, depending upon the program you selected.

   If you participate in Dollar Cost Averaging, the transfers made under this option are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Dollar Cost Averaging Option.

   No Automatic Withdrawals and Minimum Distributions will be allowed if you are participating in Dollar Cost Averaging.

   Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

Asset Rebalancing Option

   We make available to the broker-dealers who sell our contracts materials that they can use to assist them in making recommendations as to investment choices within our contracts. These materials will help you and your representative determine your risk tolerance and the types of funds that match that level of risk.

   Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $10,000, you can direct us to automatically rebalance your contract monthly, quarterly, semi-annually or annually to return to your original percentage allocations by selecting our Asset Rebalancing Option.

   The program will ignore any new purchase payments or transfers allocated to portfolios other than the original (or most current) rebalancing portfolio allocations. You may change your allocations to incorporate new purchase payments or transfers by contacting the Service Center.

   The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be made the next business day. The Fixed Account option is not part of asset rebalancing. Currently, there is no charge for participating in the Asset Rebalancing Option.

   If you participate in the Asset Rebalancing Option, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fidelity VIP Investment Grade Bond Portfolio and 60% to be in the Mid-Cap Value Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP Investment Grade Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, RBC would sell some of your units in the Fidelity VIP Investment Grade Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Mid-Cap Value Portfolio to increase those holdings to 60%.

Asset Allocation Option

   RBC recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contract.

   Even though we may allow the use of approved Asset Allocation Programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers may be disruptive to the operations of the investment portfolios, and should we become aware of such disruptive practices, we may modify the transfer provisions of the contract. See "Market Timing/Disruptive Transfers."

   If you participate in an approved Asset Allocation Program, the transfers made under the program will not be taken into account in determining any transfer fee. Currently, RBC does not charge for participating in an Asset Allocation Program.

Interest Sweep Program

   This program allows you to automatically move the interest earned in Fixed Account I into another investment portfolio(s) on a monthly or quarterly basis. Please note that amounts allocated into the DCA option are excluded from this program. Transfers will be made on the 15th day of the month or any other day you designate, other than the 29th, 30th, or 31st of any month. If any designated day is not a business day, the transfer will be made on the next business day.

5. EXPENSES

   There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Coverage Charge

   Each day, RBC makes a deduction for its coverage charge. We do this as part of our calculation of the value of the accumulation units and the annuity units. The amount of the charge depends upon whether you elect the Plus 70/50 Death Benefit Option Rider and whether you invest in the portfolios of Vanguard Variable Insurance Fund.

   The chart below tells you the amount, on an annual basis, of the coverage charge for your contract. It is a percentage of the average daily value of the contract invested in an investment portfolio.


Mortality and Expense Risk Fee................................................. 1.55%
Administrative Fee............................................................. 0.20%
Plus 70/50 Optional Death Benefit Rider Fee.................................... 0.25%
Fund Facilitation Fee (contract value in Vanguard Variable Insurance Fund only) 0.20%

   In certain states, the Plus 70/50 Optional Death Benefit Rider may not be available. Check with your registered representative regarding availability.

   This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. This charge is also for administrative expenses, including preparation of the contract, confirmations, annual statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees and computer and system costs and certain distribution expenses. The Fund Facilitation Fee is for certain fund servicing functions we perform.

Contract Maintenance Charge

   During the accumulation phase, every year on the anniversary of the date when your contract was issued, we deduct $35 from your contract as a contract maintenance charge. RBC will waive this charge if the value of your contract is $100,000 or more on the contract anniversary. If you own more than one RBC variable contract, we will determine the total value of all your variable contracts. If the total value of all your RBC variable contracts is more than $100,000, we will not assess the contract maintenance charge. We may, at some time in the future, discontinue this practice and deduct the charge. If you make a complete withdrawal from your contract, the charge will also be deducted. A pro-rata portion of the charge will be deducted if the annuity date is other than an anniversary. This charge is for administrative expenses. If the owner is a non-natural person (e.g., a corporation), we will look to the annuitant to determine this information.

   After the annuity date, the charge will be collected monthly out of each annuity payment regardless of the size of the contract.

Withdrawal Charge

   During the accumulation phase, you can make withdrawals from your contract, subject to a withdrawal charge which is equal to a percentage of the purchase payment withdrawn.

   RBC keeps track of each purchase payment. The withdrawal charge is equal to:

                         Contract Years From          Withdrawal
                         Date of Purchase Payment      Charge
                      ------------------------       ----------
                           1..................          7%
                           2..................          7%
                           3..................          6%
                           4..................          5%
                           5 and thereafter....         0%

   After RBC has had a purchase payment for 4 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, RBC treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract. No withdrawal charge is assessed on amounts deducted to pay the withdrawal charge on a partial withdrawal.

   The withdrawal charge compensates us for expenses associated with selling the contract. Commissions will be paid to broker-dealers who sell the contracts. In no event are commissions deducted from your purchase payment or contract value. Rather, RBC pays commissions to the selling broker-dealer. For a further discussion, see "Distributor" on page __.

Free Withdrawal Amount

   The first 10% of Remaining Purchase Payments withdrawn (free withdrawal amount) is not subject to the withdrawal charge unless you have already made another withdrawal during that same contract year. Remaining Purchase Payments prior to a partial withdrawal is equal to total purchase payments less previous withdrawals, including withdrawal charges. A withdrawal charge will be assessed against each Remaining Purchase Payment withdrawn in excess of the free withdrawal amount and will result in a reduction in remaining contract value. The withdrawal charge, and the free withdrawal amount are calculated at the time of each withdrawal. Withdrawals are made from the oldest Remaining Purchase Payments first.

   RBC does not assess the withdrawal charge on any amounts paid out as death benefits or as annuity payments if a life annuity option or another option with an annuity payment period of more than 5 years is selected.

Additional Withdrawal Option (Opt Out Provision)

   If, during the first 30 days of the 3rd contract year, you surrender all of the contract value, applicable withdrawal charges for the surrender will be waived. You may elect this option at any time before the 3rd contract year, but the surrender must be effective within the first 30 days of the 3rd contract year.

   Your request for surrender must be received at the Service Center no later than the 30th day of the 3rd contract year and must state the effective date of the surrender. The date you select for the surrender date must be within the first 30 days of the 3rd contract year. The contract value will be calculated the date the surrender is actually processed.

   You can revoke your request anytime prior to the requested date of this surrender. This option is not available for a Section 1035 exchange, direct rollover or direct transfer to another annuity contract.

   Income taxes and tax penalties may apply to any withdrawal you make.

   NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Waiver of Withdrawal Charge Benefits (Life Liquidity Benefit)

   Under certain circumstances, after the first year, RBC will allow you to take your money out of the contract without deducting the withdrawal charge:

      1. if you become confined to a long-term care facility, nursing facility or hospital for at least 90 consecutive days;

      2. if you become totally disabled for at least 90 days;

      3. if you become terminally ill (which means that you are not expected to live more than 12 months);

      4. if you are involuntarily unemployed for at least 90 consecutive days;
   or

      5. if you get divorced.

   These benefits may not be available in your state.

   Withdrawal charges are not assessed against withdrawals made under the Additional Withdrawal Option, Required Minimum Withdrawal Option or the Substantially Equal Periodic Payment Withdrawal Option. (See Section 7-"Access to Your Money.")

Reduction or Elimination of the Withdrawal Charge

   RBC will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances that reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with RBC. We will not deduct a withdrawal charge under a contract issued to an officer, director or employee of RBC or any of its affiliates.

Premium Taxes

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. RBC is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states that assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

   You can make 20 free transfers every year during the accumulation phase and 4 free transfers every year during the income phase. We measure a year from the day we issue your contract. If you make more than 20 transfers a year during the accumulation phase or more than 4 transfers a year during the income phase, we will deduct a transfer fee of $25. The transfer fee is deducted from the amount that is transferred. The transfer fee is for expenses in connection with transfers.

   If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or an approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

   RBC will deduct from the contract for any income taxes that it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

   There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses. Fees and expenses of the funds are not fixed or specified under the terms of the contract and may vary from year to year. These fees and expenses differ for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any investment portfolio you select.

6.  TAXES

   NOTE: The Company has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. The Company has included in the Statement of Additional Information (SAI) an additional discussion regarding taxes.

Annuity Contracts In General

   Annuity contracts are a means of setting aside money for future needs-usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (the Code) for annuities.

   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract (qualified or non-qualified, see the following sections).

   You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs-either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

   When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes resulting in the earnings on the money held in the contract to be taxed currently to such owner.

Qualified and Non-Qualified Contracts

   If you purchase the contract as an individual and not as an Individual Retirement Annuity (IRA) or Tax-Sheltered Annuity (TSA), your contract is referred to as a non-qualified contract.

   If you purchase the contract as an IRA or a Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), your contract is referred to as a qualified contract.

   A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a qualified contract.

Withdrawals-Non-Qualified Contracts

   If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

   The Code also provides that any amount received under an annuity contract, which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      1. paid on or after the taxpayer reaches age 59 1/2;

      2. paid after you die;

      3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

      4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      5. paid under an immediate annuity; or

      6. which come from purchase payments made prior to August 14, 1982.

   With respect to 4 above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

Partial 1035 Exchanges

     Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service (IRS) has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. An owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Owners should consult their own tax advisors prior to entering into a partial exchange of an annuity contract.

Withdrawals-Qualified Contracts

   If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

   The Code also provides that any amount received under a qualified contract, which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      1. paid on or after you reach age 59 1/2;

      2. paid after you die;

      3. paid if you become totally disabled (as that term is defined in the Code);

      4. paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      5. paid to you after you have left your employment, after attaining age 55 (age 50 for public safety employees in certain governmental plans);

      6. paid for certain allowable medical expenses (as defined in the Code);

      7. paid pursuant to a qualified domestic relations order;

      8. paid on account of an IRS levy upon the qualified contract;

      9. paid from an IRA for medical insurance (as defined in the Code);

      10. paid from an IRA for qualified higher education expenses;

      11. paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code); or

      12. paid as a qualified reservist distribution as defined in the Code.

   The exceptions in 5 and 7 above do not apply to IRAs. The exception in 4 above applies to IRAs but without the requirement of leaving employment.

   With respect to 4 above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

   We have provided a more complete discussion in the Statement of Additional Information (SAI).

Withdrawals-Tax-Sheltered Annuities

   The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities.

Withdrawals can only be made under the following circumstances:

      1.    when an owner reaches age 59 1/2;

      2.    when an owner has a severance from employment;

      3.    when an owner dies;

      4. when an owner becomes disabled (as that term is defined in the Code);

      5. when an amount is paid as a qualified reservist distribution as defined in the Code; or

      6. in the case of hardship. Hardship withdrawals are limited to purchase payments and cannot include any earnings.

    These withdrawal limitations only apply to earnings and salary reduction contributions made after December 31, 1988.

   We do not allow loans from Tax-Sheltered Annuity contracts.

Taxation of Death Benefits

   Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

   Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

   Certain death benefits available for use with a qualified contract may be considered by the IRS as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such death benefits could result in currently taxable income to the owners of the qualified contracts.

   Furthermore, the Code provides that the assets of an IRA (including Roth
IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits that may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the IRS as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

   You should consult your tax advisor regarding these features and benefits prior to purchasing a contract or adding an additional death benefit to your contract.

Multiple Contracts

   The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year.

Tax Treatment of Assignments

   Any transfer, assignment or pledge of a contract may be a taxable event. You should therefore consult competent tax advisors should you wish to transfer, assign or pledge your contract.

   If a contract is issued for use under a qualified plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Diversification and Owner Control

   The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. RBC believes that the investment portfolios are being managed so as to comply with the requirements.

   Neither the Code nor the IRS Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not RBC, would be considered the owner of the shares of the investment portfolios. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of RBC and the manager of the underlying investments, no arrangement may exist between a contract owner and RBC regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or RBC regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under Federal tax law owners are permitted to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided, which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

   Due to the uncertainty in this area, RBC reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Required Distributions

   Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

   The Internal Revenue Service (IRS) has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, including some forms of additional death benefits.

   This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

7. ACCESS TO YOUR MONEY

   You can have access to the money in your contract:

      1. by making a withdrawal (either a partial or a complete withdrawal);

      2. by electing to receive annuity payments; or

      3. when a death benefit is paid to your beneficiary.

Withdrawals can only be made during the accumulation phase.

   When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal:

  . less any applicable withdrawal charge,

  . less any premium tax, and

  . less any contract maintenance charge.

(See Section 5. Expenses for a discussion of the charges.)

   Unless you instruct RBC otherwise, any partial withdrawal will be made pro-rata from all the investment portfolio(s) and the fixed account option you selected. You will be allowed only one partial withdrawal per contract year. Under most circumstances, the amount of any partial withdrawal must be for at least $500 (withdrawals made pursuant to the Automatic Withdrawal Program, Required Minimum Withdrawal Option and the Substantially Equal Periodic Payment Withdrawal Option are not subject to this minimum). RBC requires that after a partial withdrawal is made you keep at least $1,000 in any investment portfolio and $1,000 in Fixed Account I. RBC also requires that after a partial withdrawal is made you keep at least $10,000 in your contract. The amount of the partial withdrawal is taken pro-rata from all investment portfolios, unless you specifically request it from a certain investment portfolio(s).

   If your withdrawal request would cause the investment portfolio(s) to go below $1,000, RBC will ask you to select another investment portfolio(s) to withdraw the money from so the investment portfolios will maintain the $1,000 limit. Under the Required Minimum Withdrawal Option and the Substantially Equal Periodic Payment Withdrawal Option, the requirement to maintain $1,000 in each investment portfolio is not required. RBC reserves the right to terminate the contract if less than $10,000 remains in the contract after a partial withdrawal.

   We will pay the amount of any withdrawal from the investment portfolios within 7 days of a receipt in good order of your request unless the suspension or deferral of payments or transfers provision is in effect (see "Suspension of Payments or Transfers" below.) Use of a certified check to purchase the contract may expedite the payment of your withdrawal request if the withdrawal request is received soon after your payment by certified check.

   There are limits to the amount you can withdraw from a TSA contract. For a more complete explanation, see the discussion in Section 6. Taxes and the discussion in the Statement of Additional Information (SAI).

   Income taxes and tax penalties may apply to any withdrawal you make.

Additional Withdrawal Option (Opt Out Provision)

   Under this option you have the ability to surrender all of the contract value during the first 30 days of the third contract year without incurring a withdrawal charge. This option must be elected before the third contract year and the effective date of the surrender must be within the first 30 days of the third contract year. This option is not available for a Section 1035 exchange, direct rollover or direct transfer to another annuity contract.

   Income taxes and tax penalties may apply to any withdrawal you make.

Automatic Withdrawal Program

   The Automatic Withdrawal Program provides periodic payments to you. Each payment must be for at least $100. You may elect to have payments made monthly, quarterly, semi-annually or annually. The first 10% of the Remaining Purchase Payments as of the beginning of the contract year is not subject to the withdrawal charge. A withdrawal charge will be applied to any withdrawals in excess of the first 10% withdrawn and will result in a reduction in remaining contract value. If you use this program, you may not make any other withdrawals (including a partial withdrawal). For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

   All Automatic Withdrawals will be made on the 15th day of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day then the payment will be the next business day. You must remain in the program for a minimum of 6 months. All distributions will be by electronic fund transfer.

   If you have made a partial withdrawal prior to electing this option, the Automatic Withdrawal Program will not take effect until the next contract year.

   No other withdrawal option or Dollar Cost Averaging transfers will be allowed if you are participating in the Automatic Withdrawal Program.

   Income taxes and tax penalties may apply to automatic withdrawals.

Required Minimum Withdrawal Option

   If you own an IRA or a TSA contract, you may elect the Required Minimum Withdrawal Option. Under this Option, RBC will make payments to you from your contract that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for qualified plans. RBC will make payments to you periodically (currently, monthly, quarterly, semi-annually or annually). The payments will not be subject to the withdrawal charge.

   The IRS has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, including some forms of additional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

   No Dollar Cost Averaging transfers or other withdrawal option will be allowed if you are participating in the Required Minimum Withdrawal Option.

   There is no guarantee that you will not outlive payments which are scheduled to be made for your life expectancy.

   Income taxes will apply to Required Minimum Withdrawals.

Substantially Equal Periodic Payment Withdrawal Option

   Under the option, periodic withdrawals are made for your life or life expectancy or the joint life or life expectancies of you and your designated beneficiary. These scheduled periodic withdrawals are intended to qualify for an exception to the 10% penalty on distributions before age 59 1/2 under Code Sections 72(q) and 72(t). (See Section 6. Taxes-Withdrawals-Non-Qualified Contracts; Withdrawals-Qualified Contracts.)

   Withdrawals under this option will not be subject to a withdrawal charge. No other withdrawal options may be elected while the option is in effect. Once withdrawals have started, you cannot make any additional payments to the contract.

   There is no guarantee that you will not outlive payments which are scheduled to be made for your life expectancy.

Suspension of Payments or Transfers

   RBC may be required to suspend or postpone payments from the investment portfolios for withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2. trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or RBC cannot reasonably value the shares of the investment portfolios;

      4. during any other period when the Securities and Exchange Commission
   (SEC), by order, so permits for the protection of owners.

   RBC has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than 6 months.

8. PERFORMANCE

   RBC may periodically advertise performance of the various investment portfolios. RBC will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the coverage charge and the fees and expenses of the investment portfolios. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures that will reflect the deduction of the coverage charge, contract maintenance charges, and withdrawal charges, as well as the fees and expenses of the investment portfolios. RBC may also advertise the historical performance of certain investment portfolios whose inception dates precede the date the accumulation units of your contract invested in the portfolio.

   RBC may advertise yield information. If it does, it will provide you with information regarding how yield is calculated.

   RBC may, from time to time, include in its advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

   More detailed information regarding how performance is calculated is found in the Statement of Additional Information (SAI).

   Future performance will vary and the results shown are not necessarily representative of future results.

9. DEATH BENEFIT

Upon Your Death

   If you die during the accumulation phase, RBC will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

Annual Stepped-Up Death Benefit

   The amount of the death benefit depends on how old you are on the day we issue your contract. If RBC issues your contract prior to your 81st birthday, the death benefit will be the greater of 1 or 2, where:

      1. is the contract value on the Death Benefit Date; and

      2. is the death benefit reset amount described below after adjustments for purchase payments, partial withdrawals, and any charges made since the last reset date.

   However, in no case will the death benefit be less than the Total Adjusted Purchase Payments.

   The first "death benefit reset amount" is equal to the initial purchase payment. The death benefit reset amount is then re-determined on the last day of each contract year prior to your 81st birthday. On these determination dates, the death benefit reset amount is set to be the greater of:

      1. the prior year's death benefit reset amount after adjustments for purchase payments, partial withdrawals and any charges made in the past year; or

      2. the contract value.

   The Death Benefit Date is the date due proof of death and request for payment are received by us.

   Total Adjusted Purchase Payments is the total purchase payments adjusted to reflect partial withdrawals. On the issue date of the contract, the Total Adjusted Purchase Payments is equal to the initial purchase payment. The Total Adjusted Purchase Payments prior to a partial withdrawal is equal to the Total Adjusted Purchase Payments after the most recent partial withdrawal, or the issue date if there have been no partial withdrawals, plus any purchase payments made since the last partial withdrawal.

   The adjustment to the death benefit reset amount and the Total Adjusted Purchase Payments for withdrawals is pro-rata. This means that the value after a withdrawal is equal to the value prior to the withdrawal, multiplied by the contract value after the withdrawal, divided by the contract value prior to the withdrawal.

   If the owner's age at issue is 81 through 85, the death benefit will be the greater of contract value or Total Adjusted Purchase Payments.

   If the owner's age at issue is 86 or older, the amount of the death benefit will be the contract value.

   In the event that your spouse elects to continue the contract in his or her name, in accordance with the death benefit options, we will not pay a death benefit. However, the contract value will equal the amount of the death benefit as provided above. The amount of any future death benefit will be determined as provided above.

   If the ownership of the contract is changed, except where the contract is being continued by your surviving spouse, the death benefit amount will be determined as above. However, Total Adjusted Purchase Payments will be equal to the contract value on the effective date of the change of owner, adjusted for purchase payments and partial withdrawals made since the change. Death benefits will be determined based on the age of the new owner as of the date of the change.

   If the owner is a non-natural person, the age of the annuitant will be used to determine any death benefits.

   If there are joint owners, death benefits will be based on the age of the oldest joint owner.

   The death benefit amount in the Separate Account remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.

   Appendix D to this prospectus contains examples of how the Annual Stepped-Up Death Benefit is calculated.

Plus 70/50 Optional Death Benefit Rider (Plus 70/50 Benefit)

   At the time you purchase your contract, you can elect the Plus 70/50 Optional Death Benefit Rider. This Rider may not be available in your state (check with your registered representative regarding the availability of this Rider).


   Under this Rider an additional death benefit will be paid equal to:

      1. 70% of the excess, if any, of the Additional Death Benefit Ending Value over the Additional Death Benefit Base Value for owners age 69 or younger on the date the contract was issued, or

      2. 50% of the excess, if any, of the Additional Death Benefit Ending Value over the Additional Death Benefit Base Value for owners ages 70 to 75 on the date the contract was issued.

   The excess of the Additional Death Benefit Ending Value over the Additional Death Benefit Base Value may not exceed:

      1. 70% of the Total Adjusted Purchase Payments, less purchase payments made during the 12 months prior to the Death Benefit Date, except for purchase payments made during the first contract year, for owners age 69 or younger on the date the contract was issued, or

      2. 50% of the Total Adjusted Purchase Payments, less purchase payments made during the 12 months prior to the Death Benefit Date, except for purchase payments made during the first contract year, for owners age 70-75 on the date the contract was issued.

   Additional Death Benefit Base Value is equal to the Total Adjusted Purchase Payments. For the surviving spouse who elects to continue the contract, Total Adjusted Purchase Payments is equal to the contract value on the date of continuation, adjusted to reflect purchase payments and partial withdrawals made since the date of continuation.

   Additional Death Benefit Ending Value is the lesser of:

      1. the contract value on the Death Benefit Date; and

      2. the contract value on the deceased owner's 81st birthday, if the Death Benefit Date is subsequent to the deceased owner's 81st birthday.

   Total Adjusted Purchase Payments is the total purchase payments adjusted to reflect partial withdrawals. Partial withdrawals will be reflected on a pro-rata basis. That is, the amount of Total Adjusted Purchase Payments after a partial withdrawal is equal to the Total Adjusted Purchase Payments before the withdrawal, multiplied by the contract value after the withdrawal, divided by the contract value before the withdrawal.

   If the owner of this contract is changed, death benefits under this Rider will be determined based on the age of the new owner, as of the date of the change.

   In the event that your spouse elects to continue the contract, the amount of the additional death benefit provided above will be added to the contract value. Provisions of the rider will continue as if your spouse had purchased the contract on the date of continuation, with the initial purchase payment equal to the contract value, including the additional death benefit, on that date. For purposes of calculating future death benefits, your spouse's age on the date of continuation will be used.

   If this contract is owned by joint owners, age is based on the age of the oldest joint owner. If the owner is a non-natural person, age is based on the age of the annuitant.

   If you select the Plus 70/50 Benefit, the coverage charge for your contract will be higher than it would have been without this benefit.

   You will not receive any benefit under the Plus 70/50 Benefit if there is no gain under your contract when the death benefit is calculated.

   This Rider is irrevocable.

   Appendix D to this prospectus also contains examples of how the Plus 70/50 Benefit is calculated.

   The Plus 70/50 Benefit is available for use with non-qualified contracts, with IRA contracts (including SEPs, transfers and rollovers) and TSA contracts. This feature is not available for use with Roth IRA contracts.

Payment of Death Benefits

   Upon the death of an owner during the accumulation phase, the entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name. Unless the Internal Revenue Code provides otherwise, a spousal beneficiary may only continue the contract one time. Payment to the beneficiary (other than a lump sum) may only be elected during the 60-day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

   If you or any joint owner dies during the income phase, any remaining payments under the annuity option chosen will continue at least as rapidly as under the method of distribution in effect at the time of death. If you die during the income phase, the beneficiary becomes the owner.

See Section 6. Taxes-Taxation of Death Benefits regarding the tax treatment of death proceeds.

Death of Annuitant

   If the annuitant, who is not an owner, dies during the accumulation phase, the owner or the youngest joint owner will become the annuitant, unless another annuitant is designated. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

   Upon the death of the annuitant during the income phase, the death benefit, if any, will be as provided for in the annuity option selected. The death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

10. OTHER INFORMATION

The Company

     Liberty Life Insurance Company (referred to as "RBC," "RBC Insurance(R)," the "Company," or "us," "our," "we"), P.O. Box 1389, Greenville, SC 29602-1389 was incorporated on July 1, 1909 under the laws of the state of Missouri and redomiciled in South Carolina as of December 31, 2003. On June 30, 2006, Business Men's Assurance Company of America merged with its affiliate, Liberty Life Insurance Company, and changed its name to Liberty Life Insurance Company as of the same date. The merged company operates under a single brand name, RBC Insurance. The Company is the principal (wholly owned) U.S. subsidiary of Royal Bank of Canada (RBC). RBC is Canada's largest bank as measured by assets and market capitalization and one of North America's leading diversified financial services companies. RBC provides personal and commercial banking, wealth management services, insurance, corporate and investment banking and transaction processing services on a global basis. Liberty Life Insurance Company is licensed to do business in the District of Columbia and all states except New York.

   The Company's obligations arising under the contracts are general obligations of the Company.

The Separate Account

   The Company has established a separate account, RBC Variable Annuity Account A (Separate Account) (formerly known as BMA Variable Annuity Account A), to hold the assets that underlie the contracts. The Board of Directors of the Company adopted a resolution to establish the Separate Account under Missouri insurance law on September 9, 1996. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

   The assets of the Separate Account are held in the Company's name on behalf of the Separate Account and legally belong to the Company. However, those assets that underlie the contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

Distributor

     JBS Investment Group, LLC ("JBS"), 8320 University Executive Park Drive, Suite 110, Charlotte, NC 28262, acts as the distributor and principal underwriter of the contracts. Prior to May 1, 2007, Tamarack Distributors Inc. was the principal underwriter of the contracts. The offering is on a continuous basis. We anticipate continuing to offer the contract, but reserve the right to discontinue the offering. JBS was organized under the laws of the state of North Carolina and is a member of the NASD.

     JBS may offer the contracts directly to potential purchasers or through selling broker-dealers.

   Broker-dealers will be paid commissions of up to 5.4% of purchase payments in connection with the sale of the contracts. When we compensate a broker-dealer firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. We are not involved in determining the compensation of your representative. Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission. We may, from time to time, pay promotional cash incentives that increase the amount of compensation.

   We may also provide financial and other types of support for educational, training and client seminars sponsored by the broker-dealer.

   Broker-dealers often enter into selling arrangements with a number of insurance companies to sell their variable annuity and variable life insurance contracts. These broker-dealers may classify or rank the contracts for their respective organizations on a system that is based on internal criteria that may include the level of financial and other types of support, compensation arrangements, quality of service, performance, type of contract and benefits thereunder. These classifications and rankings may influence the registered representatives in their recommendations and may present conflicts of interest.

   Contract owners should consult the prospectuses for the investment portfolios for information concerning compensation arrangements relating to the distribution of shares of the investment portfolios. Contract owners should consult with their broker-dealers with respect to compensation and revenue sharing arrangements involved in connection with the sale of the contracts.

   The Statement of Additional Information (SAI) contains additional information regarding the distributor and sales of the contracts.


Administration

   We have hired IBM Business Transformation Outsourcing Insurance Services Corporation ("administrator"), 2000 Wade Hampton Blvd., Greenville, SC 29615-1064, to perform certain administrative services regarding the contracts. The administrative services include issuance of the contracts and maintenance of contract records. Claims are handled jointly between RBC and the administrator.

Ownership

   Owner. You, as the owner of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. The beneficiary becomes the owner upon the death of the owner.

   Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

   The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment. You can assign the contract at any time during your lifetime. RBC will not be bound by the assignment until it receives the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

   If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Legal Proceedings

   There are no material pending legal proceedings, other than ordinary routine litigation incidental to the Company's business, to which the Separate Account, JBS Investment Group, LLC (the principal underwriter) or the Company is a party.

Financial Statements

   The financial statements of the Company and the Separate Account have been included in the Statement of Additional Information (SAI).

                              Table of Contents of
                    The Statement of Additional Information


Company
Experts
Legal Opinions
Distributor
Reduction or Elimination of Withdrawal Charge
Calculation of Performance Data
Federal Tax Status
Annuity Provisions
Mortality and Expense Guarantee
Financial Statements



                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

   Accumulation Unit Value History-The following schedule includes accumulation unit values for the periods shown. This data has been extracted from the Separate Account's audited December 31, 2006 financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes that are included in the Statement of Additional Information.

   Sub-Accounts invested in the Vanguard Variable Insurance Fund portfolios are assessed an additional 0.20% coverage charge. This is reflected in the accumulation unit values shown below for these Sub-Accounts.



                                                                                    Contracts with 1.75%
                                                                                      Coverage Charge
                                                                                ----------------------------
                                                                          Year           Year or Period    Period
                                                                          Ended            Ended            Ended
                                                                        12/31/2006       12/31/2005     12/31/2004(1)
                                                                        -----------     -------------- -------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. HIGH YIELD SUB-ACCOUNT
   Unit value at beginning of period......................                $  11.12       $11.00        $10.00
   Unit value at end of period............................                $  12.10       $11.12        $11.00
   No. of ACCUMULATION UNITS outstanding at end of period.                   1,772        1,554            17
 AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $  11.70       $10.00            --
   Unit value at end of period............................                $  13.40       $11.70            --
   No. of ACCUMULATION UNITS outstanding at end of period.                     295           72             0
 AIM V.I. CORE EQUITY SUB-ACCOUNT(2)(3)
   Unit value at beginning of period......................                $  10.79       $10.00            --
   Unit value at end of period............................                $  12.39       $10.79            --
   No. of ACCUMULATION UNITS outstanding at end of period.                   5,813           39             0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (Class I Shares)
 VP INCOME & GROWTH SUB-ACCOUNT
   Unit value at beginning of period......................                $  11.27       $10.95        $10.00
   Unit value at end of period............................                $  12.97       $11.27        $10.95
   No. of ACCUMULATION UNITS outstanding at end of period.                   4,664        4,333            33
 VP VALUE SUB-ACCOUNT
   Unit value at beginning of period......................                $  11.23       $10.87        $10.00
   Unit value at end of period............................                $  13.10       $11.23        $10.87
   No. of ACCUMULATION UNITS outstanding at end of period.                   4,744        1,420             0
 VP ULTRA(R) SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $  11.03       $10.00            --
   Unit value at end of period............................                $  10.48       $11.03            --
   No. of ACCUMULATION UNITS outstanding at end of period.                     463            0             0
DREYFUS STOCK INDEX FUND, INC. SUB-ACCOUNT
   Unit value at beginning of period......................                $  11.09       $10.76        $10.00
   Unit value at end of period............................                $  12.59       $11.09        $10.76
   No. of ACCUMULATION UNITS outstanding at end of period.                   5,390        3,811         1,648
DREYFUS INVESTMENT PORTFOLIOS
 EMERGING LEADERS SUB-ACCOUNT(3)(6)
   Unit value at beginning of period......................                $  11.38       $10.00            --
   Unit value at end of period............................                $  12.11       $11.38            --
   No. of ACCUMULATION UNITS outstanding at end of period.                   1,876          885             0
 SMALL CAP STOCK INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $  11.54       $10.00            --
   Unit value at end of period............................                $  12.98       $11.54            --
   No. of ACCUMULATION UNITS outstanding at end of period.                   1,719          226             0
INVESTORS MARK SERIES FUND, INC.(4)
 MONEY MARKET SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $     --       $ 9.95        $10.00
   Unit value at end of period............................                $     --           --        $ 9.95
   No. of ACCUMULATION UNITS outstanding at end of period.                       0            0             0

                                                                                    Contracts with 2.00%
                                                                                      Coverage Charge
                                                                               ----------------------------
                                                                          Year           Year or Period    Period
                                                                          Ended             Ended          Ended
                                                                       12/31/2006         12/31/2005    12/31/2004(1)
- -                                                                    ------------      -------------- -------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. HIGH YIELD SUB-ACCOUNT
   Unit value at beginning of period......................                $   11.07      $11.01          $10.00
   Unit value at end of period............................                $   12.02      $11.07          $11.01
   No. of ACCUMULATION UNITS outstanding at end of period.                      231         199             0
 AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.68      $10.00            --
   Unit value at end of period............................                $   13.34      $11.68            --
   No. of ACCUMULATION UNITS outstanding at end of period.                       49          50             0
 AIM V.I. CORE EQUITY SUB-ACCOUNT(2)(3)
   Unit value at beginning of period......................                $   10.79      $10.00            --
   Unit value at end of period............................                $   12.34      $10.79            --
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,398          49             0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (Class I Shares)
 VP INCOME & GROWTH SUB-ACCOUNT
   Unit value at beginning of period......................                $   11.23      $10.96          $10.00
   Unit value at end of period............................                $   12.89      $11.23          $10.96
   No. of ACCUMULATION UNITS outstanding at end of period.                      342           0             0
 VP VALUE SUB-ACCOUNT
   Unit value at beginning of period......................                $   11.19      $10.88          $10.00
   Unit value at end of period............................                $   13.01      $11.19          $10.88
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,113         899             445
 VP ULTRA(R) SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.01      $10.00             --
   Unit value at end of period............................                $   10.44      $11.01             --
   No. of ACCUMULATION UNITS outstanding at end of period.                       49          49              0
DREYFUS STOCK INDEX FUND, INC. SUB-ACCOUNT
   Unit value at beginning of period......................                $   11.05      $10.78          $10.00
   Unit value at end of period............................                $   12.51      $11.05          $10.78
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,033         504              0
DREYFUS INVESTMENT PORTFOLIOS
 EMERGING LEADERS SUB-ACCOUNT(3)(6)
   Unit value at beginning of period......................                $   11.37      $10.00             --
   Unit value at end of period............................                $   12.06      $11.37             --
   No. of ACCUMULATION UNITS outstanding at end of period.                      289          49             0
 SMALL CAP STOCK INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.52      $10.00             --
   Unit value at end of period............................                $   12.93      $11.52             --
   No. of ACCUMULATION UNITS outstanding at end of period.                    2,321          49             0
INVESTORS MARK SERIES FUND, INC.(4)
 MONEY MARKET SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --       $ 9.96         $10.00
   Unit value at end of period............................                $      --         --           $ 9.96
   No. of ACCUMULATION UNITS outstanding at end of period.                        0            0             0


                                                                                    Contracts with 1.75%
                                                                                      Coverage Charge
                                                                                ----------------------------
                                                                          Year           Year or Period    Period
                                                                          Ended             Ended          Ended
                                                                        12/31/2006        12/31/2005   12/31/2004(1)
                                                                        -------------    -------------- -------------
 INTERMEDIATE FIXED INCOME SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --         $10.40        $10.00
   Unit value at end of period............................                $      --             --        $10.40
   No. of ACCUMULATION UNITS outstanding at end of period.                        0              0         7,929
 GLOBAL FIXED INCOME SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --         $10.28        $10.00
   Unit value at end of period............................                $      --             --        $10.28
   No. of ACCUMULATION UNITS outstanding at end of period.                        0              0           249
 MID CAP EQUITY SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --         $11.19        $10.00
   Unit value at end of period............................                $      --             --        $11.19
   No. of ACCUMULATION UNITS outstanding at end of period.                        0              0             0
 SMALL CAP EQUITY SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --         $10.78        $10.00
   Unit value at end of period............................                $      --             --        $10.78
   No. of ACCUMULATION UNITS outstanding at end of period.                        0              0             0
 LARGE CAP GROWTH SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --         $ 9.95        $10.00
   Unit value at end of period............................                $      --             --        $ 9.95
   No. of ACCUMULATION UNITS outstanding at end of period.                        0              0             0
 LARGE CAP VALUE SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --         $11.33        $10.00
   Unit value at end of period............................                $      --             --        $11.33
   No. of ACCUMULATION UNITS outstanding at end of period.                        0              0            16
 GROWTH & INCOME SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --         $11.01        $10.00
   Unit value at end of period............................                $      --             --        $11.01
   No. of ACCUMULATION UNITS outstanding at end of period.                        0              0             0
 BALANCED SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --         $10.89        $10.00
   Unit value at end of period............................                $      --             --        $10.89
   No. of ACCUMULATION UNITS outstanding at end of period.                        0              0         1,612
JANUS ASPEN SERIES
 JANUS ASPEN SERIES INTERNATIONAL GROWTH SUB-ACCOUNT(5)
   Unit value at beginning of period......................                $   15.68         $12.05        $10.00
   Unit value at end of period............................                $   22.66         $15.68        $12.05
   No. of ACCUMULATION UNITS outstanding at end of period.                    6,173          2,269             0
 JANUS ASPEN SMALL COMPANY VALUE SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.05         $10.00            --
   Unit value at end of period............................                $   13.23         $11.05            --
   No. of ACCUMULATION UNITS outstanding at end of period.                      579              0             0
LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   Unit value at beginning of period......................                $   11.39         $11.13        $10.00
   Unit value at end of period............................                $   12.99         $11.39        $11.13
   No. of ACCUMULATION UNITS outstanding at end of period.                    2,750          1,612             0

                                                                                    Contracts with 2.00%
                                                                                      Coverage Charge
                                                                                 ----------------------------
                                                                           Year           Year or Period    Period
                                                                           Ended             Ended          Ended
                                                                        12/31/2006         12/31/2005    12/31/2004(1)
- -                                                                     -----------      -------------- -------------
 INTERMEDIATE FIXED INCOME SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --        $10.42        $10.00
   Unit value at end of period............................                $      --            --        $10.42
   No. of ACCUMULATION UNITS outstanding at end of period.                        0             0           740
 GLOBAL FIXED INCOME SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --        $10.30        $10.00
   Unit value at end of period............................                $      --            --        $10.30
   No. of ACCUMULATION UNITS outstanding at end of period.                        0             0           301
 MID CAP EQUITY SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --        $11.21        $10.00
   Unit value at end of period............................                $      --            --        $11.21
   No. of ACCUMULATION UNITS outstanding at end of period.                        0             0             0
 SMALL CAP EQUITY SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --        $10.80        $10.00
   Unit value at end of period............................                $      --            --        $10.80
   No. of ACCUMULATION UNITS outstanding at end of period.                        0             0             0
 LARGE CAP GROWTH SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --        $ 9.96        $10.00
   Unit value at end of period............................                $      --            --        $ 9.96
   No. of ACCUMULATION UNITS outstanding at end of period.                        0             0             0
 LARGE CAP VALUE SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --        $11.34        $10.00
   Unit value at end of period............................                $      --            --        $11.34
   No. of ACCUMULATION UNITS outstanding at end of period.                        0             0             0
 GROWTH & INCOME SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --        $11.02        $10.00
   Unit value at end of period............................                $      --            --        $11.02
   No. of ACCUMULATION UNITS outstanding at end of period.                        0             0           293
 BALANCED SUB-ACCOUNT(4)
   Unit value at beginning of period......................                $      --        $10.90        $10.00
   Unit value at end of period............................                $      --            --        $10.90
   No. of ACCUMULATION UNITS outstanding at end of period.                        0             0             0
JANUS ASPEN SERIES
 JANUS ASPEN SERIES INTERNATIONAL GROWTH SUB-ACCOUNT(5)
   Unit value at beginning of period......................                $   15.62        $12.06        $10.00
   Unit value at end of period............................                $   22.51        $15.62        $12.06
   No. of ACCUMULATION UNITS outstanding at end of period.                   12,373           550             0
 JANUS ASPEN SMALL COMPANY VALUE SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.03        $10.00            --
   Unit value at end of period............................                $   13.18        $11.03            --
   No. of ACCUMULATION UNITS outstanding at end of period.                    4,696            49             0
LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   Unit value at beginning of period......................                $   11.35        $11.15        $10.00
   Unit value at end of period............................                $   12.91        $11.35        $11.15
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,030         1,000           443

                                                                                    Contracts with 1.75%

                                                                                      Coverage Charge
                                                                                ----------------------------
                                                                           Year           Year or Period    Period
                                                                           Ended             Ended          Ended
                                                                        12/31/2006         12/31/2005    12/31/2004(1)
                                                                        ------------      -------------- -------------
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    10.75           $10.00          --
   Unit value at end of period............................               $    12.10           $10.75          --
   No. of ACCUMULATION UNITS outstanding at end of period.                      106                0           0
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    10.38           $10.00          --
   Unit value at end of period............................               $    11.15           $10.38          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    2,699               38           0
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    10.80           $10.00          --
   Unit value at end of period............................               $    12.45           $10.80          --
   No. of ACCUMULATION UNITS outstanding at end of period.                   10,100            3,356           0
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    11.36           $10.00          --
   Unit value at end of period............................               $    12.52           $11.36          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    6,152              424           0
T. ROWE PRICE EQUITY SERIES, INC.
 T. ROWE PRICE BLUE CHIP GROWTH SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    11.36           $10.00          --
   Unit value at end of period............................               $    12.24           $11.36          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    5,202            1,037           0
 T. ROWE PRICE EQUITY INCOME PORTFOLIO II SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    10.67           $10.00          --
   Unit value at end of period............................               $    12.44           $10.67          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    4,884            2,117           0
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    12.30           $10.00          --
   Unit value at end of period............................               $    13.13           $12.30          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    3,273               14           0
 T. ROWE PRICE PERSONAL STRATEGY BALANCED SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    10.91           $10.00          --
   Unit value at end of period............................               $    11.99           $10.91          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,907            1,914           0
VANGUARD VARIABLE INSURANCE FUND
 VANGUARD MID-CAP INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    11.82           $10.00          --
   Unit value at end of period............................               $    13.19           $11.82          --
   No. of ACCUMULATION UNITS outstanding at end of period.                   10,807              546           0
 VANGUARD REIT INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    11.43           $10.00          --
   Unit value at end of period............................               $    15.12           $11.43          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    5,413              167           0
 VANGUARD TOTAL BOND MARKET INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................               $    10.00           $10.00          --
   Unit value at end of period............................               $    10.23           $10.00          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    6,212                0           0

                                                                                    Contracts with 2.00%
                                                                                      Coverage Charge
                                                                               ----------------------------
                                                                           Year           Year or Period    Period
                                                                           Ended              Ended          Ended
                                                                        12/31/2006         12/31/2005    12/31/2004(1)
                                                                       -------------      -------------- -------------
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   10.73           $10.00          --
   Unit value at end of period............................                $   12.05           $10.73          --
   No. of ACCUMULATION UNITS outstanding at end of period.                       49               49           0
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   10.37           $10.00          --
   Unit value at end of period............................                $   11.11           $10.37          --
   No. of ACCUMULATION UNITS outstanding at end of period.                      588               50           0
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   10.79           $10.00          --
   Unit value at end of period............................                $   12.40           $10.79          --
   No. of ACCUMULATION UNITS outstanding at end of period.                      826              816           0
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.35           $10.00          --
   Unit value at end of period............................                $   12.47           $11.35          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,451               49           0
T. ROWE PRICE EQUITY SERIES, INC.
 T. ROWE PRICE BLUE CHIP GROWTH SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.34           $10.00          --
   Unit value at end of period............................                $   12.19           $11.34          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    3,006               49           0
 T. ROWE PRICE EQUITY INCOME PORTFOLIO II SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   10.65           $10.00          --
   Unit value at end of period............................                $   12.38           $10.65          --
   No. of ACCUMULATION UNITS outstanding at end of period.                      303               49           0
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   12.30           $10.00          --
   Unit value at end of period............................                $   13.08           $12.30          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    2,671               49           0
 T. ROWE PRICE PERSONAL STRATEGY BALANCED SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   10.89           $10.00          --
   Unit value at end of period............................                $   11.94           $10.89          --
   No. of ACCUMULATION UNITS outstanding at end of period.                      480              510           0
VANGUARD VARIABLE INSURANCE FUND
 VANGUARD MID-CAP INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.79           $10.00          --
   Unit value at end of period............................                $   13.13           $11.79          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    2,872               46           0
 VANGUARD REIT INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.41           $10.00          --
   Unit value at end of period............................                $   15.06           $11.41          --
   No. of ACCUMULATION UNITS outstanding at end of period.                      664               45           0
 VANGUARD TOTAL BOND MARKET INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $    9.98           $10.00          --
   Unit value at end of period............................                $   10.19           $ 9.98          --
   No. of ACCUMULATION UNITS outstanding at end of period.                    2,480               50           0

                                                                                    Contracts with 1.75%
                                                                                      Coverage Charge
                                                                                ----------------------------
                                                                          Year            Year or Period    Period
                                                                          Ended              Ended          Ended
                                                                        12/31/2006         12/31/2005    12/31/2004(1)
                                                                        --------------    -------------- -------------
 VANGUARD TOTAL STOCK MARKET INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.10           $ 10.00            --
   Unit value at end of period............................                $   12.58           $ 11.10            --
   No. of ACCUMULATION UNITS outstanding at end of period.                    6,518                 0             0
 VANGUARD SMALL COMPANY GROWTH SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.79           $ 10.00            --
   Unit value at end of period............................                $   12.75           $ 11.79            --
   No. of ACCUMULATION UNITS outstanding at end of period.                    2,426               132             0
 VANGUARD CAPITAL GROWTH SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   11.53           $ 10.00            --
   Unit value at end of period............................                $   12.62           $ 11.53            --
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,686                 0             0
VARIABLE INSURANCE PRODUCTS FUND (VIP)
 FIDELITY VIP OVERSEAS SUB-ACCOUNT
   Unit value at beginning of period......................                $   13.12           $ 11.22        $10.00
   Unit value at end of period............................                $   15.18           $ 13.12        $11.22
   No. of ACCUMULATION UNITS outstanding at end of period.                    6,202             2,307             0
 FIDELITY VIP GROWTH SUB-ACCOUNT
   Unit value at beginning of period......................                $   10.67           $ 10.28        $10.00
   Unit value at end of period............................                $   11.18           $ 10.67        $10.28
   No. of ACCUMULATION UNITS outstanding at end of period.                    5,796             1,044             0
 FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT
   Unit value at beginning of period......................                $   12.57           $ 10.95        $10.00
   Unit value at end of period............................                $   13.76           $ 12.57        $10.95
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,463             1,717             0
 FIDELITY VIP MONEY MARKET SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   10.11           $ 10.00            --
   Unit value at end of period............................                $   10.42           $ 10.11            --
   No. of ACCUMULATION UNITS outstanding at end of period.                   25,164            24,557             0
 FIDELITY VIP INVESTMENT GRADE BOND SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   10.02           $ 10.00            --
   Unit value at end of period............................                $   10.28           $ 10.02            --
   No. of ACCUMULATION UNITS outstanding at end of period.                   11,751            11,833             0
 FIDELITY VIP MID CAP SUB-ACCOUNT(3)
   Unit value at beginning of period......................                $   12.17           $ 10.00            --
   Unit value at end of period............................                $   13.48           $ 12.17            --
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,500             1,708             0

                                                                                    Contracts with 2.00%
                                                                                       Coverage Charge
                                                                                 ----------------------------
                                                                              Year         Year or Period    Period
                                                                              Ended           Ended          Ended
                                                                           12/31/2006      12/31/2005     12/31/2004(1)
                                                                           ------------   --------------  -------------
 VANGUARD TOTAL STOCK MARKET INDEX SUB-ACCOUNT(3)
   Unit value at beginning of period......................                 $  11.09           $10.00            --
   Unit value at end of period............................                 $  12.53           $11.09            --
   No. of ACCUMULATION UNITS outstanding at end of period.                      419               95             0
 VANGUARD SMALL COMPANY GROWTH SUB-ACCOUNT(3)
   Unit value at beginning of period......................                 $  11.76           $10.00            --
   Unit value at end of period............................                 $  12.70           $11.76            --
   No. of ACCUMULATION UNITS outstanding at end of period.                      202               45             0
 VANGUARD CAPITAL GROWTH SUB-ACCOUNT(3)
   Unit value at beginning of period......................                 $  11.51           $10.00            --
   Unit value at end of period............................                 $  12.56           $11.51            --
   No. of ACCUMULATION UNITS outstanding at end of period.                       48               48             0
VARIABLE INSURANCE PRODUCTS FUND (VIP)
 FIDELITY VIP OVERSEAS SUB-ACCOUNT
   Unit value at beginning of period......................                 $  13.07           $11.24        $10.00
   Unit value at end of period............................                 $  15.08           $13.07        $11.24
   No. of ACCUMULATION UNITS outstanding at end of period.                      837              474           294
 FIDELITY VIP GROWTH SUB-ACCOUNT
   Unit value at beginning of period......................                 $  10.63           $10.29        $10.00
   Unit value at end of period............................                 $  11.11           $10.63        $10.29
   No. of ACCUMULATION UNITS outstanding at end of period.                    2,168              937           465
 FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT
   Unit value at beginning of period......................                 $  12.52           $10.97        $10.00
   Unit value at end of period............................                 $  13.68           $12.52        $10.97
   No. of ACCUMULATION UNITS outstanding at end of period.                    3,056              817             0
 FIDELITY VIP MONEY MARKET SUB-ACCOUNT(3)
   Unit value at beginning of period......................                 $  10.09           $10.00            --
   Unit value at end of period............................                 $  10.37           $10.09            --
   No. of ACCUMULATION UNITS outstanding at end of period.                        0            2,658             0
 FIDELITY VIP INVESTMENT GRADE BOND SUB-ACCOUNT(3)
   Unit value at beginning of period......................                 $  10.01           $10.00            --
   Unit value at end of period............................                 $  10.24           $10.01            --
   No. of ACCUMULATION UNITS outstanding at end of period.                    3,026            1,157             0
 FIDELITY VIP MID CAP SUB-ACCOUNT(3)
   Unit value at beginning of period......................                 $  12.15           $10.00            --
   Unit value at end of period............................                 $  13.43           $12.15            --
   No. of ACCUMULATION UNITS outstanding at end of period.                    1,662              717             0

- --------
(1)Unit values shown above are for the period commencing June 4, 2004 and ending December 31, 2004.
(2)Formerly known as INVESCO VIF-Core Equity Fund. Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.
(3)The AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, American Century VP Ultra(R) Fund, Dreyfus Emerging Leaders Portfolio, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Money Market Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Aspen Small Company Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Mid-Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio II, T. Rowe Price Health Sciences Portfolio II, T. Rowe Price Personal Strategy Balanced Portfolio, Vanguard Mid-Cap Index Portfolio, Vanguard REIT Index Portfolio, Vanguard Total Bond Market Index Portfolio, Vanguard Total Stock Market Index Portfolio, Vanguard Small Company Growth Portfolio and Vanguard Capital Growth Portfolio Sub-accounts commenced operations on April 29, 2005.
(4)On July 15, 2005, the Company substituted shares of the portfolios of Investors Mark Series Fund, Inc. with shares of certain series of registered investment companies.
(5)Effective on or about March 24, 2003, the Berger IPT-International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.
(6)The Emerging Leaders Portfolio was liquidated on April 30, 2007.


                                   APPENDIX B

                              INVESTMENT PORTFOLIOS

   The following is a summary of the investment objectives and strategies of each available investment portfolio. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks of each portfolio. There is no assurance that the investment objectives will be achieved.

See Appendix C for information concerning certain investment portfolios that are no longer offered by the Company.

AIM VARIABLE INSURANCE FUNDS

   AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment advisor. The following investment portfolios are available under the contract:

       AIM V.I. Capital Development Fund (Series I Shares)

          The Fund's investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The Fund may also invest up to 25% of its total assets in foreign securities.

       AIM V.I. Core Equity Fund (Series I Shares)

          The Fund's investment objective is growth of capital. The Fund seeks to meet its objective by investing normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. The Fund may also invest up to 25% of its total assets in foreign securities.

       AIM V. I. High Yield Fund (Series I Shares)

          The Fund's investment objective is to achieve a high level of current income. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds" and preferred stocks. The Fund may invest up to 25% of its total assets in foreign securities.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (Class I Shares)

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following investment portfolios are available under the contract:

       VP Income & Growth

          The Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective. The Portfolio will generally be invested in equity securities of companies comprising the 1500 largest publicly traded companies in the United States. The management team strives to outperform the Standard & Poor's 500 Composite Stock Price Index over time without taking on significant additional risk.

       VP Ultra(R)

          The Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

       VP Value

          This Portfolio seeks long-term capital growth as a primary objective and income as a secondary objective. It invests in well-established companies that the Portfolio's Advisor believes are undervalued at the time of purchase.


DREYFUS INVESTMENT PORTFOLIOS

   The Dreyfus Investment Portfolios is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment advisor to the Portfolios. The following investment portfolio is available under the contract:

       Small Cap Stock Index Portfolio (Service Shares)

          The Portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index(R). To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

   The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

          The objective of this Portfolio is to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment advisor. The following investment portfolios are available under the contract:

       Janus Aspen Series International Growth Portfolio (Institutional Shares)

          The Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

       Janus Aspen Series Small Company Value Portfolio (Service Shares)

          The Portfolio is designed for long-term investors who primarily seek capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies that have reasonably solid fundamentals and whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise values.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC, a subsidiary of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following investment portfolio is available under the contract:

       Lazard Retirement Small Cap Portfolio

          The Portfolio seeks long-term capital appreciation. It invests primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 Index(R) that the manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. Lord, Abbett & Co. LLC is the investment advisor to the portfolios. The following investment portfolios are available under the contract:

       America's Value Portfolio

          The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold varies daily. The Portfolio generally uses a value approach to identify particular investments for the Portfolio.

       Bond-Debenture Portfolio

          The Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. To pursue its goal, the Portfolio, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. These securities may include: all types of bonds, debentures, mortgage-related and other asset-backed securities, high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities.

       Growth and Income Portfolio

          The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that Lord, Abbett & Co. LLC believes are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely-used benchmark for large-cap stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily.

       Mid-Cap Value Portfolio

          The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. To pursue this goal, the Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely-used benchmark for mid-cap stock performance. As of June 30, 2006, the market capitalization range of the Russell Mid Cap Index was $2.0 billion to $14.8 billion. This range varies daily.

T. ROWE PRICE EQUITY SERIES, INC.

   T. Rowe Price Equity Series, Inc. is a mutual fund with multiple portfolios.
T. Rowe Price Associates, Inc. is the investment advisor. The following investment portfolios are available under the contract:

       T. Rowe Price Blue Chip Growth Portfolio

          The Blue Chip Growth Portfolio will seek long-term growth of capital by investing primarily in common stocks of well-established large and medium-sized blue chip growth companies with the potential for above-average earnings increases. Current income is a secondary objective.

       T. Rowe Price Equity Income Portfolio-II

          The Equity Income Portfolio will seek to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. In selecting such stocks, the fund emphasizes companies that appear to be temporarily undervalued by various measures, such as price/earnings (P/E) ratios.

       T. Rowe Price Health Sciences Portfolio-II

          The Health Sciences Portfolio will seek long-term growth of capital by investing at least 80% of net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund focuses primarily on U.S. stocks but may also invest up to 35% of assets in foreign securities. While the fund may purchase small-company stocks, its primary focus will be large and mid-size companies.

       T. Rowe Price Personal Strategy Balanced Portfolio

          The Personal Strategy Balanced Portfolio will seek the highest total return over time consistent with an emphasis on both capital appreciation and income. With a portfolio generally comprising 60% stocks, 30% bonds, and 10% money market securities, the fund may be appropriate for those seeking long-term capital appreciation and income. The fund's share price will fluctuate with changes in interest rates and market conditions.

VANGUARD VARIABLE INSURANCE FUND

     Vanguard Variable Insurance Fund is a mutual fund with multiple portfolios. The Vanguard Group, Inc. is the investment advisor to certain of the Portfolios. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC are the advisors to the Small Company Growth Portfolio. PRIMECAP Management Company is the advisor to the Capital Growth Portfolio. Contract value invested in Vanguard Variable Insurance Fund will have a higher coverage charge. The following investment portfolios are available under the contract:

       Capital Growth Portfolio

          The Portfolio seeks to provide long-term capital appreciation by investing principally in mid- and large-capitalization stocks.

       Mid-Cap Index Portfolio

          The Portfolio seeks to track the performance of the MSCI US MidCap 450 Index.

       REIT Index Portfolio

          The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the Morgan Stanley REIT Index.

       Small Company Growth Portfolio

          The Portfolio seeks to provide long-term capital appreciation by investing primarily in the stocks of small companies.

       Total Bond Market Index Portfolio

          The Portfolio seeks to track the performance of the Lehman Brothers Aggregate Bond Index.

       Total Stock Market Index Portfolio (this Portfolio receives investment advisory services indirectly, by investing in other Vanguard funds and portfolios)

          The Portfolio seeks to track the performance of the S&P Total Market Index.

VARIABLE INSURANCE PRODUCTS FUNDS

   The Variable Insurance Products Fund is a mutual fund with multiple portfolios that are managed by Fidelity Management & Research Co. The following investment portfolios are available under the contract:


       Fidelity VIP Contrafund(R) Portfolio (Service Class 2)

          The VIP Contrafund Portfolio seeks long-term capital appreciation by normally investing primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public. The Portfolio invests in either "growth" stocks or "value" stocks or both. It invests in domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

       Fidelity VIP Growth Portfolio (Service Class 2)

          The VIP Growth Portfolio seeks to achieve capital appreciation by normally investing primarily in common stocks. The Portfolio invests in companies that the adviser believes have above-average growth potential. The Portfolio invests in domestic and foreign issuers using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


       Fidelity VIP Investment Grade Bond Portfolio (Initial Class)

          The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. The adviser manages the fund to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers(R) Aggregate Bond Index.

       Fidelity VIP Mid Cap Portfolio (Initial Class)

          The VIP Mid Cap Portfolio seeks long-term growth of capital by normally investing primarily in common stocks. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap 400)). The Portfolio invests in companies with smaller or larger market capitalizations. The Portfolio invests in domestic and foreign issuers. It invests in either "growth" stocks or "value" stocks or both.

       Fidelity VIP Money Market Portfolio (Initial Class)

          The VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. The Portfolio may enter into reverse repurchase agreements. The Portfolio invests more than 25% of total assets in the financial services industries. It invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

          Although the Portfolio seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that the Portfolio can do so on a continuous basis. An investment in the Money Market Portfolio is not guaranteed. After charges are deducted from the annuity contract, it is possible, particularly in a lower short-term interest rate environment, that an investment in the Money Market Portfolio may result in a negative investment return.

       Fidelity VIP Overseas Portfolio (Service Class 2)

          The VIP Overseas Portfolio seeks long-term growth of capital by normally investing at least 80% of assets in non-U.S. securities. The Portfolio normally invests primarily in common stocks, allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

                                   APPENDIX C

                       DISCONTINUED INVESTMENT PORTFOLIOS

         The investment portfolios described in the prospectus are available (as indicated) for new money, additional purchase payments, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

         The following investment portfolios are not available for new money, additional purchase payments, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

THE  ALGER AMERICAN FUND (Class O Shares)
Managed By Fred Alger Management, Inc.
         Alger American Growth Portfolio
         Alger American Leveraged AllCap Portfolio
         Alger American MidCap Growth Portfolio

Please see the fund prospectuses for information regarding the investment portfolios, including a discussion of the investment objectives, policies, restrictions and risks and the fees and expenses of each investment portfolio.


                         CONDENSED FINANCIAL INFORMATION

         Accumulation Unit Value History--The following schedule includes Accumulation Unit values for the periods shown for the investment portfolios listed. This data has been extracted from the Separate Account's audited December 31, 2006 financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes that are included in the Statement of Additional Information.

Contracts with 1.75% Coverage Charge



                                                                                  Year               Year               Period
                                                                                  Ended              Ended              Ended
                                                                               12/31/2006         12/31/2005          12/31/2004(1)
AIM VARIABLE INSURANCE FUNDS
     AIM V.I. Core Stock Sub-Account(2)(3)
         Unit value at beginning of period                                      $   10.66           $10.48             $10.00
         Unit value at end of period                                            $      --           $10.66             $10.48
         No. of accumulation units outstanding at end of period                         0            322                    0

THE ALGER AMERICAN FUND:
     Growth Sub-Account
         Unit value at beginning of period                                      $   11.41           $11.05             $10.00
         Unit value at end of period                                            $   11.79           $11.41             $11.05
         No. of accumulation units outstanding at end of period                         0            173                    0
     Leveraged AllCap Sub-Account
         Unit value at beginning of period                                      $   11.67           $10.36             $10.00
         Unit value at end of period                                            $   13.67           $11.67             $10.36
         No. of accumulation units outstanding at end of period                         0                0                  0
     MidCap Growth Sub-Account
         Unit value at beginning of period                                      $   11.95           $10.35             $10.00
         Unit value at end of period                                            $   12.93           $11.95             $10.35
         No. of accumulation units outstanding at end of period                        22              692                  0

DREYFUS VARIABLE INVESTMENT FUND:
     Dreyfus VIF Disciplined Stock Sub-Account(4)
         Unit value at beginning of period                                      $   11.19           $10.71             $10.00
         Unit value at end of period                                            $   12.75           $11.19             $10.71
         No. of accumulation units outstanding at end of period                        37               37                   0


Contracts with 2.00% Coverage Charge

                                                                                Year                 Year               Period
                                                                                Ended                Ended              Ended
                                                                             12/31/2006           12/31/2005          12/31/2004(1)

AIM VARIABLE INSURANCE FUNDS
     AIM V.I. Core Stock Sub-Account(2)(3)
         Unit value at beginning of period                                      $   10.62            $10.50             $10.00
         Unit value at end of period                                            $      --            $10.62             $10.50
         No. of accumulation units outstanding at end of period                         0                 0                  0

THE ALGER AMERICAN FUND:
     Growth Sub-Account
         Unit value at beginning of period                                      $   11.37            $11.07             $10.00
         Unit value at end of period                                            $   11.72            $11.37             $11.07
         No. of accumulation units outstanding at end of period.                        0                 0                  0
     Leveraged AllCap Sub-Account
         Unit value at beginning of period                                      $   11.62            $10.37             $10.00
         Unit value at end of period                                            $   13.59            $11.62             $10.37
         No. of accumulation units outstanding at end of period                         0                 0                  0
     MidCap Growth Sub-Account
         Unit value at beginning of period                                      $   11.90            $10.37             $10.00
         Unit value at end of period                                            $   12.85            $11.90             $10.37
         No. of accumulation units outstanding at end of period                       756               758                  0

DREYFUS VARIABLE INVESTMENT FUND:
     Dreyfus VIF Disciplined Stock Sub-Account(4)
         Unit value at beginning of period                                      $   11.16            $10.73             $10.00
         Unit value at end of period                                            $   12.67            $11.16             $10.73
         No. of accumulation units outstanding at end of period                         0                 0                  0

(1) Unit values shown above are for the period commencing June 4, 2004 and ending December 31, 2004.

(2) Formerly known as INVESCO VIF - Core Equity Sub-Account. Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.

(3) Effective May 1, 2006, AIM V.I. Core Stock Fund merged into AIM V.I. Core Equity Fund.

(4)  The Dreyfus VIF Disciplined Stock Portfolio was liquidated on April 30,
     2007.




                                   APPENDIX D

                             DEATH BENEFIT EXAMPLES

   The examples in Section A below show you how we calculate the Annual Stepped-Up Death Benefit. The examples in Section B below show you how we calculate the Plus 70/50 Optional Death Benefit if you elect the additional death benefit option. The examples are purely hypothetical and are for illustrative purposes only.

SECTION A-ANNUAL STEPPED-UP DEATH BENEFIT

   Example 1-Assume a purchase payment of $100,000 is made on the issue date. Assume also that there are no additional purchase payments to or withdrawals from the contract and the contract was issued before the owner's 81st birthday. Based on the following contract values as of the last day of each contract year, the death benefit (death benefit reset amount) is:

             Last Day of Contract Year Contract Value Death Benefit
             ------------------------- -------------- -------------
                         1............    $108,000      $108,000
                         2............    $118,800      $118,800
                         3............    $109,300      $118,800
                         4............    $115,000      $118,800
                         5............    $125,000      $125,000

   Example 2-Assume a purchase payment of $100,000 is made on the issue date. Assume also that there are no additional purchase payments to the contract and the contract was issued before the owner's 81st birthday. Based on the following contract values as of the last day of each contract year, the death benefit (death benefit reset amount) for the first three contract years is:

             Last Day of Contract Year Contract Value Death Benefit
             ------------------------- -------------- -------------
                         1............    $108,000      $108,000
                         2............    $118,800      $118,800
                         3............    $109,300      $118,800

   Assume that on the first day of the 4th contract year a withdrawal of $25,000 is made and the owner dies. The contract value is $84,300. The death benefit (death benefit reset amount) is $91,627. This is determined as follows:

          $118,800 x ($84,300/$109,300) = $91,627

SECTION B-PLUS 70/50 OPTIONAL DEATH BENEFIT

   Example 1-Assume a purchase payment of $100,000 is made on the issue date. Assume no withdrawals have been made, the contract was issued before the owner's 70th birthday, the contract value on the Death Benefit Date is $130,000 and the Death Benefit Date is prior to the owner's 81st birthday.

   The Plus 70/50 Optional Death Benefit is determined as follows:




   1. Contract value on Death Benefit Date less Total Adjusted Purchase Payments. $30,000
   2. 70% of Total Adjusted Purchase Payments.................................... $70,000
   3. Lesser of (1) or (2)....................................................... $30,000
   4. 70% of (3)................................................................. $21,000
Thus, the Plus 70/50 Optional Death Benefit is................................... $21,000

   Example 2-Assume a purchase payment of $100,000 is made on the issue date and an additional purchase payment of $25,000 is made 2 years later. Assume the owner dies 6 months after the additional purchase payment is made and the contract value on the Death Benefit Date is $225,000. Assume no withdrawals have been made, the contract was issued prior to the owner's 70th birthday, and the Death Benefit Date is prior to the owner's 81st birthday.

   The Plus 70/50 Optional Death Benefit is determined as follows:


        1. Contract value on Death Benefit Date less Total
          Adjusted Purchase Payments............................. $100,000
        2. 70% of Total Adjusted Purchase Payments less purchase
          payments made in the 12 months prior to the Death
          Benefit Date........................................... $ 70,000
        3. Lesser of (1) or (2).................................. $ 70,000
        4. 70% of (3)............................................ $ 49,000
     Thus, the Plus 70/50 Optional Death Benefit is.............. $ 49,000

   Example 3-Assume a purchase payment of $100,000 is made on the issue date, and that the contract is issued prior to the owner's 70th birthday. Assume an additional purchase payment of $15,000 is made 2 years later. Also, assume that a withdrawal of $25,000 is made in the 4th contract year, and that the contract value just prior to the withdrawal is $155,000. Assume that the contract value on the Death Benefit Date is $130,000, and the Death Benefit Date is prior to the owner's 81st birthday.

   The Plus 70/50 Optional Death Benefit is determined as follows:


         1. Contract value on Death Benefit Date less Total
           Adjusted Purchase Payments*............................ $33,548
         2. 70% of Total Adjusted Purchase Payments*.............. $67,516
         3. Lesser of (1) or (2).................................. $33,548
         4. 70% of (3)............................................ $23,484
      Thus, the Plus 70/50 Optional Death Benefit is.............. $23,484

   -----
   * Total Adjusted Purchase Payments is calculated as follows:


   (Purchase payments prior to the withdrawal) multiplied by (contract value after withdrawal) divided by (contract value before withdrawal) equals $115,000 x $130,000/$155,000 = $96,452


                               Detach and mail to:

                         LIBERTY LIFE INSURANCE COMPANY
                    P.O. Box 19086, GREENVILLE, SC 29602-9086

   Please send me, at no charge, the Statement of Additional Information (SAI) dated May 1, 2007 for the Clarity 2+2 Variable Annuity Contract issued by RBC.


         (Please print or type and fill in all information)

- ---------------------------------------------------------------------
Name


- ---------------------------------------------------------------------
Address

- -------------------------------  -----------------------------------
City                             State                      Zip Code



                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                         RBC VARIABLE ANNUITY ACCOUNT A

                                       and

                         LIBERTY LIFE INSURANCE COMPANY

         (FORMERLY KNOWN AS BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA)


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2007 for the Individual Flexible Payment Variable Annuity Contracts which are referred to herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, call or write the Company at: (800) 423-9398, P.O. Box 19086, Greenville, South Carolina 29602-9086.

This Statement of Additional Information is dated May 1, 2007.




                                TABLE OF CONTENTS

                                                                            Page

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTOR

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

CALCULATION OF PERFORMANCE DATA

FEDERAL TAX STATUS

ANNUITY PROVISIONS

MORTALITY AND EXPENSE GUARANTEE

FINANCIAL STATEMENTS



                                     COMPANY


         On June 30, 2006, Business Men's Assurance Company of America merged with its affiliate, Liberty Life Insurance Company and changed its name to Liberty Life Insurance Company as of that same date. Liberty Life Insurance Company (the "Company"), which operates under the RBC Insurance(R) brand, P.O. Box 1389, Greenville, SC 29602-1389, was incorporated on July 1, 1909 under the laws of the state of Missouri and as of December 31, 2003, became a South Carolina domiciled insurance company. The Company is the principal (wholly owned) U.S. subsidiary of Royal Bank of Canada (RBC). RBC is Canada's largest bank as measured by assets and market capitalization and one of North America's leading diversified financial services companies. RBC provides personal and commercial banking, wealth management services, insurance, corporate and investment banking and transaction processing services on a global basis. The Company is licensed to do business in the District of Columbia and all states except New York.


                                     EXPERTS

The financial statements of the Subaccounts comprising the RBC Variable Annuity Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The statutory-basis financial statements of Liberty Life Insurance Company as of December 31, 2006 and 2005 and for the years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (which reports express an unqualified opinion on such statutory-basis financial statements; include an explanatory paragraph that indicates that the financial statements were prepared in accordance with accounting practices prescribed or permitted by the South Carolina Department of Insurance, and such practices differ from accounting principles generally accepted in the United States of America; express an opinion that the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America; and include an explanatory paragraph relating to the statutory merger that occurred in 2006) and have been so included in reliance upon the reports of such firm given their authority as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard & Hasenauer, P.C., Fairfield, Connecticut and Pompano Beach, Florida has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Contracts.

                                   DISTRIBUTOR

JBS Investment Group, LLC ("Distributor") acts as the distributor and principal underwriter of the contracts. Prior to May 1, 2007, Tamarack Distributors Inc. ("Tamarack") was the principal underwriter of the contracts. The offering is on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD. Distributor will enter into selling agreements with other broker-dealers ("selling firms") and will compensate them for their services. Distributor may also offer the contracts directly to potential purchasers.

Tamarack, the prior principal underwriter, received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:

                                                                     Aggregate Amount of
                                                                     Commissions Retained
Fiscal                          Aggregate Amount of                 By Tamarack After
Year                        Commissions Paid to Tamarack          Payments to Selling Firms
2006                                $85,513                                $ - 0 -
2005                                $58,017                                $ - 0 -
2004                                $11,288                                $ - 0 -


RBC commenced sales of the contracts in 2004.

Distributor intends to pass through commissions to selling firms for their sales. In addition, we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

We and Distributor pay compensation to selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional and varied compensation to selected firms, including marketing allowances, preferred status fees, continuing education, training, client seminars, firm conferences and industry conference fees. We and the Distributor have put procedures in place whereby we assess the potential effectiveness of our relationship with the selling firms. It is our policy to focus our attention and additional compensation on those firms ("Focus Firms") that provide us the opportunity to provide continuing education and training to the firm's registered representatives to participate in client seminars and to attend and participate in firm conferences. Our selection of Focus Firms is subjective on our part and reflects our assessment of potential results of the relationship. The additional compensation may or may not be based on prior sales. Such additional compensation may give us greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford us a "preferred" status at the recipient broker-dealer firm and provide some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that may otherwise influence the way that the broker-dealer and the registered representative market the contracts. The following list sets forth the names of the firms that received material additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts).



Berthel Fisher & Company Financial Services Inc.
Blue Vase Securities, LLC
Capital Financial Services Inc.
Centaurus Financial Inc.
Commonwealth Financial Network
Fintegra Financial Solutions
First Allied Securities, Inc.
H & R Block Financial Advisors Inc.
Harbour Investments Inc.
Investors Capital Corp.
KMS Financial Services Inc.
LaSalle St. Securities LLC
Pacific West Securities, Inc.
QA3 Financial Corp.
Questar Capital Corp.
US Allianz Securities, Inc.

The prospectus contains more information regarding the Distributor.

                REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination of the Withdrawal Charge will be unfairly discriminatory to any person.



                         CALCULATION OF PERFORMANCE DATA

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the coverage charge, the expenses for the underlying investment portfolio being advertised and any applicable contract maintenance charges and withdrawal charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described.

The formula used in these calculations is:

                   n
         P (1 + T)  = ERV

Where:

         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years
         ERV =    ending redeemable value at the end of the time periods used
                  (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge and contract maintenance charge. The deduction of any withdrawal charge and contract maintenance charge would reduce any percentage increase or make greater any percentage decrease. RBC may also advertise the historical performance of certain investment portfolios whose inception dates precede the date the accumulation units of your contract invested in the portfolio.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Yield

The Fidelity VIP Money Market Portfolio. The Company may advertise yield and effective yield information for the Fidelity VIP Money Market Portfolio ("Money Market Portfolio"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the subaccount refers to the income generated by an investment in the subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Money Market Portfolio's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a seven day period. The return is determined by dividing the net change (exclusive of any capital changes and income other than investment income) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the coverage charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

Effective Yield = [(Base Period Return + 1)365/7]-1.

The Company does not currently advertise any yield information for the Money Market Portfolio.

Other Portfolios. The Company may also quote current yield in sales literature, advertisements and Owner communications for the other Portfolios. Each Portfolio (other than the Money Market Portfolio) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the coverage charge and the contract maintenance charge) by the accumulation unit value on the last day of the period, according to the following formula:

                         6
    Yield = 2 [(a-b + 1) - 1]
                ---
                cd


Where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the subaccount.

b    = expenses accrued for the period (net of reimbursements).

c = the average daily number of accumulation units outstanding during the period.

d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day (or one month) periods identified in the advertisement or communication. Yield calculations assume no withdrawal charge. The Company does not currently advertise any yield information for any Portfolio.

Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from Morningstar.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current Federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contract" under Federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of Federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above.

Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not the Company, would be considered the owner of the shares of the investment portfolios. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of the Company and the manager of the underlying investments, no arrangement may exist between a contract owner and the Company regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or the Company regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under Federal tax law owners are permitted to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Owners should consult their own tax advisors prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for Federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisors should you wish to transfer, assign or pledge your Contract.

If a Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same manner as annuity payments.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

Certain death benefits for use with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain distributions from retirement plans qualified under Section 401, Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception is used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Delayed Annuity Payments

Although there is no guidance in the Federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for Federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the Owner.


Qualified Plans

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Qualified Contract.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization. On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions.(See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408(A) of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from Federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Regulations have been proposed relating to tax-sheltered annuities which would require certain material changes to such contracts including, among others, the requirement of a written plan document and restrictions on transfers between tax-sheltered annuity contracts. The Internal Revenue Service has indicated that these proposed regulations will not be effective prior to 2008. Owners of tax-sheltered annuity contracts should consult their tax advisor to determine the effect of these proposed regulations on their Contracts.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55 (age 50 for public safety employees in certain governmental plans); (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year;(j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.); and (k) a qualified reservist distribution as defined in the Code.

The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, including some forms of additional death benefits.

This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code).

Withdrawals can only be made under the following circumstances:

      1.    when an owner reaches age 59 1/2;

      2.    when an owner has a severance from employment;

      3.    when an owner dies;

      4. when an owner becomes disabled (as that term is defined in the Code);

      5. when an amount is paid as a qualified reservist distribution as defined in the Code; or

      6. in the case of hardship. Hardship withdrawals are limited to purchase payments and cannot include any earnings.

Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Hurricane Victims Tax Relief

Recent tax law changes have been made regarding Qualified Contracts to provide victims of Hurricanes Katrina, Rita and Wilma with special tax relief for certain periods of time related to the tax treatment of withdrawals, the 10% penalty tax, recontribution of certain withdrawal amounts and the limitations applicable to loan amounts and repayments. Persons eligible for the special tax treatment are generally those whose principal residence was in the designated hurricane disaster area and who sustained an economic loss from the applicable hurricane. Owners should consult their own tax advisors regarding their eligibility for this tax relief.

                               ANNUITY PROVISIONS

Fixed Annuity

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity will be determined in accordance with annuity tables contained in the contract.


Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.

Annuity Unit Value

On the Annuity Date a fixed number of Annuity units will be purchased as follows:

For each Subaccount the fixed number of Annuity units is equal to the Adjusted Contract Value for all Subaccounts, divided first by $1,000, then multiplied by the appropriate Annuity Payment amount from the Annuity Table contained in the Contract for each $1,000 of value for the Annuity Option selected, and then divided by the Annuity unit value for that Subaccount on the Annuity Date. After that, the number of Annuity units in each Subaccount remains unchanged unless you elect to transfer between Subaccounts. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each Annuity Payment date, the total Variable Annuity Payment is the sum of the Annuity Payments for each Subaccount. The Variable Annuity Payment in each Subaccount is determined by multiplying the number of Annuity units then allocated to such Subaccount by the Annuity unit value for that Subaccount. On each subsequent business day, the value of an Annuity unit is determined in the following way:

First: The Net Investment Factor is determined as described in the prospectus under "Accumulation Units".

Second: The value of an Annuity Unit for a business day is equal to:

         a. the value of the Annuity Unit for the immediately preceding business day;

         b. multiplied by the Net Investment Factor for current business day;

         c. divided by the Assumed Net Investment Factor (see below) or the business day.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular business day. The Assumed Investment Return that we will use is 3 1/2%. However, we may agree with you to use a different value.

The Company may elect to determine the amount of each annuity payment up to 10 business days prior to the elected payment date. The value of your contract less any applicable premium tax is applied to the applicable annuity table to determine the initial annuity payment.


                         MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each Annuity Payment after the first will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The statements of net assets of the Subaccounts comprising the RBC Variable Annuity Account A as of December 31, 2006, and the related statements of operations and changes in net assets for the years ended December 31, 2006 and December 31, 2005 and the independent registered public accounting firm's reports with respect thereto, follow.

The audited statutory-basis financial statements of the Company as of December 31, 2006 and 2005 and for each of the years in the two year period ended December 31, 2006, which are also included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                        RBC Variable Annuity Account A

                          Financial Statements as of
                        December 31, 2006, and for the
                    Years Ended December 31, 2006 and 2005,
                     and Report of Independent Registered
                            Public Accounting Firm

                        RBC VARIABLE ANNUITY ACCOUNT A

                               TABLE OF CONTENTS

                                                                                                  Page
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Report of Independent Registered Public Accounting Firm........................................       F-1

Audited Financial Statements as of December 31, 2006, and for the years ended December 31, 2006 and 2005:

   Statement of Net Assets.....................................................................       F-2

   Statements of Operations and Changes in Net Assets..........................................  F-3-F-15

   Notes to Financial Statements............................................................... F-16-F-40

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Liberty Life Insurance Company
and the Contract Owners of
RBC Variable Annuity Account A:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the RBC Variable Annuity Account A (the "Account") of Liberty Life Insurance Company ("LLIC") as of December 31, 2006, and the related statements of operations and changes in net assets for each of the individual sub-accounts which comprise the Account for each of the periods during the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The sub-accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2006 by correspondence with the sub-accounts' custodians. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Account as of December 31, 2006, the results of their operations and changes in their net assets for each of the periods during the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

April 25, 2007

                        RBC VARIABLE ANNUITY ACCOUNT A

                            STATEMENT OF NET ASSETS

                            As of December 31, 2006

                                                      Number of   Share              Balance Sheet
                                                     Shares Owned Value     Cost        Amount
                                                     ------------ ------ ----------- -------------
Net Assets--Investments (Note1):
Dreyfus Stock Index Fund............................    25,734    $36.15 $   739,538  $   930,285
Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio......................     7,842     25.54     160,061      200,297
Dreyfus Investment Portfolios:
   Emerging Leaders Portfolio.......................    18,985     21.51     416,885      408,377
   Small Cap Stock Index Portfolio..................     2,814     18.59      48,818       52,317
AIM Variable Investment Funds:
   AIM VI--High Yield Fund..........................    31,344      6.12     196,841      191,828
   AIM VI--Capital Development Fund.................       250     18.43       4,138        4,613
   AIM VI--Core Equity Fund.........................    16,898     27.22     432,363      459,964
Lazard Retirement Series, Inc.:
   Retirement Small Cap Portfolio...................    59,834     17.31     847,587    1,035,735
American Century Variable Portfolios, Inc.:
   VP Income and Growth Fund........................    55,182      8.63     383,623      476,218
   VP Value Fund....................................   150,752      8.74   1,115,499    1,317,571
   VP Ultra Fund....................................       534     10.04       5,127        5,365
The Alger American Fund:
   Growth Portfolio.................................     8,723     41.22     277,447      359,572
   Mid Cap Growth Portfolio.........................    61,205     20.75   1,072,533    1,270,009
   Leveraged AllCap Portfolio.......................    11,846     41.48     369,730      491,373
Variable Insurance Products Fund (VIP):
   Fidelity VIP Overseas Portfolio..................    25,364     23.75     462,143      602,392
   Fidelity VIP Growth Portfolio....................    15,769     35.42     493,590      558,548
   Fidelity VIP Money Market Portfolio..............   665,692      1.00     665,692      665,692
Variable Insurance Products II Fund (VIP II):
   Fidelity VIP II Contrafund Portfolio.............    14,373     31.11     393,889      447,144
   Fidelity VIP II Investment Grade Bond Portfolio..   179,428     12.76   2,267,655    2,289,496
Variable Insurance Products III Fund (VIP III):
   Fidelity VIP III Mid Cap Portfolio...............    25,170     34.77     803,544      875,150
Janus Aspen Series:
   International Growth Portfolio...................    22,968     51.21     644,280    1,176,184
   Small Company Value Portfolio....................     3,496     19.89      64,129       69,535
Lord Abbett Series Fund, Inc.:
   America's Value Portfolio........................       123     15.28       1,826        1,878
   Bond Debenture Portfolio.........................     3,095     11.84      36,979       36,641
   Growth and Income Portfolio......................   101,750     29.34   2,753,106    2,985,355
   Mid Cap Value Portfolio..........................     4,369     21.78      99,188       95,153
T. Rowe Price Equity Series, Inc.:
   Blue Chip Growth Portfolio.......................    45,100     10.52     421,672      474,456
   Equity Income Portfolio II.......................     2,600     24.80      61,369       64,489
   Health Sciences Portfolio II.....................     6,183     12.60      73,245       77,901
   Personal Strategy Balanced Portfolio.............    58,880     19.57   1,067,497    1,152,276
Vanguard Variable Insurance Fund:
   Mid Cap Index Portfolio..........................     9,081     19.85     164,321      180,255
   REIT Index Portfolio.............................     3,677     24.98      83,786       91,860
   Total Bond Market Index Portfolio................     7,917     11.22      85,942       88,834
   Total Stock Market Index Portfolio...............     2,790     31.27      86,852       87,250
   Small Company Growth Portfolio...................     1,734     19.32      33,793       33,501
   Capital Growth Portfolio.........................     1,282     17.06      20,064       21,872
                                                                         -----------  -----------
Net Assets..........................................                     $16,854,752  $19,279,386
                                                                         ===========  ===========

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

              STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                     For the year ended December 31, 2006

                                                      Dreyfus Variable  Dreyfus Investment        AIM Variable
                                                      Investment Fund       Portfolios          Investment Funds
                                                      ---------------- -------------------  ------------------------
                                             Dreyfus                              Small Cap
                                              Stock     Disciplined    Emerging     Stock
                                              Index        Stock        Leaders     Index   AIM VI--High AIM VI--Core
                                              Fund       Portfolio     Portfolio  Portfolio  Yield Fund  Stock Fund*
                                            --------  ---------------- ---------  --------- ------------ ------------
Net investment income (loss):
   Ordinary dividend income................ $ 14,745      $  2,050     $      --   $    85    $ 16,456    $   4,243
   Coverage charges retained by LLIC.......  (11,845)       (2,943)       (5,930)     (678)     (3,125)      (1,673)
                                            --------      --------     ---------   -------    --------    ---------
Net investment income (loss)...............    2,900          (893)       (5,930)     (593)     13,331        2,570
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions...........................   (2,036)        9,920        (5,996)      369       4,325       34,488
   Capital gains distribution..............       --            --        69,312       482          --           --
   Increase (decrease) in unrealized
    appreciation on investments............  115,585        21,471       (25,562)    3,309       4,524      (14,146)
                                            --------      --------     ---------   -------    --------    ---------
Net realized and unrealized gain (loss) on
 investments...............................  113,549        31,391        37,754     4,160       8,849       20,342
                                            --------      --------     ---------   -------    --------    ---------
Increase (decrease) in net assets resulting
 from operations...........................  116,449        30,498        31,824     3,567      22,180       22,912
Capital share transactions:
   Deposits................................    2,587            --            --    17,284         150           --
   Surrenders and death benefits...........  (91,276)      (71,275)     (127,076)   (2,877)    (58,192)      (3,415)
   Contract maintenance charges............     (367)          (92)         (148)       (8)       (119)         (46)
   Transfers between sub-accounts,
    including fixed interest account.......   39,917         6,070        (4,520)   31,178         170     (394,681)
                                            --------      --------     ---------   -------    --------    ---------
Increase (decrease) in net assets resulting
 from capital share transactions...........  (49,139)      (65,297)     (131,744)   45,577     (57,991)    (398,142)
                                            --------      --------     ---------   -------    --------    ---------
Increase (decrease) in net assets..........   67,310       (34,799)      (99,920)   49,144     (35,811)    (375,230)
Net assets--beginning of year..............  862,975       235,096       508,297     3,173     227,639      375,230
                                            --------      --------     ---------   -------    --------    ---------
      Net assets--end of year.............. $930,285      $200,297     $ 408,377   $52,317    $191,828    $      --
                                            ========      ========     =========   =======    ========    =========

--------
    *See Note 1

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2006

                                                                            Lazard
                                                    AIM Variable          Retirement     American Century Variable
                                                  Investment Funds       Series, Inc.        Portfolios, Inc.
                                            ---------------------------  ------------ ------------------------------
                                            AIM VI--Capital               Retirement  VP Income
                                              Development   AIM VI--Core  Small Cap   and Growth  VP Value   VP Ultra
                                                 Fund       Equity Fund*  Portfolio      Fund       Fund       Fund
                                            --------------- ------------ ------------ ---------- ----------  --------
Net investment income (loss):
   Ordinary dividend income................     $   --        $  2,452    $       --   $  8,038  $   16,742   $   --
   Coverage charges retained by
    LLIC...................................        (56)         (3,320)      (13,627)    (6,212)    (15,878)     (52)
                                                ------        --------    ----------   --------  ----------   ------
Net investment income (loss)...............        (56)           (868)      (13,627)     1,826         864      (52)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions...........................         27           1,826        39,780     18,137      24,626        1
   Capital gains distribution..............         80              --        84,876         --     105,609       --
   Increase (decrease) in unrealized
    appreciation on investments............        378          27,561        37,062     44,969      69,843      187
                                                ------        --------    ----------   --------  ----------   ------
Net realized and unrealized gain (loss) on
 investments...............................        485          29,387       161,718     63,106     200,078      188
                                                ------        --------    ----------   --------  ----------   ------
Increase (decrease) in net assets resulting
 from operations...........................        429          28,519       148,091     64,932     200,942      136
Capital share transactions:
   Deposits................................         --              --             5      1,790       2,300       --
   Surrenders and death benefits...........       (141)        (42,072)     (152,736)   (70,092)   (169,214)      --
   Contract maintenance charges............         (5)            (80)         (256)      (246)       (314)      (1)
   Transfers between sub-accounts,
    including fixed interest account.......      2,906         472,649        16,055     48,509      70,953    4,685
                                                ------        --------    ----------   --------  ----------   ------
Increase (decrease) in net assets resulting
 from capital share transactions...........      2,760         430,497      (136,932)   (20,039)    (96,275)   4,684
                                                ------        --------    ----------   --------  ----------   ------
Increase (decrease) in net assets..........      3,189         459,016        11,159     44,893     104,667    4,820
Net assets--beginning of year..............      1,424             948     1,024,576    431,325   1,212,904      545
                                                ------        --------    ----------   --------  ----------   ------
      Net assets--end of year..............     $4,613        $459,964    $1,035,735   $476,218  $1,317,571   $5,365
                                                ======        ========    ==========   ========  ==========   ======

--------
    *See Note 1

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2006

                                                                                            Variable Insurance
                                                     The Alger American Fund                  Products Fund
                                                 -------------------------------  -------------------------------------
                                                                                                            Fidelity VIP
                                                             Mid Cap   Leveraged  Fidelity VIP Fidelity VIP    Money
                                                  Growth     Growth     AllCap      Overseas      Growth       Market
                                                 Portfolio  Portfolio  Portfolio   Portfolio    Portfolio    Portfolio
                                                 --------- ----------  ---------  ------------ ------------ ------------
Net investment income (loss):
   Ordinary dividend income..................... $    458  $       --  $      --   $   4,824     $    851   $    38,494
   Coverage charges retained by LLIC............   (4,862)    (17,980)    (7,065)     (8,632)      (6,625)      (12,199)
                                                 --------  ----------  ---------   ---------     --------   -----------
Net investment income (loss)....................   (4,404)    (17,980)    (7,065)     (3,808)      (5,774)       26,295
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions................................    7,199      20,815     (6,917)    125,001       17,539            --
   Capital gains distribution...................       --     195,658         --       4,181           --            --
   Increase (decrease) in unrealized
    appreciation on investments.................   13,216     (76,697)   105,727     (32,544)      15,045            --
                                                 --------  ----------  ---------   ---------     --------   -----------
Net realized and unrealized gain (loss) on
 investments....................................   20,415     139,776     98,810      96,638       32,584            --
                                                 --------  ----------  ---------   ---------     --------   -----------
Increase (decrease) in net assets resulting from
 operations.....................................   16,011     121,796     91,745      92,830       26,810        26,295
Capital share transactions:
   Deposits.....................................       13       1,144         --          23           15     1,554,499
   Surrenders and death benefits................  (46,356)   (283,935)  (150,540)   (211,923)     (68,984)     (269,898)
   Contract maintenance charges.................     (111)       (173)      (102)       (218)        (133)         (452)
   Transfers between sub-accounts, including
    fixed interest account......................   18,060     (97,558)    (9,333)     55,882       84,386    (1,385,327)
                                                 --------  ----------  ---------   ---------     --------   -----------
Increase (decrease) in net assets resulting from
 capital share transactions.....................  (28,394)   (380,522)  (159,975)   (156,236)      15,284      (101,178)
                                                 --------  ----------  ---------   ---------     --------   -----------
Increase (decrease) increase in net assets......  (12,383)   (258,726)   (68,230)    (63,406)      42,094       (74,883)
Net assets--beginning of year...................  371,955   1,528,735    559,603     665,798      516,454       740,575
                                                 --------  ----------  ---------   ---------     --------   -----------
      Net assets--end of year................... $359,572  $1,270,009  $ 491,373   $ 602,392     $558,548   $   665,692
                                                 ========  ==========  =========   =========     ========   ===========

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2006

                                                                                Variable                              Lord
                                                                                Insurance                            Abbett
                                                           Variable Insurance   Products                             Series
                                                            Products II Fund    III Fund     Janus Aspen Series    Fund, Inc.
                                                         ---------------------  ---------  ----------------------  ----------
                                                                     Fidelity
                                                                      VIP II
                                                          Fidelity  Investment  Fidelity                   Small
                                                           VIP II     Grade      VIP III   International  Company  America's
                                                         Contrafund    Bond      Mid Cap      Growth       Value     Value
                                                         Portfolio  Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                                                         ---------- ----------  ---------  ------------- --------- ----------
Net investment income (loss):
   Ordinary dividend income.............................  $  4,323  $   97,701  $   3,187   $   19,317    $    --    $   43
   Coverage charges retained by LLIC....................    (6,023)    (32,360)   (11,859)     (13,450)      (378)      (13)
                                                          --------  ----------  ---------   ----------    -------    ------
Net investment income (loss)............................    (1,700)     65,341     (8,672)       5,867       (378)       30
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment
    transactions........................................    33,634      (7,030)    19,125      127,760         57         1
   Capital gains distribution...........................    36,574       5,850    107,918           --        509        36
   Increase (decrease) in unrealized appreciation on
    investments.........................................   (26,667)      7,841    (20,629)     216,701      5,358        32
                                                          --------  ----------  ---------   ----------    -------    ------
Net realized and unrealized gain (loss) on
 investments............................................    43,541       6,661    106,414      344,461      5,924        69
                                                          --------  ----------  ---------   ----------    -------    ------
Increase (decrease) in net assets resulting from
 operations.............................................    41,841      72,002     97,742      350,328      5,546        99
Capital share transactions:
   Deposits.............................................     2,325      25,374         15       49,347        700        --
   Surrenders and death benefits........................   (66,857)   (397,248)  (113,776)    (150,405)        --        --
   Contract maintenance charges.........................      (192)       (660)      (246)        (311)        (2)       (1)
   Transfers between sub-accounts, including fixed
    interest account....................................    50,727     107,965    (41,244)     229,211     62,750     1,252
                                                          --------  ----------  ---------   ----------    -------    ------
Increase (decrease) in net assets resulting from capital
 share transactions.....................................   (13,997)   (264,569)  (155,251)     127,842     63,448     1,251
                                                          --------  ----------  ---------   ----------    -------    ------
Increase (decrease) in net assets.......................    27,844    (192,567)   (57,509)     478,170     68,994     1,350
Net assets--beginning of year...........................   419,300   2,482,063    932,659      698,014        541       528
                                                          --------  ----------  ---------   ----------    -------    ------
      Net assets--end of year...........................  $447,144  $2,289,496  $ 875,150   $1,176,184    $69,535    $1,878
                                                          ========  ==========  =========   ==========    =======    ======

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2006

                                             Lord Abbett Series Fund, Inc.         T. Rowe Price Equity Series, Inc.
                                            ------------------------------  ----------------------------------------------
                                                                                                                 Personal
                                              Bond    Growth and   Mid Cap  Blue Chip    Equity       Health     Strategy
                                            Debenture   Income      Value    Growth      Income      Sciences    Balanced
                                            Portfolio Portfolio   Portfolio Portfolio Portfolio II Portfolio II  Portfolio
                                            --------- ----------  --------- --------- ------------ ------------ ----------
Net investment income (loss):
   Ordinary dividend income................  $ 2,105  $   35,517   $   458  $  1,354    $   495      $    --    $   24,113
   Coverage charges retained by LLIC.......     (238)    (39,284)     (697)   (5,926)      (529)        (723)      (15,287)
                                             -------  ----------   -------  --------    -------      -------    ----------
Net investment income (loss)...............    1,867      (3,767)     (239)   (4,572)       (34)        (723)        8,826
Net realized and unrealized gain (loss) on
 investments:
   Net realized (loss) gain on investment
    transactions...........................       (3)     44,082     3,664     5,093        251          651         8,428
   Capital gains distribution..............       --      95,174     7,144        --      1,578           --        34,486
   Increase (decrease) in unrealized
    appreciation on investments............     (313)    307,536    (4,001)   37,698      2,821        4,530        61,916
                                             -------  ----------   -------  --------    -------      -------    ----------
Net realized and unrealized gain (loss) on
 investments...............................     (316)    446,792     6,807    42,791      4,650        5,181       104,830
                                             -------  ----------   -------  --------    -------      -------    ----------
Increase (decrease) in net assets resulting
 from operations...........................    1,551     443,025     6,568    38,219      4,616        4,458       113,656
Capital share transactions:
   Deposits................................       --       1,640        --    17,277         --       17,693            --
   Surrenders and death benefits...........     (173)   (491,955)   (4,351)  (55,624)      (347)        (172)     (101,884)
   Contract maintenance charges............       (2)       (945)      (18)     (179)        (4)          (3)         (353)
   Transfers between sub-accounts,
    including fixed interest account.......   34,351      72,550    87,584    78,535     37,121       55,154       (29,134)
                                             -------  ----------   -------  --------    -------      -------    ----------
Increase (decrease) in net assets resulting
 from capital share transactions...........   34,176    (418,710)   83,215    40,009     36,770       72,672      (131,371)
                                             -------  ----------   -------  --------    -------      -------    ----------
Increase (decrease) in net assets..........   35,727      24,315    89,783    78,228     41,386       77,130       (17,715)
Net assets--beginning of year..............      914   2,961,040     5,370   396,228     23,103          771     1,169,991
                                             -------  ----------   -------  --------    -------      -------    ----------
      Net assets--end of year..............  $36,641  $2,985,355   $95,153  $474,456    $64,489      $77,901    $1,152,276
                                             =======  ==========   =======  ========    =======      =======    ==========

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

        STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS--(Concluded)

                     For the year ended December 31, 2006

                                                                            Vanguard Variable Insurance Fund
                                                               ----------------------------------------------------------
                                                                                     Total     Total
                                                                                     Bond      Stock     Small
                                                                Mid Cap    REIT     Market    Market    Company   Capital
                                                                 Index     Index     Index     Index    Growth    Growth
                                                               Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio
                                                               --------- --------- --------- --------- --------- ---------
Net investment income (loss):
   Ordinary dividend income................................... $    262   $    65   $    89   $    10   $    73   $     4
   Coverage charges retained by LLIC..........................   (1,812)     (657)     (723)     (262)     (465)     (178)
                                                               --------   -------   -------   -------   -------   -------
Net investment income (loss)..................................   (1,550)     (592)     (634)     (252)     (392)     (174)
Net realized and unrealized gain (loss) on investments:
   Net realized gain on investment transactions...............      426     2,496        28     2,236        14        12
   Capital gains distribution.................................    1,008       207        --        82     2,257        23
   Increase (decrease) in unrealized appreciation on
    investments...............................................   15,467     8,032     2,889       349      (395)    1,756
                                                               --------   -------   -------   -------   -------   -------
Net realized and unrealized gain (loss) on investments........   16,901    10,735     2,917     2,667     1,876     1,791
                                                               --------   -------   -------   -------   -------   -------
Increase (decrease) in net assets resulting from operations...   15,351    10,143     2,283     2,415     1,484     1,617
Capital share transactions:
   Deposits...................................................   17,351        24        23        27    17,290        12
   Surrenders and death benefits..............................   (3,139)       --      (347)       --        --        --
   Contract maintenance charges...............................      (17)       (7)       (1)       (3)       (7)       (2)
   Transfers between sub-accounts, including fixed interest
    account...................................................  143,712    79,277    86,380    83,759    12,642    19,694
                                                               --------   -------   -------   -------   -------   -------
Increase (decrease) in net assets resulting from capital share
 transactions.................................................  157,907    79,294    86,055    83,783    29,925    19,704
                                                               --------   -------   -------   -------   -------   -------
Increase (decrease) in net assets.............................  173,258    89,437    88,338    86,198    31,409    21,321
Net assets--beginning of year.................................    6,997     2,423       496     1,052     2,092       551
                                                               --------   -------   -------   -------   -------   -------
      Net assets--end of year................................. $180,255   $91,860   $88,834   $87,250   $33,501   $21,872
                                                               ========   =======   =======   =======   =======   =======


                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

              STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                     For the year ended December 31, 2005

                                                                            Investors Mark Series Fund, Inc.
                                                         ----------------------------------------------------------------------
                                                                        Growth       Large      Small      Large    Intermediate
                                                                          and         Cap        Cap        Cap        Fixed
                                                          Balanced*     Income*      Value*    Equity*    Growth*     Income*
                                                         -----------  -----------  ---------  ---------  ---------  ------------
Net investment income (loss):
   Ordinary dividend income............................. $    12,405  $    36,798  $   5,919  $      --  $   2,716  $    56,493
   Coverage charges retained by LLIC....................      (9,057)     (16,790)    (5,273)    (3,475)    (2,963)     (16,462)
                                                         -----------  -----------  ---------  ---------  ---------  -----------
Net investment income (loss)............................       3,348       20,008        646     (3,475)      (247)      40,031
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment
    transactions........................................      46,982     (112,409)    17,273     (6,806)  (173,947)     (59,079)
   Capital gains distribution...........................     185,187      457,440    112,270         --         --        1,760
   Increase (decrease) in unrealized appreciation on
    investments.........................................    (264,666)    (462,205)  (140,657)   (14,071)   154,699       34,749
                                                         -----------  -----------  ---------  ---------  ---------  -----------
Net realized and unrealized gain (loss) on
 investments............................................     (32,497)    (117,174)   (11,114)   (20,877)   (19,248)     (22,570)
                                                         -----------  -----------  ---------  ---------  ---------  -----------
Increase (decrease) in net assets resulting from
 operations.............................................     (29,149)     (97,166)   (10,468)   (24,352)   (19,495)      17,461
Capital share transactions:
   Deposits.............................................          --           --        105         --         --           --
   Surrenders and death benefits........................    (316,687)    (310,727)   (50,497)   (33,337)   (63,460)    (164,244)
   Contract maintenance charges.........................        (176)        (626)      (155)      (137)       (69)        (299)
   Transfers between sub-accounts, including fixed
    interest account....................................  (1,120,856)  (2,245,683)  (718,348)  (494,964)  (372,434)  (2,179,783)
                                                         -----------  -----------  ---------  ---------  ---------  -----------
Increase (decrease) in net assets resulting from capital
 share transactions.....................................  (1,437,719)  (2,557,036)  (768,895)  (528,438)  (435,963)  (2,344,326)
                                                         -----------  -----------  ---------  ---------  ---------  -----------
Increase (decrease) in net assets.......................  (1,466,868)  (2,654,202)  (779,363)  (552,790)  (455,458)  (2,326,865)
Net assets--beginning of year...........................   1,466,868    2,654,202    779,363    552,790    455,458    2,326,865
                                                         -----------  -----------  ---------  ---------  ---------  -----------
      Net assets--end of year........................... $        --  $        --  $      --  $      --  $      --  $        --
                                                         ===========  ===========  =========  =========  =========  ===========

--------
    *See Note 1


                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2005

                                                                                        Dreyfus Variable  Dreyfus Investment
                                            Investors Mark Series Fund, Inc.            Investment Fund       Portfolios
                                            -------------------------------             ---------------- --------------------
                                                                              Dreyfus                               Small Cap
                                               Mid                 Global      Stock                      Emerging    Stock
                                               Cap       Money      Fixed      Index      Disciplined     Leaders     Index
                                             Equity*    Market*    Income*     Fund     Stock Portfolio* Portfolio* Portfolio*
                                            ---------  ---------  ---------  ---------  ---------------- ---------- ----------
Net investment income (loss):
   Ordinary dividend income................ $   1,791  $   6,009  $  57,700  $  14,020      $     --      $     --    $   --
   Coverage charges retained by LLIC.......    (5,519)    (3,588)    (2,721)   (11,662)       (3,080)       (2,959)      (17)
                                            ---------  ---------  ---------  ---------      --------      --------    ------
Net investment income (loss)...............    (3,728)     2,421     54,979      2,358        (3,080)       (2,959)      (17)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions...........................   (76,766)        --    (16,903)   (29,365)       (3,801)       (1,294)        1
   Capital gains distribution..............   263,096         --         --         --            --            --        --
   Increase (decrease) in unrealized
    appreciation on investments............  (142,782)        --    (29,974)    55,331        18,780        17,055       191
                                            ---------  ---------  ---------  ---------      --------      --------    ------
Net realized and unrealized gain (loss) on
 investments...............................    43,548         --    (46,877)    25,966        14,979        15,761       192
                                            ---------  ---------  ---------  ---------      --------      --------    ------
Increase (decrease) in net assets resulting
 from operations...........................    39,820      2,421      8,102     28,324        11,899        12,802       175
Capital share transactions:
   Deposits................................        --    357,640      1,470      4,710            --           500       500
   Surrenders and death benefits...........   (42,881)   (33,381)   (43,112)  (144,118)      (22,415)      (33,735)       --
   Contract maintenance charges............      (173)      (119)       (43)      (331)         (115)          (66)       --
   Transfers between sub-accounts,
    including fixed interest account.......  (760,580)  (840,083)  (351,991)    20,435        16,867       528,796     2,498
                                            ---------  ---------  ---------  ---------      --------      --------    ------
Increase (decrease) in net assets resulting
 from capital share transactions...........  (803,634)  (515,943)  (393,676)  (119,304)       (5,663)      495,495     2,998
                                            ---------  ---------  ---------  ---------      --------      --------    ------
Increase (decrease) in net assets..........  (763,814)  (513,522)  (385,574)   (90,980)        6,236       508,297     3,173
Net assets--beginning of year..............   763,814    513,522    385,574    953,955       228,860            --        --
                                            ---------  ---------  ---------  ---------      --------      --------    ------
      Net assets--end of year.............. $      --  $      --  $      --  $ 862,975      $235,096      $508,297    $3,173
                                            =========  =========  =========  =========      ========      ========    ======

--------
    *SeeNote 1

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2005

                                                                                                          American
                                                                                            Lazard        Century
                                                                                          Retirement      Variable
                                              AIM Variable Investment Funds              Series, Inc. Portfolios, Inc.
                                  -----------------------------------------------------  ------------ ----------------
                                                            AIM VI--Capital               Retirement     VP Income
                                  AIM VI--High AIM VI--Core   Development   AIM VI--Core  Small Cap      and Growth
                                   Yield Fund  Stock Fund*       Fund*      Equity Fund*  Portfolio         Fund
                                  ------------ ------------ --------------- ------------ ------------ ----------------
Net investment income (loss):
   Ordinary dividend income......   $ 20,435     $  1,602       $   --          $ 14      $       --     $   8,408
   Coverage charges retained by
    LLIC.........................     (2,753)      (4,748)         (11)          (10)        (13,017)       (5,275)
                                    --------     --------       ------          ----      ----------     ---------
Net investment income (loss).....     17,682       (3,146)         (11)            4         (13,017)        3,133
Net realized and unrealized gain
 (loss) on investments:
   Net realized gain (loss) on
    investment transactions......      5,217      (10,844)          (3)           --          32,444        11,716
   Capital gains distribution....         --           --           --            --          73,903            --
   Increase (decrease) in
    unrealized appreciation on
    investments..................    (19,575)      23,485           98            40         (65,833)          821
                                    --------     --------       ------          ----      ----------     ---------
Net realized and unrealized gain
 (loss) on investments...........    (14,358)      12,641           95            40          40,514        12,537
                                    --------     --------       ------          ----      ----------     ---------
Increase (decrease) in net assets
 resulting from operations.......      3,324        9,495           84            44          27,497        15,670
Capital share transactions:
   Deposits......................      8,335        3,032          500           500          10,262         1,215
   Surrenders and death
    benefits.....................    (54,092)     (42,185)        (325)           --        (106,177)     (111,527)
   Contract maintenance
    charges......................       (137)        (149)          --            --            (289)         (232)
   Transfers between
    sub-accounts, including
    fixed interest account.......     65,745       40,447        1,165           404          79,060        98,306
                                    --------     --------       ------          ----      ----------     ---------
Increase (decrease) in net assets
 resulting from capital share
 transactions....................     19,851        1,145        1,340           904         (17,144)      (12,238)
                                    --------     --------       ------          ----      ----------     ---------
Increase (decrease) in net assets     23,175       10,640        1,424           948          10,353         3,432
Net assets--beginning of year....    204,464      364,590           --            --       1,014,223       427,893
                                    --------     --------       ------          ----      ----------     ---------
      Net assets--end of
       year......................   $227,639     $375,230       $1,424          $948      $1,024,576     $ 431,325
                                    ========     ========       ======          ====      ==========     =========

--------
    *SeeNote 1

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2005

                                                       American Century                                       Variable
                                                           Variable                                           Insurance
                                                       Portfolios, Inc.        The Alger American Fund      Products Fund
                                                     -------------------  --------------------------------  -------------
                                                                                      Mid Cap    Leveraged  Fidelity VIP
                                                      VP Value   VP Ultra   Growth     Growth      AllCap     Overseas
                                                        Fund      Fund*   Portfolio* Portfolio*  Portfolio*   Portfolio
                                                     ----------  -------- ---------- ----------  ---------- -------------
Net investment income (loss):
   Ordinary dividend income......................... $   11,490    $ --   $   1,103  $       --  $      --    $  3,122
   Coverage charges retained by LLIC................    (16,077)     (7)     (5,801)    (19,839)    (7,571)     (8,095)
                                                     ----------    ----   ---------  ----------  ---------    --------
Net investment income (loss)........................     (4,587)     (7)     (4,698)    (19,839)    (7,571)     (4,973)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions....................................     34,391      --     (10,960)    (84,704)   (47,322)      9,925
   Capital gains distribution.......................    132,947      --          --      62,019         --       3,122
   Increase (decrease) in unrealized appreciation
    on investments..................................   (119,116)     52      54,873     166,614    126,086      97,144
                                                     ----------    ----   ---------  ----------  ---------    --------
Net realized and unrealized gain (loss) on
 investments........................................     48,222      52      43,913     143,929     78,764     110,191
                                                     ----------    ----   ---------  ----------  ---------    --------
Increase (decrease) in net assets resulting from
 operations.........................................     43,635      45      39,215     124,090     71,193     105,218
Capital share transactions:
   Deposits.........................................     15,134     500          --      13,461         --       7,189
   Surrenders and death benefits....................   (202,125)     --    (118,453)   (259,362)  (126,962)    (97,564)
   Contract maintenance charges.....................       (411)     --        (151)       (284)      (201)       (222)
   Transfers between sub-accounts, including fixed
    interest account................................     25,623      --     (37,003)     (9,959)   (34,144)     53,583
                                                     ----------    ----   ---------  ----------  ---------    --------
Increase (decrease) in net assets resulting from
 capital share transactions.........................   (161,779)    500    (155,607)   (256,144)  (161,307)    (37,014)
                                                     ----------    ----   ---------  ----------  ---------    --------
Increase (decrease) increase in net assets..........   (118,144)    545    (116,392)   (132,054)   (90,114)     68,204
Net assets--beginning of year.......................  1,331,048      --     488,347   1,660,789    649,717     597,594
                                                     ----------    ----   ---------  ----------  ---------    --------
      Net assets--end of year....................... $1,212,904    $545   $ 371,955  $1,528,735  $ 559,603    $665,798
                                                     ==========    ====   =========  ==========  =========    ========

--------
    *SeeNote 1

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2005

                                                                                            Variable
                                                                                           Insurance
                                              Variable Insurance      Variable Insurance    Products
                                                 Products Fund         Products II Fund     III Fund     Janus Aspen Series
                                            ----------------------  ---------------------  ---------- -----------------------
                                                                                Fidelity
                                                          Fidelity               VIP II
                                                            VIP      Fidelity  Investment   Fidelity                  Small
                                            Fidelity VIP   Money      VIP II     Grade      VIP III   International  Company
                                               Growth      Market   Contrafund    Bond      Mid Cap      Growth       Value
                                             Portfolio   Portfolio* Portfolio  Portfolio*  Portfolio*   Portfolio   Portfolio*
                                            ------------ ---------- ---------- ----------  ---------- ------------- ----------
Net investment income (loss):
   Ordinary dividend income................   $  1,332    $ 10,026  $     459  $       --   $     --    $   7,909      $ --
   Coverage charges retained by LLIC.......     (6,532)     (3,962)    (4,918)    (15,501)    (5,346)      (9,235)       (7)
                                              --------    --------  ---------  ----------   --------    ---------      ----
Net investment income (loss)...............     (5,200)      6,064     (4,459)    (15,501)    (5,346)      (1,326)       (7)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions...........................     (8,334)         --     44,947        (992)     6,812      165,458         1
   Capital gains distribution..............         --          --         66          --         --           --        --
   Increase (decrease) in unrealized
    appreciation on investments............     36,214          --     15,451      14,001     92,235       16,241        47
                                              --------    --------  ---------  ----------   --------    ---------      ----
Net realized and unrealized gain (loss) on
 investments...............................     27,880          --     60,464      13,009     99,047      181,699        48
                                              --------    --------  ---------  ----------   --------    ---------      ----
Increase (decrease) in net assets resulting
 from operations...........................     22,680       6,064     56,005      (2,492)    93,701      180,373        41
Capital share transactions:................
   Deposits................................      1,503     365,299      2,140      61,755      4,356        7,909       500
   Surrenders and death benefits...........    (20,543)    (86,444)  (113,956)   (153,545)   (28,391)    (223,878)       --
   Contract maintenance charges............       (120)       (170)      (188)       (440)      (134)        (303)       --
   Transfers between sub-accounts,
    including fixed interest account.......     (4,763)    455,826    138,120   2,576,785    863,127      (35,404)       --
                                              --------    --------  ---------  ----------   --------    ---------      ----
Increase (decrease) in net assets resulting
 from capital share transactions...........    (23,923)    734,511     26,116   2,484,555    838,958     (251,676)      500
                                              --------    --------  ---------  ----------   --------    ---------      ----
Increase (decrease) in net assets..........     (1,243)    740,575     82,121   2,482,063    932,659      (71,303)      541
Net assets--beginning of year..............    517,697          --    337,179          --         --      769,317        --
                                              --------    --------  ---------  ----------   --------    ---------      ----
      Net assets--end of year..............   $516,454    $740,575  $ 419,300  $2,482,063   $932,659    $ 698,014      $541
                                              ========    ========  =========  ==========   ========    =========      ====

--------
    *SeeNote 1

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                     For the year ended December 31, 2005

                                           Lord Abbett Series Fund, Inc.           T. Rowe Price Equity Series, Inc.
                                    -------------------------------------------  -------------------------------------
                                    America's     Bond    Growth and   Mid Cap   Blue Chip     Equity        Health
                                      Value    Debenture    Income      Value      Growth      Income       Sciences
                                    Portfolio* Portfolio* Portfolio*  Portfolio* Portfolio* Portfolio II* Portfolio II*
                                    ---------- ---------- ----------  ---------- ---------- ------------- -------------
Net investment income (loss):
   Ordinary dividend income........    $ 11      $  44    $   28,372    $   23    $    413     $   115        $  --
   Coverage charges retained by
    LLIC...........................      (7)       (11)      (17,380)      (24)     (2,333)        (81)         (12)
                                       ----      -----    ----------    ------    --------     -------        -----
Net investment income (loss).......       4         33        10,992        (1)     (1,920)         34          (12)
Net realized and unrealized gain
 (loss) on investments:
   Net realized (loss) gain on
    investment transactions........      --         (4)        3,275        (7)       (310)          3           17
   Capital gains distribution......       5         10       173,348       314          --         925           --
   Increase (decrease) in
    unrealized appreciation on
    investments....................      19        (25)      (75,287)      (35)     15,086         300          126
                                       ----      -----    ----------    ------    --------     -------        -----
Net realized and unrealized gain
 (loss) on investments.............      24        (19)      101,336       272      14,776       1,228          143
                                       ----      -----    ----------    ------    --------     -------        -----
Increase (decrease) in net assets
 resulting from operations.........      28         14       112,328       271      12,856       1,262          131
Capital share transactions:........
   Deposits........................     500        500        22,159       500         500         500          500
   Surrenders and death
    benefits.......................      --       (409)     (111,923)     (328)    (11,125)         --         (406)
   Contract maintenance
    charges........................      --         --          (403)       --         (92)         --           --
   Transfers between
    sub-accounts, including fixed
    interest account...............      --        809     2,938,879     4,927     394,089      21,341          546
                                       ----      -----    ----------    ------    --------     -------        -----
Increase (decrease) in net assets
 resulting from capital share
 transactions......................     500        900     2,848,712     5,099     383,372      21,841          640
                                       ----      -----    ----------    ------    --------     -------        -----
Increase (decrease) in net assets..     528        914     2,961,040     5,370     396,228      23,103          771
Net assets--beginning of year......      --         --            --        --          --          --           --
                                       ----      -----    ----------    ------    --------     -------        -----
      Net assets--end of year......    $528      $ 914    $2,961,040    $5,370    $396,228     $23,103        $ 771
                                       ====      =====    ==========    ======    ========     =======        =====

--------
    *SeeNote 1


                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

        STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS--(Concluded)

                     For the year ended December 31, 2005

                                              T. Rowe
                                            Price Equity
                                            Series, Inc.                 Vanguard Variable Insurance Fund
                                            ------------ ----------------------------------------------------------------
                                                                                 Total      Total
                                              Personal                            Bond      Stock      Small
                                              Strategy    Mid Cap      REIT      Market     Market    Company    Capital
                                              Balanced     Index      Index      Index      Index      Growth     Growth
                                             Portfolio*  Portfolio* Portfolio* Portfolio* Portfolio* Portfolio* Portfolio*
                                            ------------ ---------- ---------- ---------- ---------- ---------- ----------
Net investment income (loss):
   Ordinary dividend income................  $   10,076    $   --     $   --      $ --      $   --     $   --      $ --
   Coverage charges retained by
    LLIC...................................      (7,018)      (49)       (20)       (6)        (12)       (21)       (6)
                                             ----------    ------     ------      ----      ------     ------      ----
Net investment income (loss)...............       3,058       (49)       (20)       (6)        (12)       (21)       (6)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain on investment
    transactions...........................         576         2          3        --          --          1        --
   Capital gains distribution..............      10,031        --         --        --          --         --        --
   Increase (decrease) in unrealized
    appreciation on investments............      22,863       467         42         3          49        103        53
                                             ----------    ------     ------      ----      ------     ------      ----
Net realized and unrealized gain (loss) on
 investments...............................      33,470       469         45         3          49        104        53
                                             ----------    ------     ------      ----      ------     ------      ----
Increase (decrease) in net assets resulting
 from operations...........................      36,528       420         25        (3)         37         83        47
Capital share transactions:
   Deposits................................      15,615        --        500        --          --         --        --
   Surrenders and death benefits...........     (30,119)       --         --        --          --         --        --
   Contract maintenance charges............        (220)       --         --        --          --         --        --
   Transfers between sub-accounts,
    including fixed interest account.......   1,148,187     6,577      1,898       499       1,015      2,009       504
                                             ----------    ------     ------      ----      ------     ------      ----
Increase (decrease) in net assets resulting
 from capital share transactions...........   1,133,463     6,577      2,398       499       1,015      2,009       504
                                             ----------    ------     ------      ----      ------     ------      ----
Increase (decrease) in net assets..........   1,169,991     6,997      2,423       496       1,052      2,092       551
Net assets--beginning of year..............          --        --         --        --          --         --        --
                                             ----------    ------     ------      ----      ------     ------      ----
      Net assets--end of year..............  $1,169,991    $6,997     $2,423      $496      $1,052     $2,092      $551
                                             ==========    ======     ======      ====      ======     ======      ====

--------
    *SeeNote 1

                      See notes to financial statements.

                        RBC VARIABLE ANNUITY ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

  As of December 31, 2006, and for the years ended December 31, 2006 and 2005

1. Organization

   RBC Variable Annuity Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Liberty Life Insurance Company ("LLIC"), formerly Business Men's Assurance Company of America ("BMA"). LLIC merged with BMA on June 30, 2006. The assets of the Account are legally segregated from those of LLIC. LLIC's ultimate parent is the Royal Bank of Canada ("RBC").

   The Account includes two investment products: a variable annuity and an annuity with both fixed and variable portions ("VA 2+2"). Both of these products also have the option of an additional death benefit. The basic death benefit is equal to the contract value or the annual reset amount. The additional death benefit option provides for an increase to the basic death benefit.

  Investments

   Apart from the fixed account offered by VA 2+2, the deposits of the Account are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The fixed account offers minimum interest rates that are guaranteed by LLIC. Absent any other contract provisions wherein LLIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

   Investors Mark Series Funds, Inc. ("IMSF"): Balanced, Growth and Income, Large Cap Value, Small Cap Equity, Large Cap Growth, Intermediate Fixed Income, Mid Cap Equity, Money Market, and Global Fixed Income. Effective July 15, 2005, the shares in the IMSF funds were substituted with shares of certain series of other registered investment companies as follows:

IMSF Fund           Substituted with:
---------           -----------------

Balanced            T. Rowe Price Equity Series, Inc.--Personal Strategy Balanced Portfolio

Growth and Income   Lord Abbett Series Fund, Inc.--Growth and Income Portfolio

Large Cap Value     Lord Abbett Series Fund, Inc.--Growth and Income Portfolio

Small Cap Equity    Dreyfus Investment Portfolios--Emerging Leaders Portfolio

Large Cap Growth    T. Rowe Price Equity Series, Inc.--Blue Chip Growth Portfolio

Intermediate Fixed  Variable Insurance Products Fund II--Fidelity VIP II Investment Grade Bond
  Income            Portfolio

Mid Cap Equity      Variable Insurance Products Fund III--Fidelity VIP III Mid Cap Portfolio

Money Market        Variable Insurance Products Fund--Fidelity VIP Money Market Portfolio

Global Fixed Income Variable Insurance Products Fund II--Fidelity VIP II Investment Grade Bond
                    Portfolio

   Dreyfus Stock Index Fund

   Dreyfus Variable Investment Fund: Disciplined Stock Portfolio. Effective July 15, 2005, the Dreyfus Disciplined Stock Portfolio was discontinued as an investment option. This did not affect existing investments.

                        RBC VARIABLE ANNUITY ACCOUNT A

   Dreyfus Investment Portfolios: Effective May 1, 2005, the Emerging Leaders Portfolio and Small Cap Stock Index Portfolio were added as investment options.

   Lazard Retirement Series, Inc.: Retirement Small Cap Portfolio.

   American Century Variable Portfolios, Inc.: VP Income and Growth Fund and VP Value Fund. Effective May 1, 2005, the VP Ultra Fund was added as an investment option.

   The Alger American Fund: Growth Portfolio, Mid Cap Growth Portfolio and Leveraged AllCap Portfolio. The Alger American Fund portfolios were discontinued as investment options effective July 15, 2005. This did not affect existing investments.

   Variable Insurance Products Fund ("VIP"): Fidelity VIP Overseas Portfolio and Fidelity VIP Growth Portfolio. Effective May 1, 2005, the Fidelity VIP Money Market Portfolio was added as an investment option.

   Variable Insurance Products II Fund ("VIP II"): Fidelity VIP II Contrafund Portfolio. Effective May 1, 2005, the Fidelity VIP II Investment Grade Bond Portfolio was added as an investment option.

   Variable Insurance Products III Fund ("VIP III"): Effective May 1, 2005, the Fidelity VIP III Mid Cap Portfolio was added as an investment option.

   Janus Aspen Series: International Growth Portfolio. Effective May 1, 2005, the Small Company Value Portfolio was added as an investment option.

   AIM Variable Investment Funds: AIM VI--High Yield Fund and AIM VI--Core Stock Fund. Effective May 1, 2005, the AIM VI--Capital Development Fund and AIM VI--Core Equity Fund were added as investment options. Effective
   July 15, 2005, the AIM VI Core Stock Fund was discontinued as an investment option. This did not affect existing investments. Effective April 28, 2006, the AIM VI--Core Stock Fund was reorganized into the AIM VI--Core Equity Fund.

   Lord Abbett Series Fund, Inc.: Effective May 1, 2005, the America's Value Portfolio, Bond Debenture Portfolio, Growth and Income Portfolio and Mid Cap Value Portfolio were added as investment options.

   T. Rowe Price Equity Series, Inc.: Effective May 1, 2005, the Blue Chip Growth Portfolio, Equity Income Portfolio II, Health Sciences Portfolio II and Personal Strategy Balanced Portfolio were added as investment options.

   Vanguard Variable Insurance Fund: Effective May 1, 2005, the Mid Cap Index Portfolio, REIT Index Portfolio, Total Bond Market Index Portfolio, Total Stock Market Index Portfolio, Small Company Growth Portfolio and Capital Growth Portfolio were added as investment options.

  Management of the Funds

   Effective July 15, 2005, LLIC substituted the shares of the IMSF portfolios with shares of certain series of other registered investment companies as described above. Prior to the substitution, under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds of IMSF were made by Investors Mark Advisors, LLC ("IMA"), which is owned by Tamarack Distributors, Inc., an affiliate of LLIC whose ultimate parent is RBC. IMA had engaged Standish Mellon Asset Management Company, LLC to provide subadvisory services for the Intermediate Fixed Income Portfolio, the Mid Cap Equity Portfolio, the Money Market Portfolio, and the Global Fixed Income Portfolio. IMA had engaged Columbia Management Advisors to

                        RBC VARIABLE ANNUITY ACCOUNT A
provide subadvisory services for the Small Cap Equity Portfolio and the Large Cap Growth Portfolio. IMA had engaged David L. Babson & Co., Inc. to provide subadvisory services for the Large Cap Value Portfolio. IMA had engaged Lord Abbett to provide subadvisory services for the Growth and Income Portfolio. IMA had engaged Kornitzer Capital Management, Inc. to provide subadvisory services for the Balanced Portfolio.

2. Summary of Significant Accounting Policies

  Investment Valuation

   Investments in mutual fund shares are carried in the statement of net assets at market value based on the net asset value of the underlying mutual funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments. Realized gains and losses represent the difference between the proceeds from sales of shares of mutual funds by the Account and the cost of such shares, which is determined using the first-in, first-out method. Security transactions are accounted for on the trade date, and dividend income from the funds to the Account is recorded on the ex-dividend date and reinvested upon receipt. Capital gain distributions from the mutual funds to the Account also are recorded on the ex-dividend date and reinvested upon receipt.

  Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the operations of LLIC, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income or net realized gain on investments. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by LLIC in the future, a charge to the Account may be assessed.

  Use of Estimates

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Reclassification

   Certain 2005 amounts have been reclassified to conform to the current year presentation.

3. Contract Charges

   The Account pays LLIC certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by LLIC. The following summarizes those amounts:

      Coverage Charges: Mortality and expense risks assumed by LLIC are compensated for by a fee equivalent to an annual rate of 1.25% and 1.75% of the average daily value of each contract for variable annuity and VA 2+2 policies, respectively. Both products also offer the option of an additional death benefit. If this option is selected, LLIC is compensated by a total fee equivalent to an annual rate of 1.45% and 2.00% of the average daily value of the contract for variable annuity and VA 2+2 policies, respectively.

                        RBC VARIABLE ANNUITY ACCOUNT A

   In addition, LLIC receives a fund facilitation fee equivalent to 0.20% of the average daily value of the contract on investments in the Vanguard Variable Insurance Fund. Coverage charges are recognized as a reduction in accumulation unit values.

      Contract Maintenance Charge: The Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units.

      Other Charges: For variable annuity policies, transfers in excess of 12 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. For VA 2+2 policies, transfers in excess of 20 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units.

      Withdrawal Charge: For variable annuity policies, a contingent deferred sales charge is assessed by the Account against certain withdrawals during the first seven years of the contract, declining from 7% in the first year to 1% in the seventh year. For VA 2+2 policies, a contingent deferred sales charge is assessed by the Account against certain withdrawals during the first four years of the contract, declining from 7% in the first year to 5% in the fourth year. This charge is withheld from the proceeds of the withdrawal by LLIC with the net amount being remitted to the contractholder. These charges are not recorded in the financial statements of the Account.

4. Purchases and Sales of Investments

   The cost of investments purchased and proceeds from investment securities sold by sub-account for the year ended December 31, 2006, were as follows:

                                                   Year ended December 31,
                                                   -----------------------
                                                           2006
                                                   -----------------------
                                                    Cost of     Proceeds
                                                   Purchases   from Sales
                                                   ---------   ----------
        Dreyfus Stock Index Fund.................. $ 62,383     $108,622
        Dreyfus Disciplined Stock Portfolio.......   10,703       76,893
        Dreyfus Emerging Leaders Portfolio........  102,038      170,400
        Dreyfus Small Cap Stock Index Portfolio...   49,030        3,564
        AIM VI--High Yield Fund...................  135,923      180,583
        AIM VI--Core Stock Fund...................    4,503      400,075
        AIM VI--Capital Development Fund..........    3,039          255
        AIM VI--Core Equity Fund..................  587,612      157,983
        Lazard Retirement Small Cap Portfolio.....  134,285      199,968
        American Century VP Income and Growth Fund   77,662       95,874
        American Century VP Value Fund............  249,471      239,273
        American Century VP Ultra Fund............    4,685           53
        Alger American Growth Portfolio...........   24,023       56,821
        Alger American Mid Cap Growth Portfolio...  329,216      532,059
        Alger American Leveraged AllCap Portfolio.    3,305      170,345

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                       Year ended December 31,
                                                       -----------------------
                                                               2006
                                                       -----------------------
                                                        Cost of     Proceeds
                                                       Purchases   from Sales
                                                       ----------  ----------
    Fidelity VIP Overseas Portfolio................... $  181,342  $  337,205
    Fidelity VIP Growth Portfolio.....................    127,578     118,067
    Fidelity VIP Money Market Portfolio...............  1,890,147   1,965,030
    Fidelity VIP II Contrafund Portfolio..............    138,010     117,133
    Fidelity VIP II Investment Grade Bond Portfolio...    347,598     540,977
    Fidelity VIP III Mid Cap Portfolio................    194,273     250,278
    Janus Aspen International Growth Portfolio........    367,436     233,727
    Janus Aspen Small Company Value Portfolio.........     64,141         563
    Lord Abbett America's Value Portfolio.............      1,331          14
    Lord Abbett Bond Debenture Portfolio..............     36,511         468
    Lord Abbett Growth and Income Portfolio...........    390,540     717,843
    Lord Abbett Mid Cap Value Portfolio...............    128,375      38,255
    T. Rowe Price Blue Chip Growth Portfolio..........    102,749      67,312
    T. Rowe Price Equity Income Portfolio II..........     68,205      29,890
    T. Rowe Price Health Sciences Portfolio II........     87,299      15,350
    T. Rowe Price Personal Strategy Balanced Portfolio     88,300     176,359
    Vanguard Mid Cap Index Portfolio..................    162,331       4,966
    Vanguard REIT Index Portfolio.....................     94,785      15,876
    Vanguard Total Bond Market Index Portfolio........     86,739       1,319
    Vanguard Total Stock Market Index Portfolio.......    141,690      58,077
    Vanguard Small Company Growth Portfolio...........     32,264         474
    Vanguard Capital Growth Portfolio.................     19,733         179

5. Summary of Unit Transactions

   Account deposits and terminations, withdrawals, and expense charges by units for the years ended December 31, 2006 and 2005, follow:

                                                         Number of Units
                                                        ----------------
                                                         2006     2005
                                                        ------- --------
      IMSF Balanced:
         Beginning balance.............................      --   98,682
         Deposits......................................      --    1,252
         Terminations, withdrawals and expense charges.      --  (99,934)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========
      IMSF Growth and Income:
         Beginning balance.............................      --  169,547
         Deposits......................................      --      765
         Terminations, withdrawals and expense charges.      -- (170,312)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                         Number of Units
                                                        ----------------
                                                         2006     2005
                                                        ------- --------
      IMSF Large Cap Value:
         Beginning balance.............................      --   61,560
         Deposits......................................      --    1,530
         Terminations, withdrawals and expense charges.      --  (63,090)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========
      IMSF Small Cap Equity:
         Beginning balance.............................      --   43,756
         Deposits......................................      --    1,165
         Terminations, withdrawals and expense charges.      --  (44,921)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========
      IMSF Large Cap Growth:
         Beginning balance.............................      --   48,195
         Deposits......................................      --    1,036
         Terminations, withdrawals and expense charges.      --  (49,231)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========
      IMSF Intermediate Fixed Income:
         Beginning balance.............................      --  174,082
         Deposits......................................      --    6,937
         Terminations, withdrawals and expense charges.      -- (181,019)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========
      IMSF Mid Cap Equity:
         Beginning balance.............................      --   44,642
         Deposits......................................      --    7,800
         Terminations, withdrawals and expense charges.      --  (52,442)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========
      IMSF Money Market:
         Beginning balance.............................      --   45,574
         Deposits......................................      --   44,428
         Terminations, withdrawals and expense charges.      --  (90,002)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========
      IMSF Global Fixed Income:
         Beginning balance.............................      --   29,589
         Deposits......................................      --    3,010
         Terminations, withdrawals and expense charges.      --  (32,599)
                                                        ------- --------
         Ending balance................................      --       --
                                                        ======= ========

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                         Number of Units
                                                        ----------------
                                                          2006     2005
                                                        -------  -------
      Dreyfus Stock Index Fund:
         Beginning balance.............................  87,257   99,861
         Deposits......................................   3,784    2,432
         Terminations, withdrawals and expense charges.  (8,629) (15,036)
                                                        -------  -------
         Ending balance................................  82,412   87,257
                                                        =======  =======
      Dreyfus Disciplined Stock Portfolio:
         Beginning balance.............................  25,525   26,063
         Deposits......................................     874    2,389
         Terminations, withdrawals and expense charges.  (7,395)  (2,927)
                                                        -------  -------
         Ending balance................................  19,004   25,525
                                                        =======  =======
      Dreyfus Emerging Leaders Portfolio:
         Beginning balance.............................  49,442       --
         Deposits......................................   1,454   53,687
         Terminations, withdrawals and expense charges. (13,881)  (4,245)
                                                        -------  -------
         Ending balance................................  37,015   49,442
                                                        =======  =======
      Dreyfus Small Cap Stock Index Portfolio:
         Beginning balance.............................     275       --
         Deposits......................................   3,991      275
         Terminations, withdrawals and expense charges.    (226)      --
                                                        -------  -------
         Ending balance................................   4,040      275
                                                        =======  =======
      AIM VI--High Yield Fund:
         Beginning balance.............................  20,824   19,003
         Deposits......................................   9,479    8,958
         Terminations, withdrawals and expense charges. (14,257)  (7,137)
                                                        -------  -------
         Ending balance................................  16,046   20,824
                                                        =======  =======
      AIM VI--Core Stock Fund:
         Beginning balance.............................  35,018   34,729
         Deposits......................................      73    4,754
         Terminations, withdrawals and expense charges. (35,091)  (4,465)
                                                        -------  -------
         Ending balance................................      --   35,018
                                                        =======  =======
      AIM VI--Capital Development Fund:
         Beginning balance.............................     122       --
         Deposits......................................     234      152
         Terminations, withdrawals and expense charges.     (12)     (30)
                                                        -------  -------
         Ending balance................................     344      122
                                                        =======  =======

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                         Number of Units
                                                        ----------------
                                                          2006     2005
                                                        -------  -------
      AIM VI--Core Equity Fund:
         Beginning balance.............................      88       --
         Deposits......................................  45,428       88
         Terminations, withdrawals and expense charges.  (4,060)      --
                                                        -------  -------
         Ending balance................................  41,456       88
                                                        =======  =======
      Lazard Retirement Small Cap Portfolio:
         Beginning balance.............................  56,127   56,186
         Deposits......................................   1,754    7,991
         Terminations, withdrawals and expense charges.  (7,778)  (8,050)
                                                        -------  -------
         Ending balance................................  50,103   56,127
                                                        =======  =======
      American Century VP Income and Growth Fund:
         Beginning balance.............................  40,006   41,321
         Deposits......................................   5,013    9,384
         Terminations, withdrawals and expense charges.  (6,839) (10,699)
                                                        -------  -------
         Ending balance................................  38,180   40,006
                                                        =======  =======
      American Century VP Value Fund:
         Beginning balance.............................  74,810   84,466
         Deposits......................................   5,566    5,179
         Terminations, withdrawals and expense charges.  (9,833) (14,835)
                                                        -------  -------
         Ending balance................................  70,543   74,810
                                                        =======  =======
      American Century VP Ultra Fund:
         Beginning balance.............................      49       --
         Deposits......................................     463       49
         Terminations, withdrawals and expense charges.      --       --
                                                        -------  -------
         Ending balance................................     512       49
                                                        =======  =======
      Alger American Growth Portfolio:
         Beginning balance.............................  50,440   73,345
         Deposits......................................   3,459    2,009
         Terminations, withdrawals and expense charges.  (6,820) (24,914)
                                                        -------  -------
         Ending balance................................  47,079   50,440
                                                        =======  =======
      Alger American Mid Cap Growth Portfolio:
         Beginning balance............................. 139,893  164,993
         Deposits......................................  11,604    8,900
         Terminations, withdrawals and expense charges. (44,595) (34,000)
                                                        -------  -------
         Ending balance................................ 106,902  139,893
                                                        =======  =======

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                         Number of Units
                                                        -----------------
                                                          2006      2005
                                                        --------  -------
      Alger American Leveraged AllCap Portfolio:
         Beginning balance.............................   81,378  106,798
         Deposits......................................      578    3,762
         Terminations, withdrawals and expense charges.  (21,285) (29,182)
                                                        --------  -------
         Ending balance................................   60,671   81,378
                                                        ========  =======
      Fidelity VIP Overseas Portfolio:
         Beginning balance.............................   68,715   73,325
         Deposits......................................    9,441   16,622
         Terminations, withdrawals and expense charges.  (26,461) (21,232)
                                                        --------  -------
         Ending balance................................   51,695   68,715
                                                        ========  =======
      Fidelity VIP Growth Portfolio:
         Beginning balance.............................   77,097   81,507
         Deposits......................................    8,700   11,047
         Terminations, withdrawals and expense charges.  (10,161) (15,457)
                                                        --------  -------
         Ending balance................................   75,636   77,097
                                                        ========  =======
      Fidelity VIP Money Market Portfolio:
         Beginning balance.............................   73,281       --
         Deposits......................................  173,525   95,678
         Terminations, withdrawals and expense charges. (183,071) (22,397)
                                                        --------  -------
         Ending balance................................   63,735   73,281
                                                        ========  =======
      Fidelity VIP II Contrafund Portfolio:
         Beginning balance.............................   34,650   32,193
         Deposits......................................    4,472   12,970
         Terminations, withdrawals and expense charges.   (5,590) (10,513)
                                                        --------  -------
         Ending balance................................   33,532   34,650
                                                        ========  =======
      Fidelity VIP II Investment Grade Bond Portfolio:
         Beginning balance.............................  248,272       --
         Deposits......................................   17,630  266,256
         Terminations, withdrawals and expense charges.  (43,548) (17,984)
                                                        --------  -------
         Ending balance................................  222,354  248,272
                                                        ========  =======
      Fidelity VIP III Mid Cap Portfolio:
         Beginning balance.............................   83,899       --
         Deposits......................................    5,794   88,746
         Terminations, withdrawals and expense charges.  (19,047)  (4,847)
                                                        --------  -------
         Ending balance................................   70,646   83,899
                                                        ========  =======

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                         Number of Units
                                                        ----------------
                                                          2006     2005
                                                        -------  -------
      Janus Aspen International Growth Portfolio:
         Beginning balance.............................  32,298   45,313
         Deposits......................................  15,416      917
         Terminations, withdrawals and expense charges.  (5,639) (13,932)
                                                        -------  -------
         Ending balance................................  42,075   32,298
                                                        =======  =======
      Janus Aspen Small Company Value Portfolio:
         Beginning balance.............................      49       --
         Deposits......................................   5,226       49
         Terminations, withdrawals and expense charges.      --       --
                                                        -------  -------
         Ending balance................................   5,275       49
                                                        =======  =======
      Lord Abbett America's Value Portfolio:
         Beginning balance.............................      49       --
         Deposits......................................     106       49
         Terminations, withdrawals and expense charges.      --       --
                                                        -------  -------
         Ending balance................................     155       49
                                                        =======  =======
      Lord Abbett Bond Debenture Portfolio:
         Beginning balance.............................      88       --
         Deposits......................................   3,216      128
         Terminations, withdrawals and expense charges.     (17)     (40)
                                                        -------  -------
         Ending balance................................   3,287       88
                                                        =======  =======
      Lord Abbett Growth and Income Portfolio:
         Beginning balance............................. 285,122       --
         Deposits......................................  12,620  303,698
         Terminations, withdrawals and expense charges. (49,749) (18,576)
                                                        -------  -------
         Ending balance................................ 247,993  285,122
                                                        =======  =======
      Lord Abbett Mid Cap Value Portfolio:
         Beginning balance.............................     473       --
         Deposits......................................   7,493      504
         Terminations, withdrawals and expense charges.    (363)     (31)
                                                        -------  -------
         Ending balance................................   7,603      473
                                                        =======  =======
      T. Rowe Price Blue Chip Growth Portfolio:
         Beginning balance.............................  38,175       --
         Deposits......................................   8,592   40,154
         Terminations, withdrawals and expense charges.  (5,184)  (1,979)
                                                        -------  -------
         Ending balance................................  41,583   38,175
                                                        =======  =======

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                          Number of Units
                                                         ----------------
                                                           2006     2005
                                                         -------  -------
      T. Rowe Price Equity Income Portfolio II:
         Beginning balance..............................   2,166       --
         Deposits.......................................   3,049    2,166
         Terminations, withdrawals and expense charges..     (28)      --
                                                         -------  -------
         Ending balance.................................   5,187    2,166
                                                         =======  =======
      T. Rowe Price Health Sciences Portfolio II:
         Beginning balance..............................      63       --
         Deposits.......................................   5,895       98
         Terminations, withdrawals and expense charges..     (14)     (35)
                                                         -------  -------
         Ending balance.................................   5,944       63
                                                         =======  =======
      T. Rowe Price Personal Strategy Balanced Portfolio
         Beginning balance.............................. 113,225       --
         Deposits.......................................   2,469  116,214
         Terminations, withdrawals and expense charges.. (14,706)  (2,989)
                                                         -------  -------
         Ending balance................................. 100,988  113,225
                                                         =======  =======
      Vanguard Mid Cap Index Portfolio:
         Beginning balance..............................     592       --
         Deposits.......................................  13,333      592
         Terminations, withdrawals and expense charges..    (246)      --
                                                         -------  -------
         Ending balance.................................  13,679      592
                                                         =======  =======
      Vanguard REIT Index Portfolio:
         Beginning balance..............................     212       --
         Deposits.......................................   5,866      212
         Terminations, withdrawals and expense charges..      (1)      --
                                                         -------  -------
         Ending balance.................................   6,077      212
                                                         =======  =======
      Vanguard Total Bond Market Index Portfolio:
         Beginning balance..............................      50       --
         Deposits.......................................   8,676       50
         Terminations, withdrawals and expense charges..     (34)      --
                                                         -------  -------
         Ending balance.................................   8,692       50
                                                         =======  =======
      Vanguard Total Stock Market Index Portfolio:
         Beginning balance..............................      95       --
         Deposits.......................................   6,842       95
         Terminations, withdrawals and expense charges..      --       --
                                                         -------  -------
         Ending balance.................................   6,937       95
                                                         =======  =======

                        RBC VARIABLE ANNUITY ACCOUNT A

5. Summary of Unit Transactions (Continued)

                                                         Number of Units
                                                         ----------------
                                                           2006    2005
                                                         -------  -------
       Vanguard Small Company Growth Portfolio:
          Beginning balance.............................     177       --
          Deposits......................................   2,452      177
          Terminations, withdrawals and expense charges.      (1)      --
                                                         -------  -------
          Ending balance................................   2,628      177
                                                         =======  =======
       Vanguard Capital Growth Portfolio:
          Beginning balance.............................      48       --
          Deposits......................................   1,686       48
          Terminations, withdrawals and expense charges.      --       --
                                                         -------  -------
          Ending balance................................   1,734       48
                                                         =======  =======

6. Unit Fair Value

   The Company sells two different products which have unique combinations of features and fees that are charged against the contract owner's account balance. In addition, both products offer an additional death benefit option. Differences in the fee structures result in four different unit values, expense ratios and total returns. Unit value information and financial ratios for each sub-account are as follows:

                                                                             Investment
                                                       Unit                    Income     Total
                                               Units   Value      Net Assets   Ratio*   Return***
                                              ------- --------    ---------- ---------- ---------
Year ended December 31, 2006
Clarity Variable Annuity
1.25% Expense Ratio**
   Dreyfus Stock Index Fund..................  60,797 $  11.57    $  703,707    1.66%     13.99%
   Dreyfus Disciplined Stock Portfolio.......  17,078    10.70       182,763    0.89%     14.32%
   Dreyfus Emerging Leaders Portfolio........  33,777    10.97       370,457    0.00%      6.92%
   AIM VI--High Yield Fund...................  13,385    11.94       159,795    6.98%      9.34%
   AIM VI--Core Equity Fund..................  34,245    10.82       370,689    0.67%      5.63%
   AIM VI--Core Stock Fund...................      --       --            --    1.10%      1.99%
   Lazard Retirement Small Cap Portfolio.....  43,316    21.37       925,604    0.00%     14.65%
   American Century VP Income and Growth
     Fund....................................  29,499    12.61       372,051    1.75%     15.58%
   American Century VP Value Fund............  60,307    19.17     1,156,296    1.36%     17.18%
   Alger American Growth Portfolio...........  34,990     7.66       268,126    0.12%      3.79%
   Alger American Mid Cap Growth Portfolio... 100,334    11.88     1,192,096    0.00%      8.79%
   Alger American Leveraged AllCap Portfolio.  59,583     8.10       482,675    0.00%     17.73%
   Fidelity VIP Overseas Portfolio...........  41,799    11.11       464,282    0.74%     16.34%
   Fidelity VIP Growth Portfolio.............  67,222     6.94       466,605    0.17%      5.31%
   Fidelity VIP Money Market Portfolio.......  31,017    10.47       324,707    4.76%      3.56%
   Fidelity VIP II Contrafund Portfolio......  28,249    13.28       375,190    0.95%     10.02%
   Fidelity VIP II Investment Grade Bond
     Portfolio............................... 178,327    10.30     1,837,253    3.97%      3.00%

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                         Investment
                                                       Unit                Income     Total
                                                Units  Value  Net Assets   Ratio*   Return***
                                               ------- ------ ---------- ---------- ---------
1.25% Expense Ratio** (Continued)
   Fidelity VIP III Mid Cap Portfolio.........  66,385 $12.34 $  819,091    0.35%     11.27%
   Janus Aspen International Growth Portfolio.  22,693  32.21    730,986    2.04%     45.16%
   Lord Abbett Growth and Income Portfolio.... 219,354  12.02  2,637,033    1.16%     15.80%
   T. Rowe Price Blue Chip Growth Portfolio...  33,334  11.21    373,691    0.31%      8.31%
   T. Rowe Price Personal Strategy Balanced
     Portfolio................................  78,159  11.40    891,257    2.07%     10.47%
1.45% Expense Ratio**
   Dreyfus Stock Index Fund...................  15,192   9.60    145,797    1.66%     13.88%
   Dreyfus Disciplined Stock Portfolio........   1,889   9.03     17,066    0.89%     14.16%
   Dreyfus Emerging Leaders Portfolio.........   1,073  10.94     11,735    0.00%      6.73%
   AIM VI--High Yield Fund....................     658  11.87      7,811    6.98%      9.10%
   AIM VI--Core Equity Fund...................      --     --         --    0.67%      0.00%
   AIM VI--Core Stock Fund....................      --     --         --    1.10%      0.00%
   Lazard Retirement Small Cap Portfolio......   3,007  20.32     61,110    0.00%     14.35%
   American Century VP Income and Growth
     Fund.....................................   3,675  10.69     39,264    1.75%     15.44%
   American Century VP Value Fund.............   4,379  19.34     84,663    1.36%     17.00%
   Alger American Growth Portfolio............  12,089   7.56     91,446    0.12%      3.56%
   Alger American Mid Cap Growth Portfolio....   5,790  11.73     67,904    0.00%      8.61%
   Alger American Leveraged AllCap Portfolio..   1,088   8.00      8,698    0.00%     17.65%
   Fidelity VIP Overseas Portfolio............   2,857  10.96     31,322    0.74%     15.98%
   Fidelity VIP Growth Portfolio..............     450   6.85      3,085    0.17%      5.06%
   Fidelity VIP Money Market Portfolio........   7,554  10.44     78,848    4.76%      3.37%
   Fidelity VIP II Contrafund Portfolio.......     764  13.11     10,021    0.95%      9.80%
   Fidelity VIP II Investment Grade Bond
     Portfolio................................  29,250  10.27    300,477    3.97%      2.80%
   Fidelity VIP III Mid Cap Portfolio.........   1,099  12.30     13,522    0.35%     11.11%
   Janus Aspen International Growth Portfolio.     836  31.97     26,743    2.04%     44.92%
   Lord Abbett Growth and Income Portfolio....  17,713  11.99    212,326    1.16%     15.62%
   T. Rowe Price Blue Chip Growth Portfolio...      41  11.18        463    0.31%      8.12%
   T. Rowe Price Personal Strategy Balanced
     Portfolio................................  20,442  11.37    232,429    2.07%     10.28%
Year ended December 31, 2006
Clarity 2+2 Variable Annuity
1.75% Expense Ratio**
   Dreyfus Stock Index Fund...................   5,390  12.59     67,856    1.66%     13.53%
   Dreyfus Disciplined Stock Portfolio........      37  12.75        468    0.89%     13.94%
   Dreyfus Emerging Leaders Portfolio.........   1,876  12.11     22,705    0.00%      6.41%
   Dreyfus Small Cap Stock Index Portfolio....   1,719  12.98     22,311    0.23%     12.48%
   AIM VI--High Yield Fund....................   1,772  12.10     21,442    6.98%      8.81%
   AIM VI--Core Stock Fund....................      --     --         --    1.10%      1.97%
   AIM VI--Capital Development Fund...........     295  13.40      3,953    0.00%     14.53%
   AIM VI--Core Equity Fund...................   5,813  12.39     72,024    0.67%     14.83%

                        RBC VARIABLE ANNUITY ACCOUNT A

--------
1 In addition to the coverage charges, a fund facilitation fee of 0.20% is levied making the total expense ratio 1.95%.

                                                                             Investment
                                                           Unit                Income     Total
                                                    Units  Value  Net Assets   Ratio*   Return***
                                                    ------ ------ ---------- ---------- ---------
1.75% Expense Ratio** (Continued)
   Lazard Retirement Small Cap Portfolio...........  2,750 $12.99  $ 35,725     0.00%     14.05%
   American Century VP Income and Growth Fund......  4,664  12.97    60,493     1.75%     15.08%
   American Century VP Value Fund..................  4,744  13.10    62,132     1.36%     16.65%
   American Century VP Ultra Fund..................    463  10.48     4,850     0.00%     -4.99%
   Alger American Growth Portfolio.................     --  11.79        --     0.12%      3.33%
   Alger American Mid Cap Growth Portfolio.........     22  12.93       290     0.00%      8.20%
   Alger American Leveraged AllCap Portfolio.......     --  13.67        --     0.00%     17.14%
   Fidelity VIP Overseas Portfolio.................  6,202  15.18    94,161     0.74%     15.70%
   Fidelity VIP Growth Portfolio...................  5,796  11.18    64,783     0.17%      4.78%
   Fidelity VIP Money Market Portfolio............. 25,164  10.42   262,137     4.76%      3.07%
   Fidelity VIP II Contrafund Portfolio............  1,463  13.76    20,141     0.95%      9.47%
   Fidelity VIP II Investment Grade Bond Portfolio. 11,751  10.28   120,796     3.97%      2.59%
   Fidelity VIP III Mid Cap Portfolio..............  1,500  13.48    20,219     0.35%     10.76%
   Janus Aspen International Growth Portfolio......  6,173  22.66   139,877     2.04%     44.52%
   Janus Aspen Small Company Value Portfolio.......    579  13.23     7,662     0.00%     19.73%
   Lord Abbett America's Value Portfolio...........    106  12.10     1,286     6.47%     12.56%
   Lord Abbett Bond Debenture Portfolio............  2,699  11.15    30,108    15.72%      7.42%
   Lord Abbett Growth and Income Portfolio......... 10,100  12.45   125,754     1.16%     15.28%
   Lord Abbett Mid Cap Value Portfolio.............  6,152  12.52    77,061     1.17%     10.21%
   T. Rowe Price Blue Chip Growth Portfolio........  5,202  12.24    63,670     0.31%      7.75%
   T. Rowe Price Equity Income Portfolio II........  4,884  12.44    60,740     1.65%     16.59%
   T. Rowe Price Health Sciences Portfolio II......  3,273  13.13    42,983     0.00%      6.75%
   T. Rowe Price Personal Strategy Balanced
     Portfolio.....................................  1,907  11.99    22,862     2.07%      9.90%
   Vanguard Mid Cap Index Portfolio/1/............. 10,807  13.19   142,537     0.29%     11.59%
   Vanguard REIT Index Portfolio/1/................  5,413  15.12    81,869     0.20%     32.28%
   Vanguard Total Bond Market Index Portfolio/1/...  6,212  10.23    63,557     0.25%      2.30%
   Vanguard Total Stock Market Index Portfolio/1/..  6,518  12.58    82,004     0.08%     13.33%
   Vanguard Small Company Growth Portfolio/1/......  2,426  12.75    30,937     0.30%      8.14%
   Vanguard Capital Growth Portfolio/1/............  1,686  12.62    21,272     0.04%      9.45%
2.00% Expense Ratio**
   Dreyfus Stock Index Fund........................  1,033 $12.51  $ 12,925     1.66%     13.21%
   Dreyfus Disciplined Stock Portfolio.............     --  12.67        --     0.89%     13.53%
   Dreyfus Emerging Leaders Portfolio..............    289  12.06     3,480     0.00%      6.07%
   Dreyfus Small Cap Stock Index Portfolio.........  2,321  12.93    30,006     0.23%     12.24%
   AIM VI--High Yield Fund.........................    231  12.02     2,780     6.98%      8.58%
   AIM VI--Core Stock Fund.........................     --     --        --     1.10%      1.91%
   AIM VI--Capital Development Fund................     49  13.34       660     0.00%     14.21%
   AIM VI--Core Equity Fund........................  1,398  12.34    17,251     0.67%     14.37%

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                             Investment
                                                           Unit                Income     Total
                                                    Units  Value  Net Assets   Ratio*   Return***
                                                    ------ ------ ---------- ---------- ---------
2.00% Expense Ratio** (Continued)
   Lazard Retirement Small Cap Portfolio...........  1,030 $12.91  $ 13,296     0.00%     13.74%
   American Century VP Income and Growth Fund......    342  12.89     4,410     1.75%     14.78%
   American Century VP Value Fund..................  1,113  13.01    14,480     1.36%     16.26%
   American Century VP Ultra Fund..................     49  10.44       515     0.00%     -5.18%
   Alger American Growth Portfolio.................     --  11.72        --     0.12%      3.08%
   Alger American Mid Cap Growth Portfolio.........    756  12.85     9,719     0.00%      7.98%
   Alger American Leveraged AllCap Portfolio.......     --  13.59        --     0.00%     16.95%
   Fidelity VIP Overseas Portfolio.................    837  15.08    12,627     0.74%     15.38%
   Fidelity VIP Growth Portfolio...................  2,168  11.11    24,075     0.17%      4.52%
   Fidelity VIP Money Market Portfolio.............     --  10.37        --     4.76%      2.78%
   Fidelity VIP II Contrafund Portfolio............  3,056  13.68    41,792     0.95%      9.27%
   Fidelity VIP II Investment Grade Bond Portfolio.  3,026  10.24    30,970     3.97%      2.30%
   Fidelity VIP III Mid Cap Portfolio..............  1,662  13.43    22,318     0.35%     10.53%
   Janus Aspen International Growth Portfolio...... 12,373  22.51   278,578     2.04%     44.11%
   Janus Aspen Small Company Value Portfolio.......  4,696  13.18    61,873     0.00%     19.49%
   Lord Abbett America's Value Portfolio...........     49  12.05       592     6.47%     12.30%
   Lord Abbett Bond Debenture Portfolio............    588  11.11     6,533    15.72%      7.14%
   Lord Abbett Growth and Income Portfolio.........    826  12.40    10,242     1.16%     14.92%
   Lord Abbett Mid Cap Value Portfolio.............  1,451  12.47    18,092     1.17%      9.87%
   T. Rowe Price Blue Chip Growth Portfolio........  3,006  12.19    36,632     0.31%      7.50%
   T. Rowe Price Equity Income Portfolio II........    303  12.38     3,749     1.65%     16.24%
   T. Rowe Price Health Sciences Portfolio II......  2,671  13.08    34,918     0.00%      6.34%
   T. Rowe Price Personal Strategy Balanced
     Portfolio.....................................    480  11.94     5,728     2.07%      9.64%
   Vanguard Mid Cap Index Portfolio/1/.............  2,872  13.13    37,718     0.29%     11.37%
   Vanguard REIT Index Portfolio/1/................    664  15.06     9,991     0.20%     31.99%
   Vanguard Total Bond Market Index Portfolio/1/...  2,480  10.19    25,277     0.25%      2.10%
   Vanguard Total Stock Market Index Portfolio/1/..    419  12.53     5,246     0.08%     12.98%
   Vanguard Small Company Growth Portfolio/1/......    202  12.70     2,564     0.30%      7.99%
   Vanguard Capital Growth Portfolio/1/............     48  12.56       600     0.04%      9.12%
Year ended December 31, 2005
Clarity Variable Annuity
1.25% Expense Ratio**
   IMSF Balanced...................................     --     --        --     0.94%     -1.09%
   IMSF Growth and Income..........................     --     --        --     1.47%     -2.06%
   IMSF Large Cap Value............................     --     --        --     0.77%     -0.77%
   IMSF Small Cap Equity...........................     --     --        --     0.00%     -2.34%

--------
1 In addition to the coverage charges, a fund facilitation fee of 0.20% is levied making the total expense ratio 2.20%.

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                         Investment
                                                       Unit                Income     Total
                                                Units  Value  Net Assets   Ratio*   Return***
                                               ------- ------ ---------- ---------- ---------
1.25% Expense Ratio** (Continued)
   IMSF Large Cap Growth......................      -- $   -- $       --    0.62%     -2.34%
   IMSF Intermediate Fixed Income.............      --     --         --    2.40%      0.36%
   IMSF Mid Cap Equity........................      --     --         --    0.22%      2.31%
   IMSF Money Market..........................      --     --         --    1.20%      0.38%
   IMSF Global Fixed Income...................      --     --         --   14.78%      1.06%
   Dreyfus Stock Index Fund...................  67,505  10.15    685,003    1.57%      3.47%
   Dreyfus Disciplined Stock Portfolio........  22,853   9.36    213,830    0.00%      4.93%
   Dreyfus Emerging Leaders Portfolio.........  46,984  10.26    482,048    0.00%      1.19%
   AIM VI--High Yield Fund....................  18,391  10.92    200,761    9.83%      1.49%
   AIM VI--Core Stock Fund....................  34,696  10.72    371,798    0.43%      2.10%
   Lazard Retirement Small Cap Portfolio......  50,418  18.64    939,844    0.00%      2.70%
   American Century VP Income and Growth
     Fund.....................................  31,674  10.91    345,448    2.10%      3.41%
   American Century VP Value Fund.............  67,667  16.36  1,107,136    0.91%      3.74%
   Alger American Growth Portfolio............  38,484   7.38    283,980    0.25%     10.64%
   Alger American Mid Cap Growth Portfolio.... 132,376  10.92  1,445,897    0.00%      8.44%
   Alger American Leveraged AllCap Portfolio..  80,254   6.88    551,957    0.00%     13.16%
   Fidelity VIP Overseas Portfolio............  63,006   9.55    601,689    0.50%     17.32%
   Fidelity VIP Growth Portfolio..............  74,665   6.59    492,412    0.26%      4.11%
   Fidelity VIP Money Market Portfolio........  38,596  10.11    390,105    1.80%      0.50%
   Fidelity VIP II Contrafund Portfolio.......  31,293  12.07    377,666    0.12%     15.17%
   Fidelity VIP II Investment Grade Bond
     Portfolio................................ 205,728  10.00  2,056,688    0.00%      0.00%
   Fidelity VIP III Mid Cap Portfolio.........  80,074  11.09    887,647    0.00%      5.00%
   Janus Aspen International Growth Portfolio.  28,244  22.19    626,587    1.10%     30.68%
   Lord Abbett Growth and Income Portfolio.... 261,774  10.38  2,717,126    0.97%      1.74%
   T. Rowe Price Blue Chip Growth Portfolio...  36,890  10.35    381,830    0.11%      1.60%
   T. Rowe Price Personal Strategy Balanced
     Portfolio................................  89,069  10.32    919,443    0.89%      1.47%
1.45% Expense Ratio**
   IMSF Balanced..............................      --     --         --    0.94%     -1.13%
   IMSF Growth and Income.....................      --     --         --    1.47%     -2.13%
   IMSF Large Cap Value.......................      --     --         --    0.77%     -0.82%
   IMSF Small Cap Equity......................      --     --         --    0.00%     -2.32%
   IMSF Large Cap Growth......................      --     --         --    0.62%     -2.37%
   IMSF Intermediate Fixed Income.............      --     --         --    2.40%      0.33%
   IMSF Mid Cap Equity........................      --     --         --    0.22%      2.27%
   IMSF Money Market..........................      --     --         --    1.20%      0.31%
   IMSF Global Fixed Income...................      --     --         --   14.78%      1.05%
   Dreyfus Stock Index Fund...................  15,437   8.43    130,134    1.57%      3.18%
   Dreyfus Disciplined Stock Portfolio........   2,635   7.91     20,852    0.00%      4.63%
   Dreyfus Emerging Leaders Portfolio.........   1,524  10.25     15,622    0.00%      1.15%
   AIM VI--High Yield Fund....................     680  10.88      7,399    9.83%      1.21%

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                             Investment
                                                           Unit                Income     Total
                                                    Units  Value  Net Assets   Ratio*   Return***
                                                    ------ ------ ---------- ---------- ---------
1.45% Expense Ratio** (Continued)
   AIM VI--Core Stock Fund.........................     -- $   --  $     --     0.43%      0.00%
   Lazard Retirement Small Cap Portfolio...........  3,097  17.77    55,016     0.00%      2.54%
   American Century VP Income and Growth Fund......  3,999   9.26    37,029     2.10%      3.12%
   American Century VP Value Fund..................  4,824  16.53    79,757     0.91%      3.51%
   Alger American Growth Portfolio................. 11,783   7.30    85,997     0.25%     10.44%
   Alger American Mid Cap Growth Portfolio.........  6,067  10.80    65,545     0.00%      8.22%
   Alger American Leveraged AllCap Portfolio.......  1,124   6.80     7,646     0.00%     12.77%
   Fidelity VIP Overseas Portfolio.................  2,928   9.45    27,653     0.50%     17.10%
   Fidelity VIP Growth Portfolio...................    451   6.52     2,943     0.26%      3.99%
   Fidelity VIP Money Market Portfolio.............  7,470  10.10    75,427     1.80%      0.46%
   Fidelity VIP II Contrafund Portfolio............    823  11.94     9,822     0.12%     15.03%
   Fidelity VIP II Investment Grade Bond Portfolio. 29,554   9.99   295,184     0.00%     -0.06%
   Fidelity VIP III Mid Cap Portfolio..............  1,400  11.07    15,504     0.00%      4.90%
   Janus Aspen International Growth Portfolio......  1,235  22.06    27,238     1.10%     30.38%
   Lord Abbett Growth and Income Portfolio......... 19,176  10.37   198,858     0.97%      1.70%
   T. Rowe Price Blue Chip Growth Portfolio........    199  10.34     2,061     0.11%      1.56%
   T. Rowe Price Personal Strategy Balanced
     Portfolio..................................... 21,732  10.31   224,125     0.89%      1.42%
Year ended December 31, 2005
Clarity 2+2 Variable Annuity
1.75% Expense Ratio**
   IMSF Balanced...................................     --     --        --     0.94%     -1.29%
   IMSF Growth and Income..........................     --     --        --     1.47%     -2.31%
   IMSF Large Cap Value............................     --     --        --     0.77%     -1.00%
   IMSF Small Cap Equity...........................     --     --        --     0.00%     -2.51%
   IMSF Large Cap Growth...........................     --     --        --     0.62%     -2.56%
   IMSF Intermediate Fixed Income..................     --     --        --     2.40%      0.16%
   IMSF Mid Cap Equity.............................     --     --        --     0.22%      2.08%
   IMSF Money Market...............................     --     --        --     1.20%      0.11%
   IMSF Global Fixed Income........................     --     --        --    14.78%      0.84%
   Dreyfus Stock Index Fund........................  3,811  11.09    42,269     1.57%      3.07%
   Dreyfus Disciplined Stock Portfolio.............     37  11.19       414     0.00%      4.48%
   Dreyfus Emerging Leaders Portfolio..............    885  11.38    10,069     0.00%      9.28%
   Dreyfus Small Cap Stock Index Portfolio.........    226  11.54     2,608     0.00%     10.35%
   AIM VI--High Yield Fund.........................  1,554  11.12    17,281     9.83%      1.09%
   AIM VI--Core Stock Fund.........................    322  10.66     3,432     0.43%      1.72%
   AIM VI--Capital Development Fund................     72  11.70       845     0.00%     11.43%
   AIM VI--Core Equity Fund........................     39  10.79       415     1.79%      5.31%
   Lazard Retirement Small Cap Portfolio...........  1,612  11.39    18,368     0.00%      2.34%
   American Century VP Income and Growth Fund......  4,333  11.27    48,848     2.10%      2.92%
   American Century VP Value Fund..................  1,420  11.23    15,947     0.91%      3.31%
   American Century VP Ultra Fund..................     --  11.03        --     0.00%      6.92%
   Alger American Growth Portfolio.................    173  11.41     1,978     0.25%      3.26%

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                             Investment
                                                           Unit                Income     Total
                                                    Units  Value  Net Assets   Ratio*   Return***
                                                    ------ ------ ---------- ---------- ---------
1.75% Expense Ratio** (Continued)
   Alger American Mid Cap Growth Portfolio.........    692 $11.95  $  8,265     0.00%     15.46%
   Alger American Leveraged AllCap Portfolio.......     --  11.67        --     0.00%     12.64%
   Fidelity VIP Overseas Portfolio.................  2,307  13.12    30,260     0.50%     16.93%
   Fidelity VIP Growth Portfolio...................  1,044  10.67    11,138     0.26%      3.79%
   Fidelity VIP Money Market Portfolio............. 24,557  10.11   248,218     1.80%      0.74%
   Fidelity VIP II Contrafund Portfolio............  1,717  12.57    21,584     0.12%     14.79%
   Fidelity VIP II Investment Grade Bond Portfolio. 11,833  10.02   118,614     0.00%      0.13%
   Fidelity VIP III Mid Cap Portfolio..............  1,708  12.17    20,798     0.00%     14.59%
   Janus Aspen International Growth Portfolio......  2,269  15.68    35,592     1.10%     30.12%
   Janus Aspen Small Company Value Portfolio.......     --  11.05        --     0.00%      7.06%
   Lord Abbett America's Value Portfolio...........     --  10.75        --     2.14%      5.04%
   Lord Abbett Bond Debenture Portfolio............     38  10.38       395     5.44%      2.55%
   Lord Abbett Growth and Income Portfolio.........  3,356  10.80    36,259     0.97%      5.38%
   Lord Abbett Mid Cap Value Portfolio.............    424  11.36     4,812     1.14%      9.14%
   T. Rowe Price Blue Chip Growth Portfolio........  1,037  11.36    11,778     0.11%      9.14%
   T. Rowe Price Equity Income Portfolio II........  2,117  10.67    22,578     1.66%      4.50%
   T. Rowe Price Health Sciences Portfolio II......     14  12.30       167     0.00%     15.46%
   T. Rowe Price Personal Strategy Balanced
     Portfolio.....................................  1,914  10.91    20,874     0.89%      6.12%
   Vanguard Mid Cap Index Portfolio/1/.............    546  11.82     6,458     0.00%     12.23%
   Vanguard REIT Index Portfolio/1/................    167  11.43     1,907     0.00%      9.61%
   Vanguard Total Bond Market Index Portfolio/1/...     --  10.00        --     0.00%      0.00%
   Vanguard Total Stock Market Index Portfolio/1/..     --  11.10        --     0.00%      7.39%
   Vanguard Small Company Growth Portfolio/1/......    132  11.79     1,559     0.00%     12.03%
   Vanguard Capital Growth Portfolio/1/............     --  11.53        --     0.00%     10.29%
2.00% Expense Ratio**
   IMSF Balanced...................................     --     --        --     0.94%     -1.19%
   IMSF Growth and Income..........................     --     --        --     1.47%     -2.21%
   IMSF Large Cap Value............................     --     --        --     0.77%     -0.91%
   IMSF Small Cap Equity...........................     --     --        --     0.00%     -2.46%
   IMSF Large Cap Growth...........................     --     --        --     0.62%     -2.50%
   IMSF Intermediate Fixed Income..................     --     --        --     2.40%      0.21%
   IMSF Mid Cap Equity.............................     --     --        --     0.22%      2.13%
   IMSF Money Market...............................     --     --        --     1.20%      0.22%
   IMSF Global Fixed Income........................     --     --        --    14.78%      0.89%
   Dreyfus Stock Index Fund........................    504  11.05     5,569     1.57%      2.50%
   Dreyfus Disciplined Stock Portfolio.............     --  11.16        --     0.00%      4.01%
   Dreyfus Emerging Leaders Portfolio..............     49  11.37       558     0.00%      9.21%
   Dreyfus Small Cap Stock Index Portfolio.........     49  11.52       565     0.00%     10.22%

--------
1 In addition to the coverage charges, a fund facilitation fee of 0.20% is levied making the total expense ratio 1.95%.

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                               Investment
                                                             Unit                Income     Total
                                                       Units Value  Net Assets   Ratio*   Return***
                                                       ----- ------ ---------- ---------- ---------
2.00% Expense Ratio** (Continued)
   AIM VI--High Yield Fund............................   199 $11.07  $ 2,198      9.83%      0.54%
   AIM VI--Core Stock Fund............................    --  10.62       --      0.43%      1.14%
   AIM VI--Capital Development Fund...................    50  11.68      579      0.00%     11.29%
   AIM VI--Core Equity Fund...........................    49  10.79      533      1.79%      5.31%
   Lazard Retirement Small Cap Portfolio.............. 1,000  11.35   11,348      0.00%      1.79%
   American Century VP Income and Growth Fund.........    --  11.23       --      2.10%      2.46%
   American Century VP Value Fund.....................   899  11.19   10,064      0.91%      2.85%
   American Century VP Ultra Fund.....................    49  11.01      545      0.00%      6.79%
   Alger American Growth Portfolio....................    --  11.37       --      0.25%      2.71%
   Alger American Mid Cap Growth Portfolio............   758  11.90    9,028      0.00%     14.75%
   Alger American Leveraged AllCap Portfolio..........    --  11.62       --      0.00%     12.05%
   Fidelity VIP Overseas Portfolio....................   474  13.07    6,196      0.50%     16.28%
   Fidelity VIP Growth Portfolio......................   937  10.63    9,961      0.26%      3.30%
   Fidelity VIP Money Market Portfolio................ 2,658  10.09   26,825      1.80%      0.60%
   Fidelity VIP II Contrafund Portfolio...............   817  12.52   10,228      0.12%     14.13%
   Fidelity VIP II Investment Grade Bond Portfolio.... 1,157  10.01   11,577      0.00%      0.07%
   Fidelity VIP III Mid Cap Portfolio.................   717  12.15    8,710      0.00%     14.45%
   Janus Aspen International Growth Portfolio.........   550  15.62    8,597      1.10%     29.52%
   Janus Aspen Small Company Value Portfolio..........    49  11.03      541      0.00%      6.92%
   Lord Abbett America's Value Portfolio..............    49  10.73      528      2.14%      4.91%
   Lord Abbett Bond Debenture Portfolio...............    50  10.37      519      5.44%      2.49%
   Lord Abbett Growth and Income Portfolio............   816  10.79    8,797      0.97%      5.31%
   Lord Abbett Mid Cap Value Portfolio................    49  11.35      558      1.14%      9.08%
   T. Rowe Price Blue Chip Growth Portfolio...........    49  11.34      559      0.11%      9.01%
   T. Rowe Price Equity Income Portfolio II...........    49  10.65      525      1.66%      4.37%
   T. Rowe Price Health Sciences Portfolio II.........    49  12.30      604      0.00%     15.46%
   T. Rowe Price Personal Strategy Balanced Portfolio.   510  10.89    5,549      0.89%      5.98%
   Vanguard Mid Cap Index Portfolio/1/................    46  11.79      539      0.00%     12.03%
   Vanguard REIT Index Portfolio/1/...................    45  11.41      516      0.00%      9.48%
   Vanguard Total Bond Market Index Portfolio/1/......    50   9.98      496      0.00%     -0.13%
   Vanguard Total Stock Market Index Portfolio/1/.....    95  11.09    1,052      0.00%      7.33%
   Vanguard Small Company Growth Portfolio/1/.........    45  11.76      533      0.00%     11.83%
   Vanguard Capital Growth Portfolio/1/...............    48  11.51      551      0.00%     10.15%

--------
1 In addition to the coverage charges, a fund facilitation fee of 0.20% is levied making the total expense ratio 2.20%.

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                         Investment
                                                       Unit                Income     Total
                                                Units  Value  Net Assets   Ratio*   Return***
                                               ------- ------ ---------- ---------- ---------
Year ended December 31, 2004
Clarity Variable Annuity
1.25% Expense Ratio**
   IMSF Balanced..............................  81,557 $14.95 $1,219,083    1.89%     18.84%
   IMSF Growth and Income..................... 164,087  15.77  2,587,825    0.02%     11.21%
   IMSF Large Cap Value.......................  50,495  12.68    640,073    1.52%     14.34%
   IMSF Small Cap Equity......................  42,241  12.74    537,937    0.00%      9.54%
   IMSF Large Cap Growth......................  47,813   9.48    453,362    0.00%     -3.17%
   IMSF Intermediate Fixed Income............. 148,593  13.58  2,017,365    3.77%      3.19%
   IMSF Mid Cap Equity........................  43,901  17.13    752,130    0.05%     15.43%
   IMSF Money Market..........................  38,731  11.40    441,520    0.81%     -0.44%
   IMSF Global Fixed Income...................  23,428  13.26    310,533    0.00%      2.47%
   Dreyfus Stock Index Fund...................  81,370   9.81    798,593    1.81%      9.24%
   Dreyfus Disciplined Stock Portfolio........  23,476   8.92    209,309    1.40%      6.57%
   AIM VI--High Yield Fund....................  16,794  10.76    180,726    2.92%      5.28%
   AIM VI--Core Stock Fund....................  34,729  10.50    364,590    0.90%      2.94%
   Lazard Retirement Small Cap Portfolio......  52,760  18.15    957,578    0.00%     13.44%
   American Century VP Income and Growth
     Fund.....................................  36,063  10.55    380,621    1.32%     11.52%
   American Century VP Value Fund.............  79,064  15.77  1,247,050    0.98%     12.88%
   Alger American Growth Portfolio............  60,021   6.67    400,283    0.00%      4.22%
   Alger American Mid Cap Growth Portfolio.... 156,783  10.07  1,578,852    0.00%     11.64%
   Alger American Leveraged AllCap Portfolio.. 104,432   6.08    635,449    0.00%      6.67%
   Fidelity VIP Overseas Portfolio............  70,031   8.14    570,089    1.04%     11.97%
   Fidelity VIP Growth Portfolio..............  80,590   6.33    510,082    0.14%      1.77%
   Fidelity VIP II Contrafund Portfolio.......  31,383  10.48    328,769    0.19%     13.79%
   Janus Aspen International Growth Portfolio.  43,667  16.98    741,462    0.90%     17.51%
1.45% Expense Ratio**
   IMSF Balanced..............................  15,513  14.84    230,210    1.89%     18.53%
   IMSF Growth and Income.....................   5,167  12.22     63,147    0.02%     10.99%
   IMSF Large Cap Value.......................  11,049  12.59    139,107    1.52%     14.14%
   IMSF Small Cap Equity......................   1,515   9.80     14,853    0.00%      9.25%
   IMSF Large Cap Growth......................     382   5.49      2,096    0.00%     -3.35%
   IMSF Intermediate Fixed Income.............  16,820  13.03    219,221    3.77%      2.92%
   IMSF Mid Cap Equity........................     741  15.76     11,684    0.05%     15.20%
   IMSF Money Market..........................   6,843  10.52     72,002    0.81%     -0.66%
   IMSF Global Fixed Income...................   5,611  12.36     69,378    0.00%      2.15%
   Dreyfus Stock Index Fund...................  16,843   8.17    137,596    1.81%      9.08%
   Dreyfus Disciplined Stock Portfolio........   2,587   7.56     19,551    1.40%      6.33%
   AIM VI--High Yield Fund....................   2,192  10.75     23,555    2.92%      5.22%
   AIM VI--Core Stock Fund....................      --   9.18         --    0.90%      2.80%
   Lazard Retirement Small Cap Portfolio......   2,983  17.33     51,710    0.00%     13.19%
   American Century VP Income and Growth
     Fund.....................................   5,225   8.98     46,907    1.32%     11.41%

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                        Investment
                                                      Unit                Income     Total
                                               Units  Value  Net Assets   Ratio*   Return***
                                               ------ ------ ---------- ---------- ---------
1.45% Expense Ratio** (Continued)
   American Century VP Value Fund.............  4,957 $15.97  $79,158      0.98%     12.70%
   Alger American Growth Portfolio............ 13,324   6.61   88,064      0.00%      3.93%
   Alger American Mid Cap Growth Portfolio....  8,210   9.98   81,937      0.00%     11.38%
   Alger American Leveraged AllCap Portfolio..  2,366   6.03   14,268      0.00%      6.73%
   Fidelity VIP Overseas Portfolio............  3,000   8.07   24,206      1.04%     11.77%
   Fidelity VIP Growth Portfolio..............    452   6.27    2,835      0.14%      1.62%
   Fidelity VIP II Contrafund Portfolio.......    810  10.38    8,410      0.19%     13.44%
   Janus Aspen International Growth Portfolio.  1,646  16.92   27,855      0.90%     17.26%
Year ended December 31, 2004
Clarity 2+2 Variable Annuity
1.75% Expense Ratio**
   IMSF Balanced..............................  1,612  10.89   17,575      1.89%      5.04%
   IMSF Growth and Income.....................     --  11.01       --      0.02%      5.72%
   IMSF Large Cap Value.......................     16  11.33      183      1.52%      7.54%
   IMSF Small Cap Equity......................     --  10.78       --      0.00%      4.42%
   IMSF Large Cap Growth......................     --   9.95       --      0.00%     -0.28%
   IMSF Intermediate Fixed Income.............  7,929  10.40   82,584      3.77%      2.27%
   IMSF Mid Cap Equity........................     --  11.19       --      0.05%      6.74%
   IMSF Money Market..........................     --   9.95       --      0.81%     -0.28%
   IMSF Global Fixed Income...................    249  10.28    2,568      0.00%      1.59%
   Dreyfus Stock Index Fund...................  1,648  10.76   17,766      1.81%      4.31%
   Dreyfus Disciplined Stock Portfolio........     --  10.71       --      1.40%      4.02%
   AIM VI--High Yield Fund....................     17  11.00      183      2.92%      5.67%
   AIM VI--Core Stock Fund....................     --  10.48       --      0.90%      2.72%
   Lazard Retirement Small Cap Portfolio......     --  11.13       --      0.00%      6.40%
   American Century VP Income and Growth Fund.     33  10.95      365      1.32%      5.38%
   American Century VP Value Fund.............     --  10.87       --      0.98%      4.93%
   Alger American Growth Portfolio............     --  11.05       --      0.00%      5.95%
   Alger American Mid Cap Growth Portfolio....     --  10.35       --      0.00%      1.98%
   Alger American Leveraged AllCap Portfolio..     --  10.36       --      0.00%      2.04%
   Fidelity VIP Overseas Portfolio............     --  11.22       --      1.04%      6.91%
   Fidelity VIP Growth Portfolio..............     --  10.28       --      0.14%      1.59%
   Fidelity VIP II Contrafund Portfolio.......     --  10.95       --      0.19%      5.38%
   Janus Aspen International Growth Portfolio.     --  12.05       --      0.90%     11.62%
2.00% Expense Ratio**
   IMSF Balanced..............................     --  10.90       --      1.89%      5.10%
   IMSF Growth and Income.....................    293  11.02    3,230      0.02%      5.78%
   IMSF Large Cap Value.......................     --  11.34       --      1.52%      7.59%
   IMSF Small Cap Equity......................     --  10.80       --      0.00%      4.53%
   IMSF Large Cap Growth......................     --   9.96       --      0.00%     -0.23%
   IMSF Intermediate Fixed Income.............    740  10.42    7,695      3.77%      2.38%
   IMSF Mid Cap Equity........................     --  11.21       --      0.05%      6.86%
   IMSF Money Market..........................     --   9.96       --      0.81%     -0.23%

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                         Investment
                                                       Unit                Income     Total
                                                Units  Value  Net Assets   Ratio*   Return***
                                               ------- ------ ---------- ---------- ---------
2.00% Expense Ratio** (Continued)
   IMSF Global Fixed Income...................     301 $10.30 $    3,095    0.00%      1.70%
   Dreyfus Stock Index Fund...................      --  10.78         --    1.81%      4.42%
   Dreyfus Disciplined Stock Portfolio........      --  10.73         --    1.40%      4.14%
   AIM VI--High Yield Fund....................      --  11.01         --    2.92%      5.72%
   AIM VI--Core Stock Fund....................      --  10.50         --    0.90%      2.83%
   Lazard Retirement Small Cap Portfolio......     443  11.15      4,935    0.00%      6.52%
   American Century VP Income and Growth
     Fund.....................................      --  10.96         --    1.32%      5.44%
   American Century VP Value Fund.............     445  10.88      4,840    0.98%      4.99%
   Alger American Growth Portfolio............      --  11.07         --    0.00%      6.06%
   Alger American Mid Cap Growth Portfolio....      --  10.37         --    0.00%      2.10%
   Alger American Leveraged AllCap Portfolio..      --  10.37         --    0.00%      2.10%
   Fidelity VIP Overseas Portfolio............     294  11.24      3,299    1.04%      7.03%
   Fidelity VIP Growth Portfolio..............     465  10.29      4,780    0.14%      1.64%
   Fidelity VIP II Contrafund Portfolio.......      --  10.97         --    0.19%      5.50%
   Janus Aspen International Growth Portfolio.      --  12.06         --    0.90%     11.67%
Year ended December 31, 2003
Clarity Variable Annuity
1.25% Expense Ratio**
   IMSF Balanced..............................  80,421  12.58  1,011,891    2.35%     34.88%
   IMSF Growth and Income..................... 156,606  14.18  2,221,063    0.93%     30.19%
   IMSF Large Cap Value.......................  50,933  11.09    564,714    1.32%     22.05%
   IMSF Small Cap Equity......................  45,851  11.63    533,368    0.00%     42.12%
   IMSF Large Cap Growth......................  52,691   9.79    516,015    0.12%     25.33%
   IMSF Intermediate Fixed Income............. 158,900  13.16  2,090,466    3.90%      3.79%
   IMSF Mid Cap Equity........................  48,438  14.84    718,627    0.17%     33.91%
   IMSF Money Market..........................  42,006  11.45    480,808    0.63%     -0.57%
   IMSF Global Fixed Income...................  20,267  12.94    262,303    0.00%      3.54%
   Dreyfus Stock Index Fund...................  85,364   8.98    766,759    1.58%     26.77%
   Dreyfus Disciplined Stock Portfolio........  22,385   8.37    187,356    0.92%     22.00%
   INVESCO VIF--High Yield Fund...............  18,365   9.50    174,427    5.79%     23.49%
   INVESCO VIF--Core Equity Fund..............  37,953  10.20    387,045    1.28%     21.08%
   Lazard Retirement Small Cap Portfolio......  57,261  16.00    916,001    0.00%     35.52%
   American Century VP Income and Growth
     Fund.....................................  34,362   9.46    325,015    1.38%     27.74%
   American Century VP Value Fund.............  78,882  13.97  1,101,932    1.14%     27.36%
   Alger American Growth Portfolio............  73,391   6.40    469,796    0.00%     33.48%
   Alger American Mid Cap Growth Portfolio.... 171,879   9.02  1,550,457    0.00%     45.95%
   Alger American Leveraged AllCap Portfolio.. 111,414   5.70    634,531    0.00%     33.05%
   Fidelity VIP Overseas Portfolio............  71,226   7.27    518,145    0.53%     41.26%
   Fidelity VIP Growth Portfolio..............  83,685   6.22    520,108    0.12%     30.89%
   Fidelity VIP II Contrafund Portfolio.......  25,801   9.21    237,674    0.33%     26.61%
   Janus Aspen International Growth Portfolio.  46,792  14.45    676,370    1.16%     33.41%

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                         Investment
                                                       Unit                Income     Total
                                                Units  Value  Net Assets   Ratio*   Return***
                                               ------- ------ ---------- ---------- ---------
1.45% Expense Ratio**
   IMSF Balanced..............................   8,031 $12.52 $  100,517    2.35%     34.61%
   IMSF Growth and Income.....................   8,161  11.01     89,875    0.93%     29.93%
   IMSF Large Cap Value.......................  12,264  11.03    135,318    1.32%     21.81%
   IMSF Small Cap Equity......................   1,518   8.97     13,619    0.00%     41.84%
   IMSF Large Cap Growth......................   1,480   5.68      8,411    0.12%     25.08%
   IMSF Intermediate Fixed Income.............  28,411  12.66    359,542    3.90%      3.59%
   IMSF Mid Cap Equity........................   3,031  13.68     41,455    0.17%     33.64%
   IMSF Money Market..........................   8,649  10.59     91,551    0.63%     -0.77%
   IMSF Global Fixed Income...................   5,897  12.10     71,326    0.00%      3.33%
   Dreyfus Stock Index Fund...................  16,793   7.49    125,811    1.58%     26.51%
   Dreyfus Disciplined Stock Portfolio........   2,589   7.11     18,404    0.92%     21.75%
   INVESCO VIF--High Yield Fund...............   2,842   8.75     24,871    5.79%     23.24%
   INVESCO VIF--Core Equity Fund..............      --     --         --     N/A      20.84%
   Lazard Retirement Small Cap Portfolio......   5,035  15.31     77,079    0.00%     35.24%
   American Century VP Income and Growth
     Fund.....................................   6,015   8.06     48,496    1.38%     27.49%
   American Century VP Value Fund.............   6,523  14.17     92,445    1.14%     27.10%
   Alger American Growth Portfolio............  13,999   6.36     88,988    0.00%     33.21%
   Alger American Mid Cap Growth Portfolio....   8,548   8.96     76,572    0.00%     45.66%
   Alger American Leveraged AllCap Portfolio..   4,095   5.65     23,157    0.00%     32.78%
   Fidelity VIP Overseas Portfolio............   2,874   7.22     20,761    0.53%     40.98%
   Fidelity VIP Growth Portfolio..............   1,279   6.17      7,897    0.12%     30.63%
   Fidelity VIP II Contrafund Portfolio.......     584   9.15      5,342    0.33%     26.35%
   Janus Aspen International Growth Portfolio.   3,969  14.43     57,280    1.16%     33.24%
Year ended December 31, 2002
Clarity Variable Annuity
1.25% Expense Ratio**
   IMSF Balanced..............................  89,673   9.33    836,465    2.67%    -14.55%
   IMSF Growth and Income..................... 154,821  10.90  1,686,861    0.70%    -19.31%
   IMSF Large Cap Value.......................  52,135   9.09    473,686    0.93%    -12.72%
   IMSF Small Cap Equity......................  49,038   8.18    401,376    0.00%    -25.72%
   IMSF Large Cap Growth......................  47,511   7.81    371,229    0.00%    -29.37%
   IMSF Intermediate Fixed Income............. 190,416  12.68  2,413,527    4.47%      6.12%
   IMSF Mid Cap Equity........................  48,503  11.08    537,410    0.22%    -14.58%
   IMSF Money Market..........................  47,974  11.51    552,283    1.55%      0.21%
   IMSF Global Fixed Income...................  21,144  12.50    264,302    2.03%      5.64%
   Berger IPT International...................  69,441   8.38    581,702    3.41%    -22.29%
   Dreyfus Stock Index Fund...................  89,135   7.09    631,558    1.38%    -23.32%
   Dreyfus Disciplined Stock Portfolio........  22,311   6.86    153,071    0.72%    -23.57%
   INVESCO VIF High Yield Portfolio...........  22,583   7.69    173,704   11.09%     -2.53%
   INVESCO VIF Core Equity Portfolio..........  37,332   8.42    314,445    1.51%    -20.11%
   Lazard Retirement Small Cap Portfolio......  62,297  11.80    735,376    0.00%    -18.70%
   American Century VP Income and Growth......  33,781   7.40    250,118    1.09%    -20.37%

                        RBC VARIABLE ANNUITY ACCOUNT A

                                                                        Investment
                                                      Unit                Income     Total
                                               Units  Value  Net Assets   Ratio*   Return***
                                              ------- ------ ---------- ---------- ---------
1.25% Expense Ratio** (Continued)
   American Century VP Value.................  80,501 $10.97 $  882,974    0.62%    -13.71%
   Alger American Growth Portfolio...........  71,614   4.80    343,428    0.04%    -33.82%
   Alger American Mid Cap Growth Portfolio... 168,723   6.18  1,042,753    0.00%    -30.42%
   Alger American Leveraged AllCap Portfolio. 113,606   4.28    486,278    0.01%    -34.73%
   Fidelity VIP Overseas Portfolio...........  70,996   5.15    365,610    0.70%    -21.45%
   Fidelity VIP Growth Portfolio.............  80,094   4.75    380,294    0.10%    -31.17%
   Fidelity VIP II Contrafund Portfolio......  25,619   7.28    186,399    0.57%    -10.72%
1.45% Expense Ratio**
   IMSF Balanced.............................   5,201   9.30     48,356    2.67%    -14.73%
   IMSF Growth and Income....................   6,637   8.48     56,263    0.70%    -19.47%
   IMSF Large Cap Value......................  12,551   9.06    113,719    0.93%    -12.89%
   IMSF Small Cap Equity.....................   2,048   6.33     12,955    0.00%    -25.87%
   IMSF Large Cap Growth.....................   1,567   4.54      7,118    0.00%    -29.51%
   IMSF Intermediate Fixed Income............  13,710  12.22    167,489    4.47%      5.90%
   IMSF Mid Cap Equity.......................   1,807  10.24     18,498    0.22%    -14.76%
   IMSF Money Market.........................  32,461  10.67    346,282    1.55%      0.01%
   IMSF Global Fixed Income..................   3,222  11.71     37,723    2.03%      5.43%
   Berger IPT International..................   9,674   5.40     52,200    3.41%    -22.44%
   Dreyfus Stock Index Fund..................  16,709   5.92     98,943    1.38%    -23.48%
   Dreyfus Disciplined Stock Portfolio.......   2,524   5.84     14,738    0.72%    -23.72%
   INVESCO VIF High Yield Portfolio..........     560   7.09      3,973   11.09%     -2.72%
   INVESCO VIF Core Equity Portfolio.........      --     --         --    1.51%    -20.27%
   Lazard Retirement Small Cap Portfolio.....   2,812  11.32     31,824    0.00%    -18.87%
   American Century VP Income and Growth.....   6,432   6.32     40,676    1.09%    -20.53%
   American Century VP Value.................   2,526  11.15     28,169    0.62%    -13.88%
   Alger American Growth Portfolio...........  16,638   4.77     79,390    0.04%    -33.95%
   Alger American Mid Cap Growth Portfolio...   5,947   6.15     36,568    0.00%    -30.55%
   Alger American Leveraged AllCap Portfolio.   4,045   4.26     17,227    0.01%    -34.86%
   Fidelity VIP Overseas Portfolio...........   2,942   5.13     15,078    0.70%    -21.61%
   Fidelity VIP Growth Portfolio.............   1,217   4.73      5,751    0.10%    -31.30%
   Fidelity VIP II Contrafund Portfolio......     585   7.24      4,236    0.57%    -10.90%

--------
  *These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
 **These ratios represent the annualized contract expenses of the separate account, which consists of the coverage charge. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
***These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable. See Note 1.

                        RBC VARIABLE ANNUITY ACCOUNT A

                  NOTES TO FINANCIAL STATEMENTS--(Concluded)


7. Subsequent Events

   The Boards of Trustees of Dreyfus Variable Investment Fund ("DVIF") and Dreyfus Investment Portfolios ("DIP") approved plans to liquidate the Disciplined Stock Portfolio of DVIF and the Emerging Leaders Portfolio of DIP. The liquidations are expected to occur on or about April 30, 2007. The policy owners of these two portfolios will be given the opportunity to reallocate their investments to other investment options available under their policy. If no transfer is made, policy owner monies in the liquidated portfolios will be reallocated to the Fidelity VIP Money Market Portfolio when the portfolios are liquidated.

                                  * * * * * *

                        Liberty Life Insurance Company

            Statutory Basis Financial Statements as of and for the
                    Years Ended December 31, 2006 and 2005,
                       and Independent Auditors' Report

                        LIBERTY LIFE INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                                                 Page
                                                                                               --------
Independent Auditors' Report..................................................................      F-1

Statutory-Basis Financial Statements as of and for the years ended December 31, 2006 and 2005:

   Statements of Admitted Assets, Liabilities and Surplus.....................................  F-2-F-3

   Statements of Income.......................................................................      F-4

   Statements of Changes in Capital and Surplus...............................................      F-5

   Statements of Cash Flows...................................................................      F-6

   Notes to Financial Statements--Statutory Basis............................................. F-7-F-40

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Liberty Life Insurance Company
Greenville, South Carolina

   We have audited the accompanying statements of admitted assets, liabilities, and surplus--statutory basis of Liberty Life Insurance Company (the "Company"), a wholly owned subsidiary of Royal Bank of Canada, as of December 31, 2006 and 2005, and the related statements of income--statutory basis, changes in capital and surplus--statutory basis, and cash flows--statutory basis for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. As described in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of the Company and Business Men's Assurance Company of America, which has been accounted for as a statutory merger.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the South Carolina Department of Insurance, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 or 2005, or the results of its operations or its cash flows for the years then ended.

   However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Liberty Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

April 25, 2007

                        LIBERTY LIFE INSURANCE COMPANY

                        STATEMENTS OF ADMITTED ASSETS,

                   LIABILITIES AND SURPLUS--STATUTORY BASIS

                       As of December 31, 2006 and 2005
                                (In thousands)

                                                                                                    2006       2005
                                                                                                 ---------- ----------
Admitted Assets
Cash and Invested Assets:
   Bonds........................................................................................ $2,742,404 $2,717,243
   Preferred stocks.............................................................................      2,630      2,960
   Common stocks................................................................................     87,749     68,584
   Mortgage loans...............................................................................    549,542    575,199
   Real estate--property held for sale..........................................................        513     16,725
   Policy loans.................................................................................    108,308    109,571
   Cash and short-term investments..............................................................    129,979     90,031
   Other invested assets........................................................................     23,666     22,847
   Receivables for securities...................................................................        469        225
                                                                                                 ---------- ----------
      Total cash and invested assets............................................................  3,645,260  3,603,385
Deferred and uncollected premiums--less loading ($(268) and $107 in 2006 and 2005, respectively)      4,660      5,232
Accident and health premiums due and unpaid.....................................................      7,433      7,942
Reinsurance balances recoverable................................................................     11,388      6,668
Accrued investment income.......................................................................     28,516     28,428
Receivable from affiliates......................................................................         87        677
Cash value of company-owned insurance...........................................................     20,962     19,666
Deferred tax asset--net.........................................................................     16,398     25,912
Other admitted assets...........................................................................      2,491      2,725
Separate account assets.........................................................................     33,751     35,152
                                                                                                 ---------- ----------
Total........................................................................................... $3,770,946 $3,735,787
                                                                                                 ========== ==========

                        LIBERTY LIFE INSURANCE COMPANY

                        STATEMENTS OF ADMITTED ASSETS,

             LIABILITIES AND SURPLUS--STATUTORY BASIS--(Concluded)

                       As of December 31, 2006 and 2005
                                (In thousands)

                                                                             2006        2005
                                                                          ----------  ----------
Liabilities and Capital and Surplus
Liabilities:
  Policy and contract liabilities:
   Life and annuity reserves............................................. $3,236,953  $3,189,179
   Accident and health active life reserves..............................     31,161      30,092
   Accident and health claim reserves....................................      2,774       3,195
   Policyholders' funds left on deposit..................................     29,962      32,935
   Policy and contract claims payable....................................     31,488      23,216
   Provision for experience rating refunds...............................      6,290       6,085
   Reinsurance payable...................................................      1,741          --
   Interest maintenance reserve..........................................         --       6,063
   Other policyholders' funds............................................      3,938       4,169
                                                                          ----------  ----------
      Total policy and contract liabilities..............................  3,344,307   3,294,934
   Accrued insurance expenses............................................     25,391      36,122
   Net transfers to separate accounts due or accrued.....................     (1,167)     (5,411)
   Federal income taxes payable..........................................        109          89
   Amounts withheld by Company as agent..................................      3,396       3,593
   Asset valuation reserve...............................................     31,298      34,369
   Liability for benefits for employees and agents.......................     34,832      35,601
   Liability for escheat funds...........................................      6,665       6,261
   Dividends to stockholders declared and unpaid.........................      6,125       6,125
   Deferred gain on sale of building.....................................      5,073          --
   Payable to affiliates.................................................      3,750         770
   Other liabilities.....................................................      8,912      13,244
   Separate account liabilities..........................................     33,751      35,152
                                                                          ----------  ----------
      Total liabilities..................................................  3,502,442   3,460,849
Capital and Surplus:
   Common stock, $1 par value per share--authorized, 24,000,000 shares;
    issued and outstanding, 9,920,000 shares.............................      9,920       9,920
   Additional paid-in surplus............................................    151,770     151,770
   Surplus note..........................................................     57,000      57,000
   Unassigned surplus....................................................     49,814      56,248
                                                                          ----------  ----------
      Total capital and surplus..........................................    268,504     274,938
                                                                          ----------  ----------
Total.................................................................... $3,770,946  $3,735,787
                                                                          ==========  ==========

              See notes to financial statements--statutory basis.

                        LIBERTY LIFE INSURANCE COMPANY

                     STATEMENTS OF INCOME--STATUTORY BASIS

                For the years ended December 31, 2006 and 2005
                                (In thousands)

                                                                                                               2006      2005
                                                                                                             --------  --------
Premiums and other revenues:
   Life and annuity premiums................................................................................ $412,889  $511,950
   Accident and health premiums.............................................................................   48,936    52,287
   Net investment income....................................................................................  201,155   200,942
   Commission and expense allowances on reinsurance ceded...................................................   18,443     8,316
   Amortization of interest maintenance reserve.............................................................       93       535
   Other income.............................................................................................    3,445     4,197
                                                                                                             --------  --------
      Total premiums and other revenues.....................................................................  684,961   778,227
Benefits and other deductions:
   Life and annuity benefits................................................................................  447,272   388,216
   Accident and health benefits.............................................................................   15,502    13,936
   Increase in reserves.....................................................................................   34,681   175,115
   Commissions..............................................................................................   70,415    81,932
   Commission and expense allowances on reinsurance assumed.................................................    2,341     2,916
   General insurance expenses...............................................................................   87,217    84,223
   Insurance taxes, licenses, and fees......................................................................    8,639     9,835
   Decrease in loading and cost of collection on deferred and uncollected premiums..........................     (375)     (137)
   Net transfers from separate accounts.....................................................................   (1,691)  (10,686)
                                                                                                             --------  --------
      Total benefits and other deductions...................................................................  664,001   745,350
                                                                                                             --------  --------
Gain from operations before dividends to policyholders, federal income taxes, and net realized capital gains
 (losses)...................................................................................................   20,960    32,877
Dividends to policyholders..................................................................................    1,166     1,154
                                                                                                             --------  --------
Gain from operations before federal income taxes and net realized capital gains (losses)....................   19,794    31,723
Federal income taxes........................................................................................       27    (1,098)
                                                                                                             --------  --------
Gain from operations before net realized capital gains (losses).............................................   19,767    32,821
Net realized capital gains (losses).........................................................................      221      (395)
                                                                                                             --------  --------
Net income.................................................................................................. $ 19,988  $ 32,426
                                                                                                             ========  ========

              See notes to financial statements--statutory basis.

                        LIBERTY LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS

                For the years ended December 31, 2006 and 2005
                                (In thousands)

                                                                                                                2006      2005
                                                                                                              --------  --------
Capital and surplus prior year............................................................................... $274,938  $273,546

Changes in capital and surplus:
   Net income................................................................................................   19,988    32,426
   Change in net unrealized capital gains (net of taxes of $3,631 and $292, in 2006 and 2005, respectively)..    6,743      (542)
   Decrease in deferred income tax...........................................................................   (8,289)   (4,897)
   Decrease in nonadmitted assets............................................................................    8,816       966
   Decrease in liability for reinsurance in unauthorized companies...........................................        9        86
   Decrease (increase) in reserve on account of change in valuation basis....................................      668    (7,461)
   Decrease (increase) in asset valuation reserve............................................................    3,071      (479)
   Dividends to stockholder..................................................................................  (37,250)  (18,375)
   Decrease in surplus as a result of reinsurance............................................................     (190)     (332)
                                                                                                              --------  --------
      Net change in capital and surplus for the year.........................................................   (6,434)    1,392
                                                                                                              --------  --------
Total capital and surplus at end of year..................................................................... $268,504  $274,938
                                                                                                              ========  ========

              See notes to financial statements--statutory basis.

                        LIBERTY LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS--STATUTORY BASIS

                For the years ended December 31, 2006 and 2005
                                (In thousands)

                                                                                  2006       2005
                                                                               ---------  ---------
Cash flows from operating activities:
   Premiums, policy proceeds, and other considerations........................ $ 477,230  $ 567,073
   Net investment income......................................................   199,300    200,160
   Commission and expense allowances..........................................    18,360      8,575
   Benefits...................................................................  (457,496)  (402,175)
   Insurance expenses.........................................................  (172,761)  (176,913)
   Other, net.................................................................     3,255      4,078
   Dividends to policyholders.................................................    (1,187)      (990)
   Transfers from separate accounts...........................................     5,935     10,615
   Federal income taxes (paid) recovered......................................        (7)     3,054
                                                                               ---------  ---------
      Net cash provided by operating activities...............................    72,629    213,477

Cash flows from investment activities:
   Proceeds from sales, maturities, or repayments of investments:
   Bonds......................................................................   194,316    330,481
   Preferred stock............................................................       516      3,493
   Common stock...............................................................     4,130     35,086
   Mortgage loans.............................................................    94,315    105,253
   Real estate................................................................    21,650         20
   Other......................................................................     5,759     19,285
                                                                               ---------  ---------
      Total proceeds from sales, maturities, or repayments of investments.....   320,686    493,618

Cost of investments acquired:
   Bonds......................................................................  (224,046)  (621,511)
   Preferred stock............................................................        --     (2,028)
   Common stock...............................................................   (12,626)   (38,727)
   Mortgage loans.............................................................   (68,714)   (95,114)
   Real estate................................................................       (41)       (86)
   Other......................................................................    (1,109)   (16,864)
                                                                               ---------  ---------
      Total cost of investments acquired......................................  (306,536)  (774,330)
                                                                               ---------  ---------
      Net cash provided by (used in) investment activities....................    14,150   (280,712)
Cash flows from financing and miscellaneous activities:
   Dividend paid to stockholders..............................................   (37,250)   (12,250)
   Net (withdrawals) deposits on deposit-type contracts.......................    (3,290)     2,170
   Other applications--net....................................................    (6,291)    (7,213)
                                                                               ---------  ---------
      Net cash used in financing and miscellaneous activities.................   (46,831)   (17,293)
                                                                               ---------  ---------
Net increase (decrease) in cash and short-term investments....................    39,948    (84,528)
Cash and short-term investments--beginning of year............................    90,031    174,559
                                                                               ---------  ---------
Cash and short-term investments--end of year.................................. $ 129,979  $  90,031
                                                                               =========  =========

              See notes to financial statements--statutory basis.

                        LIBERTY LIFE INSURANCE COMPANY

                NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS

           As of and for the years ended December 31, 2006 and 2005

1. Nature of Operations, Accounting Changes, and Significant Accounting Policies

   Nature of Operations--Liberty Life Insurance Company (the "Company" or "LLIC") is domiciled in South Carolina and is a wholly owned subsidiary of Royal Bank of Canada ("RBC") through RBC's indirect wholly owned subsidiary, RBC Insurance Holdings (USA), Inc. ("RBCIH"), a Delaware holding company. The Company is licensed in 49 states and the District of Columbia and has three primary marketing divisions. The Company's Agency division markets various life insurance products to individuals including individual life, health, and interest sensitive whole life products. This division's primary market is in the Southeast. The Company's Direct Marketing division primarily markets term life, accident, and disability insurance designed to pay a residential mortgage balance upon the death or disability of the insured. This division markets through brokers and financial institutions across the country. The Company's Independent Distribution division markets a diversified portfolio of individual and investment products primarily distributed through a nationwide network of national marketing organizations and independent brokers.

   Statutory Merger--Liberty Life Insurance Company (NAIC # 65323) ( the "Predecessor Company") merged with and into its subsidiary, Business Men's Assurance Company of America ("BMA") on June 30, 2006, with the surviving entity being BMA.

   The following transactions occurred which effectively merged LLIC into BMA:

  . RBCIH contributed shares of the Predecessor Company to BMA in exchange for newly issued shares of BMA.

  . 5,114,112 outstanding shares of $1 par value BMA stock and 992 shares of $10,000 par value Predecessor Company stock were canceled.

  . BMA issued 9,920,000 shares of $1 par value stock to RBCIH with a total value of $161.7 million.

  .   BMA then changed its name to Liberty Life Insurance Company.

   Prior year amounts have been adjusted to reflect comparative merged company financial statements. The statutory merger method of accounting was used to reflect the merger which requires that the balance sheets, statements of income, statements of capital and surplus and statements of cash flows of the Predecessor Company and BMA be combined and restated as of January 1, 2005. Elimination of the beginning investment in subsidiary and related goodwill, reported as a write-in for gains and losses in surplus in the annual statement, have been reported as an adjustment to December 31, 2004 capital and surplus balance in the audited financial statements as follows:

Capital and surplus at 12/31/04, as reported in the annual statement. $ 444,421
Elimination of investment in subsidiary..............................  (146,395)
Write-off net admitted goodwill......................................   (24,480)
                                                                      ---------
Capital and surplus at 12/31/04, as reported in the audited financial statements......................................................... $ 273,546
                                                                      =========

   Basis of Presentation--The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the South Carolina Department of Insurance ("SCDOI"). The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital. The state of South Carolina has adopted the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual.

                        LIBERTY LIFE INSURANCE COMPANY

1. Nature of Operations, Accounting Changes, and Significant Accounting Policies (Continued)

Such practices vary in some respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant variances from GAAP are as follows:

   Investments--Investments in bonds, common stocks and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale. Fair values of certain investments in bonds and stocks are based on values specified by the NAIC rather than actual or estimated market values. Real estate owned by the Company is included in investments rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties until sold on June 20, 2006. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. Such allowances are based on the present value of estimated future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Derivatives--The Company issues equity indexed annuity contracts whereby the contractholder's crediting rate is indexed to the overall performance of a market index, either the Dow Jones Industrial Average or the S&P 500. The company manages this risk by reinsuring the option risk that pays the interest credited to the contracts. The Company accounts for these contracts as reinsurance presenting the contract liability net of reinsurance. Payments to the reinsurer are recognized as a reduction of premiums.

   Under GAAP, the Company would be required to account for these contracts separately, including bifurcation of the embedded derivative in the annuity contract. These contracts would then be marked to fair market value with changes in the market value charged to income.

   Valuation Reserves--Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands; that net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying statements of admitted assets, liabilities and surplus. The Company's IMR at December 31, 2006 was an asset balance of approximately $2,190,000 which was nonadmitted in accordance with prescribed accounting practices. At December 31, 2005, the Company had a liability balance of $6,063,000. Realized capital gains and losses are reported in income net of tax and transfers to the IMR.

                        LIBERTY LIFE INSURANCE COMPANY

1. Nature of Operations, Accounting Changes, and Significant Accounting Policies (Continued)


   The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and an impairment is recorded when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to income.

   Policy Acquisition Costs--The costs of acquiring and renewing business, such as first year commissions and certain underwriting and issue expenses, are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets--Certain assets are designated as nonadmitted and excluded from the statutory financial statements. These assets include receivables from agents and bills receivable, electronic data processing equipment, capitalized software, the asset balance of the IMR, furniture and equipment and prepaid pension cost. Changes to nonadmitted assets are charged directly to unassigned surplus.

   Premiums--Revenues for universal life and interest sensitive policies consist of the entire premium rather than only policy charges.

   Benefit Reserves--Certain policy reserves are calculated based on statutorily required interest and mortality assumptions and methods promulgated by the SCDOI rather than on estimated expected mortality, interest and withdrawal experience at the time of issue as is required under GAAP for traditional policies or at account value for interest-sensitive policies. Policy reserve increases or decreases caused by changes in valuation basis and certain amounts related to the acquisition or disposal of blocks of business or companies may be charged directly to statutory surplus.

   Universal Life Policies--Revenues for universal life policies consist of the entire premium received and benefits incurred represent the total of death benefits paid, cash surrenders, and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

   Reinsurance--Policy and contract liabilities are reported net of reinsured amounts, rather than gross as would be required by GAAP. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for reinsurance recoverable amounts deemed uncollectible would be established through a charge to earnings. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Employee Benefits--For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible would also be included.

                        LIBERTY LIFE INSURANCE COMPANY

1. Nature of Operations, Accounting Changes, and Significant Accounting Policies (Continued)


   Policyholder Dividends--Policyholder dividends are recognized when declared rather than over the term of the related policies.

   Statements of Cash Flows--Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

   Federal Income Tax--Deferred taxes are recorded based on temporary differences between the financial reporting and tax bases of assets and liabilities. However, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets. Changes in deferred taxes are charged to unassigned surplus. Under GAAP, changes in deferred taxes are recorded as part of the income tax provision.

   Comprehensive Income--Comprehensive income and its components are not presented in the statutory financial statements.

   Separate Accounts--The Company's guaranteed investment contracts ("GIC") are to be treated as a separate account. Under GAAP, the Company's GICs are included in the general account.

   Other significant accounting practices are as follows:

   Use of Estimates--The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying financial statements are unearned revenue reserves, assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities and accruals relating to legal and administrative proceedings.

   Investments--Bonds, preferred stocks, and common stocks are stated at values prescribed by the NAIC, as follows:

   Bonds not backed by other loans are reported at amortized cost or market value based on their NAIC rating. The discount or premium on bonds is amortized using the modified scientific method. For single-class and multiclass mortgage-backed/asset-backed securities, anticipated prepayments are considered when determining the amortization of discount or premium.

   Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are reviewed and adjusted periodically based on current prepayment assumptions using the retrospective method determined by the specific structure of the security owned.

   Redeemable and nonredeemable preferred stocks are reported at the lower of cost or amortized cost; however, those designated not to be in good standing are carried at market value as determined by the Securities Valuation Office of the NAIC ("SVO").

   Common stocks are reported at market value as determined by the SVO and the related unrealized gains and losses are reported in unassigned surplus, net of federal income taxes. Land is reported at cost and other real

                        LIBERTY LIFE INSURANCE COMPANY

1. Nature of Operations, Accounting Changes, and Significant Accounting Policies (Continued)

estate is reported at net depreciated cost, with depreciation calculated on a straight-line basis over the estimated useful lives of the properties.

   Mortgage loans are reported at unpaid principal balances, net of purchase discounts, premiums and allowance for impairments.

   Contract loans are reported at unpaid principal balances.

   Short-term investments include investments with maturities of less than one year at the date of acquisition.

   Changes in unrealized gains or losses on bonds, redeemable preferred stocks, mortgage loans, common stocks and nonredeemable preferred stocks are credited or charged directly to unassigned surplus, except with those securities with other-than-temporary impairment. A decline in a security's net realizable value that is other-than-temporary is treated as a realized loss in the statements of income--statutory basis and the cost basis of the security is reduced to its estimated fair value.

   Fair values of fixed maturity securities, as disclosed in Notes 2 and 11 in these financial statements, have been determined using quoted market prices, where available, and estimates of fair value for private placements and thinly-traded securities.

   Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

   Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued with amounts over 90 days past due is nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 or 2005.

   Furniture and Equipment--Nonadmitted data processing equipment and furniture and equipment are depreciated over 5 to 14 years using the straight-line method. Depreciation expense on furniture and equipment amounted to $2,283,000 in 2006 and $2,415,000 in 2005.

   In 2006 the Company discontinued its relationship with an organization marketing certain mortgage origination products. As a result of this change, the Company determined the value of the related system was no longer recoverable and recognized an impairment charge of $3,228,000 for the net book value of the system. This charge is included in general insurance expenses in the accompanying statements of income--statutory basis.

   Premiums and Related Commissions--Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the terms of the policies.

   Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

   Policy Reserves and Benefits--Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and

                        LIBERTY LIFE INSURANCE COMPANY

1. Nature of Operations, Accounting Changes, and Significant Accounting Policies (Continued)

valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the SCDOI. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force. For Debit-Ordinary substandard polices, reserves are calculated using the same interest rate as for standard policies but using multiples of standard rates of mortality. Extra premiums are charged according to underwriting classification. For Regular-Ordinary substandard policies, mean reserves are calculated by computing the regular mean reserve for the plan and adding one-half of the extra premium charge for the year to that reserve. At December 31, 2006, the Company had approximately $529,410,000 of insurance in force for which the gross premiums are less than the net premium according to the standard of valuation set by the State of South Carolina. Reserves of approximately $2,911,000 have been provided for this deficiency at December 31, 2006.

   Tabular interest, tabular less actual reserve released and tabular cost are determined by formula. Tabular interest on funds not involving life contingencies is determined from the basic data for the calculation of the fund balance.

   Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances plus additions for any interest guarantees in excess of valuation interest rates.

   Policy reserves for group life and health and accident insurance include claim reserves and unearned premiums. Claims reserves, including incurred but not reported claims, represent management's estimate of the ultimate liability associated with unpaid policy claims, based upon analysis of past experience. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

   Benefits Paid or Provided--Benefits paid or provided to policyholders and beneficiaries include claims paid during the period, an accrual for claims reported but not yet paid, and an accrual for claims incurred but not reported based on historical claims experience modified for expected future trends.

   Claims and Claim Adjustment Expenses--Claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006 and 2005. The reserves for unpaid claims and claim adjustment expenses are estimated using the individual case-basis valuations and statistical analyses. For disability policies, investment yields and morbidity rates are utilized in compliance with the NAIC's Model Regulation, "Minimum Reserve Standards for Individual and Group Health Insurance Contracts." All estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

   Reinsurance--Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, claim adjustment expenses and the reserves for policy and contract liabilities, claim adjustment expenses and unearned premiums are reported net of reinsured amounts.

                        LIBERTY LIFE INSURANCE COMPANY

1. Nature of Operations, Accounting Changes, and Significant Accounting Policies (Continued)


   Separate Accounts--The Company actively sells variable annuity and variable universal life products in its two separate accounts. The Company formerly sold insured GIC contracts. The final separate account GIC contract matured during 2006. The separate account assets are legally segregated and are not subject to claims which may arise from any other business of the Company.

   The assets and liabilities of the variable lines of business are reported at fair value since the underlying investment risks are assumed by the policy owners. Investment income and gains or losses arising from the variable lines of business accrue directly to the policy owners and are, therefore, not included in investment earnings in the accompanying statements of income--statutory basis. Separate account assets and liabilities for the variable lines of business totaled $33,751,000 and $30,485,000 at December 31, 2006 and 2005, respectively.

   The assets of the GIC line of business were maintained at an amount equal to the related liabilities. The assets related to the GIC line of business included bonds reported at amortized cost and loan-backed bonds and structured securities stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. The liabilities were reported at the original deposit amount plus accrued interest guaranteed to the contract holders. The net operating earnings of this product were included in the accompanying statements of income--statutory basis. Separate account assets and liabilities for the GIC line of business totaled $4,667,000 at December 31, 2005.

   Asset Valuation Reserve and IMR--The Company has established certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's holdings of mortgages, investments in real estate, bonds, stocks, and other invested assets. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains and losses, other than those resulting from interest rate changes, are added or charged to the AVR.

   The IMR is used to defer realized capital gains and losses, net of tax, on sales and calls of bonds and certain investments which result from interest rate changes. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment.

   Participating Policies--The Company has in force individual life participating policies contracts but does not presently issue any participating business. For the years ended December 31, 2006 and 2005, premiums under individual life participating policies were $2,322,000 or 0.50% of total individual life premiums earned, and $2,149,000, or 0.38 % of total individual life premiums earned, respectively. The Company paid dividends in the amount of $1,166,000 and $1,154,000 to policyholders in 2006 and 2005, respectively.

   Guaranty Fund Assessments--Guaranty fund assessment accruals are estimated by management at the time the events occur on which assessments are expected to be based. The Company recorded a liability for estimated future guaranty fund assessments of $1,598,000 and $1,805,000 as of December 31, 2006 and 2005,
respectively. A related receivable has been recorded for estimated premium tax credits of $1,167,000 and $1,342,000 as of December 31, 2006 and 2005,
respectively, which may be used over a 5 to 20 year period.

   Concentrations of Credit Risk--Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and investments. Cash equivalents are comprised of investments in money market securities. The Company limits the amount of credit exposure with any one financial institution and believes that no significant concentration of credit risk exists with respect to cash and investments.

                        LIBERTY LIFE INSURANCE COMPANY

1. Nature of Operations, Accounting Changes, and Significant Accounting Policies (Continued)


   Vulnerability due to Certain Concentrations--The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

   The Company markets its annuity products through third party national marketing organizations ("NMO's"). One of these NMO's accounted for approximately 34% of the Company's new annuity production during 2006. Changes in this NMO's business could have a material impact on the Company's operations.

   Postretirement Benefits--The projected future cost of providing benefits, such as health care and life insurance, to retirees and employees is recognized as an expense as employees render service, rather than when the benefits are paid. See Note 10 for further disclosures with respect to postretirement benefits other than pensions.

   Accounting Changes-- During 2006 and 2005, the Company changed various bases of valuation related to its reserves for annuity contracts. The cumulative effect of the change in accounting is reported as an adjustment to unassigned surplus. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting method had been applied retroactively for all prior periods. As a result of the accounting change, the Company reported a decrease in reserve on account of a change in valuation basis of $668,000 in 2006 which resulted in an increase to unassigned surplus and an increase in reserve on account of a change in valuation basis of $7,461,000 in 2005 which resulted in a decrease to unassigned surplus.

                        LIBERTY LIFE INSURANCE COMPANY

2. Investments

   Debt Securities--The cost or amortized cost and the fair value of investments in fixed maturity securities are summarized as follows:

                                                         Cost or     Gross      Gross    Estimated
                                                        Amortized  Unrealized Unrealized   Fair
                                                          Cost       Gains      Losses     Value
                                                        ---------- ---------- ---------- ----------
                                                                      (In thousands)
December 31, 2006
U.S. Treasury and government-sponsored corporations and
  agencies............................................. $  343,002  $   451    $ (6,208) $  337,245
Obligations of states and political subdivisions.......      8,455      102        (128)      8,429
Foreign--other.........................................     41,110      292        (363)     41,039
Corporate bonds........................................  1,093,634   16,953     (20,517)  1,090,070
Mortgage-backed securities:
   Government agencies.................................    241,796      796      (4,075)    238,517
   Corporate...........................................  1,014,407    5,068     (20,245)    999,230
                                                        ----------  -------    --------  ----------
       Total bonds.....................................  2,742,404   23,662     (51,536)  2,714,530
Preferred stock--redeemable............................      2,271       44         (62)      2,253
                                                        ----------  -------    --------  ----------
Total fixed maturity securities........................ $2,744,675  $23,706    $(51,598) $2,716,783
                                                        ==========  =======    ========  ==========
December 31, 2005
U.S. Treasury and government-sponsored corporations and
  agencies............................................. $  367,682  $   620    $ (6,316) $  361,986
Obligations of states and political subdivisions.......      8,736      141          --       8,877
Foreign--other.........................................      5,002      277          --       5,279
Corporate bonds........................................  1,094,863   29,264     (12,151)  1,111,976
Mortgage-backed securities:
   Government agencies.................................    242,570    2,942      (2,360)    243,152
   Corporate...........................................    998,390    8,405     (15,320)    991,475
                                                        ----------  -------    --------  ----------
       Total bonds*....................................  2,717,243   41,649     (36,147)  2,722,745
Preferred stock--redeemable............................      2,275       47         (65)      2,257
                                                        ----------  -------    --------  ----------
Total fixed maturity securities........................ $2,719,518  $41,696    $(36,212) $2,725,002
                                                        ==========  =======    ========  ==========

--------
  *At December 31, 2005, the Company carried certain bonds at the lower of cost or market with market value below cost by $1,199,000.

                        LIBERTY LIFE INSURANCE COMPANY

   The amortized cost and the estimated fair value of the bonds and mandatory redeemable preferred stock at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or repay obligations with or without call or prepayment penalties.

                                                                          Estimated
                                                               Amortized    Fair
                                                                 Cost       Value
                                                               ---------- ----------
Years to maturity:
   1 or less.................................................. $   23,705 $   23,618
   After 1 through 5..........................................    180,342    184,345
   After 5 through 10.........................................    582,385    576,188
   After 10...................................................    672,057    665,298
Mortgage-backed securities primarily maturing in 5 to 25 years  1,286,186  1,267,334
                                                               ---------- ----------
Total......................................................... $2,744,675 $2,716,783
                                                               ========== ==========

   At December 31, 2006 and 2005, the Company held less-than-investment grade corporate bonds of $693,000 and $7,531,000, with an aggregate fair market value of $662,000 and $7,572,000, respectively. These holdings amounted to less than ..03% of the Company's investments in bonds and less than .02% of the Company's total admitted assets. The holdings of less-than-investment grade bonds are of satisfactory quality based on the Company's investment policies and credit standards. At December 31, 2006 and 2005, the Company held no bonds which were not rated by the SVO or a nationally recognized statistical rating organization.

   At December 31, 2006 and 2005, bonds totaling $7,009,000 and $10,329,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

   The Company's nonredeemable preferred stock is carried at cost. Changes in unrealized gains and losses on investments in common stocks are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments are summarized as follows (in thousands):

                                              Gross      Gross    Estimated
                                            Unrealized Unrealized   Fair
                                     Cost     Gains      Losses     Value
                                    ------- ---------- ---------- ---------
    December 31, 2006
    Preferred stocks--nonredeemable $   359  $   211     $  --     $   570
    Common stocks--unaffiliated....  69,314   16,227      (254)     85,287
    Common stocks--affiliated......   1,572      890        --       2,462
                                    -------  -------     -----     -------
    Total.......................... $71,245  $17,328     $(254)    $88,319
                                    =======  =======     =====     =======

                                              Gross      Gross    Estimated
                                            Unrealized Unrealized   Fair
                                     Cost     Gains      Losses     Value
                                    ------- ---------- ---------- ---------
    December 31, 2005
    Preferred stocks--nonredeemable $   685   $  417     $  --     $ 1,102
    Common stocks--unaffiliated....  60,896    8,304      (616)     68,584
                                    -------   ------     -----     -------
    Total.......................... $61,581   $8,721     $(616)    $69,686
                                    =======   ======     =====     =======

                        LIBERTY LIFE INSURANCE COMPANY

   Net realized gains (losses) on investments for the years ended December 31, 2006 and 2005 are summarized below:

                                                                  Net
                                               Gross    Gross   Realized
                                              Realized Realized  Gains
                                               Gains    Losses  (Losses)
                                              -------- -------- --------
                                                    (In thousands)
        Year Ended December 31, 2006:
        Bonds................................  $  595  $(3,244) $(2,649)
        Common stocks........................   1,494       --    1,494
        Preferred stocks.....................     190       --      190
        Other................................     381     (440)     (59)
                                               ------  -------  -------
        Total................................  $2,660  $(3,684)  (1,024)
                                               ======  =======
        Transfer to IMR......................                     1,245
                                                                -------
        Net realized capital gains net of IMR                   $   221
                                                                =======

                                               Gross    Gross   Realized
                                              Realized Realized  Gains
                                               Gains    Losses  (Losses)
                                              -------- -------- --------
                                                    (In thousands)
       Year Ended December 31, 2005:
       Bonds.................................  $1,070  $(5,299) $(4,229)
       Common stocks.........................   1,881   (1,001)     880
       Preferred stocks......................     186     (100)      86
       Other.................................     730     (325)     405
                                               ------  -------  -------
       Total.................................  $3,867  $(6,725)  (2,858)
                                               ======  =======
       Transfer to IMR.......................                     2,463
                                                                -------
       Net realized capital losses net of IMR                   $  (395)
                                                                =======

   Proceeds from the sale of bonds were $38,730,000 and $74,520,000 during 2006 and 2005, respectively. Gross gains of $355,000 and $721,000 and gross losses of $1,496,000 and $2,117,000 were realized on those sales, respectively.

   The invested assets owned by the Company in an unrealized loss position at December 31, 2006, is as follows (in thousands, except number of securities data):

                                      Less Than 12 Months            Greater Than 12 Months                   Total
                                 ------------------------------ -------------------------------- --------------------------------
                                 Number of   Fair    Unrealized Number of    Fair     Unrealized Number of    Fair     Unrealized
                                 Securities  Value     Losses   Securities   Value      Losses   Securities   Value      Losses
                                 ---------- -------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturities:
  U.S. Treasury obligations and
   obligations of U.S
   government corporations and
   agencies.....................      1     $  2,063   $    9        6     $   48,574  $   861        7     $   50,637  $   870
  Corporate securities..........     68      316,200    4,276      131        578,932   21,022      199        895,132   25,298
  Mortgage-backed securities....     58      291,282    2,436      133        731,222   22,932      191      1,022,504   25,368
  Equity securities.............      5          738        5        2          4,567      311        7          5,305      316
                                    ---     --------   ------      ---     ----------  -------      ---     ----------  -------
Total...........................    132     $610,283   $6,726      272     $1,363,295  $45,126      404     $1,973,578  $51,852
                                    ===     ========   ======      ===     ==========  =======      ===     ==========  =======

                        LIBERTY LIFE INSURANCE COMPANY

   U.S. Treasury Obligations--The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. government agencies were caused by market interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   Mortgage-Backed Securities--The unrealized losses on the Company's investments in federal agency mortgage-backed securities were caused by interest rate increases. The contractual cash flow of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in market interest rates and not credit quality and because the Company has the intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   Included in mortgaged-backed securities are corporate issues with a fair value of $408,024,000 and unrealized losses of $11,464,000. 75% of these securities are less than 5% below amortized cost and therefore not considered to be other-than-temporarily impaired at December 31, 2006. The remaining $2,879,000 of unrealized losses are AAA rated securities. Because the Company has the intent to hold these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   Corporate Bonds--60% of the $25,298,000 in unrealized losses on investments in corporate bonds for the Company are on bonds where the market value is less than 5% below amortized cost. Of the remaining 40%, one corporation (Wilmington Trust) with a carrying value of $565,000 is rated B- and the others are investment grade in quality. Because the Company has the intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   Marketable Equity Securities--The Company's unrealized losses on common and nonredeemable preferred stocks is not considered to be other than temporary.

   Real Estate--The components of the Company's real estate are summarized as follows:

                                                      December 31
                                                     -------------
                                                     2006   2005
                                                     ---- --------
                                                     (In thousands)
            Available for Sale:
             Land................................... $513 $  3,763
             Buildings..............................   --   24,541
             Accumulated depreciation...............   --  (11,579)
                                                     ---- --------
               Total real estate available for sale. $513 $ 16,725
                                                     ==== ========

   During 2005, the Company made the decision to offer for sale its home office complex and thus reclassified such building as available for sale as of December 31, 2005. The Company sold its home office complex on June 30, 2006, resulting in a gain of approximately $5,463,000. The Company leased back more than 10% of the

                        LIBERTY LIFE INSURANCE COMPANY
space under a seven-year lease; therefore the gain on the sale of the complex was deferred to be amortized over the term of the lease. During the year ended December 31, 2006, the Company recognized $390,000 of the gain on the sale. At December 31, 2006, $5,073,000 remains unrecognized.

   The property classified for sale at December 31, 2006 consists of undeveloped land adjoining the Company's home office complex. The property was sold in April of 2007 resulting in a gain of $782,000.

   Mortgage Loans-- The Company's mortgage loan portfolio is secured by real estate. The following table presents information about the location of the real estate that secures mortgage loans in the Company's portfolio. Carrying amounts as of December 31, 2006 and 2005 are as follows (in thousands):

                                           2006     2005
                                         -------- --------
                      State:
                         South Carolina. $ 51,681 $ 51,698
                         Tennessee......   48,361   46,905
                         North Carolina.   45,650   39,114
                         Florida........   45,240   45,781
                         Ohio...........   33,711   35,589
                         Missouri.......   32,311   34,670
                         Utah...........   30,195   35,822
                         Oklahoma.......   28,232   34,103
                         Virginia.......   27,812   22,942
                         Other..........  206,349  228,575
                                         -------- --------
                                         $549,542 $575,199
                                         ======== ========

   The minimum and maximum lending rates for mortgage loans were 6.05% and 6.95% during 2006 and 6.00% and 7.25% during 2005. At the issuance of a loan, the percentage of loan to value on any one loan did not exceed 75%. The Company held one mortgage with interest 180 days past due at December 31, 2006. The carrying value of the mortgage was approximately $6,000. The total non-admitted interest due on this mortgage was less than $1,000. The Company held no mortgages with interest 180 days past due at December 31, 2005.

   The Company's admitted assets invested in mortgage loans and real estate investments were $550,055,000 or approximately 14.59% of admitted assets as of December 31, 2006, and $591,924,000 or approximately 15.84% of admitted assets as of December 31, 2005. Mortgage loans are generally first mortgage loans on income-producing properties. The Company's investments in mortgage loans principally involve commercial real estate.

   During 2006, the Company reduced interest rates on seven mortgage loans. The December 31, 2006 principal balances and interest rate reductions are as follows: one loan of $1,343,138 by 2.00%, one loan of $6,280,414 by 1.60%, one loan of $1,194,417 by 1.50%, one loan of $1,569,643 by 1.35%, one loan of
$664,693 by 1.00%, one loan of $540,283 by 0.95% and one loan of $1,390,449 by
0.375%. During 2005, the Company reduced interest rates on seventeen mortgage loans. The December 31, 2005 principal balances and interest rate reductions are as follows: one loan of $708,096 by 2.75%, two loans of $1,974,295 by 2.625%, two loans of $3,441,338 by 2.50%, one loan of $2,045,892 by 2.30%, two loans of $3,928,907 by 2.25%, one loan of $1,073,311 by 2%, 1 loan of $987,376 by 1.90%, one loan of $1,768,760 by 1.875% one loan of $1,317,782 by 1.85%, two loans of $3,047,852 by 1.75%, one loan of $2,837,778 by 1.15%, one loan of
$2,150,884 by 1.0% and one loan of $1,067,686 by 0.815%.

                        LIBERTY LIFE INSURANCE COMPANY

   During 2006 and 2005, the Company had no mortgage loans that were converted to require payments of principal and interest to be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

   Investment Income--Major categories of net investment income are summarized as follows:

                                                  Years ended December 31
                                                  ----------------------
                                                    2006        2005
                                                   --------    --------
                                                    (In thousands)
          Income:
             Bonds............................... $152,803    $143,082
             Preferred stocks....................      184         286
             Common stocks.......................    1,445       5,751
             Mortgage loans......................   39,586      43,606
             Real estate--property held for sale.    2,335       4,485
             Policy loans........................    6,870       6,675
             Other...............................    6,770       6,368
                                                   --------    --------
                 Total investment income.........  209,993     210,253
          Investment expenses and taxes..........   (8,838)     (9,311)
                                                   --------    --------
          Net investment income.................. $201,155    $200,942
                                                   ========    ========

3. Investment Contracts

   The carrying amounts and estimated fair values of the Company's liabilities for investment-type insurance contracts for the years ended December 31, 2006 and 2005, are as follows (in thousands):

                                                       2006                  2005
                                               --------------------- ---------------------
                                                Carrying  Estimated   Carrying  Estimated
                                                 Value    Fair Value   Value    Fair Value
                                               ---------- ---------- ---------- ----------
Guaranteed investment contracts............... $    4,105 $    4,137 $   65,978 $   66,460
Flexible and single-premium deferred annuities  1,488,121  1,375,699  1,384,967  1,283,103
Separate accounts.............................     19,233     18,883     19,183     19,010
                                               ---------- ---------- ---------- ----------
Total investment-type insurance contracts..... $1,511,459 $1,398,719 $1,470,128 $1,368,573
                                               ========== ========== ========== ==========

   The fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

4. Related-Party Transactions

   The Company is a member of a group of affiliated companies and expenses for certain administrative services are allocated among the group members. Net amounts paid to affiliated companies for such expenses were approximately $2,567,000 and $4,452,000 in 2006 and 2005, respectively.

   Liberty Capital Advisors, Inc. ("LCA") is an affiliate owned 100% by RBCIH and is a registered investment advisor. LCA provides investment management services to the Company in accordance with the Company's

                        LIBERTY LIFE INSURANCE COMPANY
investment policy. Net amounts paid under this agreement for 2006 and 2005 were approximately $2,252,000 and $2,156,000, respectively.

   During a portion of 2006 and 2005, the Company had notes receivable due from its direct parent, RBCIH. Under the terms of the note, the Company may advance to RBCIH up to $30,000,000. Interest is due monthly at a rate of LIBOR plus 1%. The principal is to be paid off annually on or before December 31. The interest income received from these notes in 2006 and 2005 was $61,000 and $31,000, respectively. No amount was receivable under the note as of December 31, 2006 and 2005.

   At December 31, 2006, the Company owned 51,668 shares of stock of RBC related to the employee benefit plan discussed in Note 10. The carrying amount of this investment was approximately $2,462,000 at December 31, 2006 and represented 0.07% of net admitted assets.

   The Company holds a surplus note totaling $57,000,000 payable to RBCIH. During the years ended December 31, 2006 and 2005, the Company recognized $4,019,000 and $2,842,000 in interest expenses which is included as a reduction of net investment income. See Note 7 for further details of this note.

   In 2006, the Company entered into a swap with RBC which is discussed in Note
19. This swap was purchased to hedge liabilities related to the stock-based compensation plan described in Note 10.

   The Company reported the following amounts due from (to) related parties:

                                                        December 31,
                                                       --------------
                                                         2006    2005
                                                       -------  -----
                                                       (In thousands)
          Liberty Capital Advisors--affiliate......... $    18  $ 409
          RBC Centura Bank--affiliate.................      --     12
          The Liberty Marketing Corporation--affiliate      67    256
          Royal Bank of Canada--ultimate parent.......       2     --
                                                       -------  -----
          Total receivable from affiliates............ $    87  $ 677
                                                       =======  =====
          RBC Insurance Services--affiliate........... $(2,766) $ (74)
          RBC Centura Bank--affiliate.................    (201)    --
          RBC Dain Rauscher--affiliate................     (69)   (63)
          RBC Insurance Holdings (USA)--parent........    (714)  (633)
                                                       -------  -----
          Total payable to affiliates................. $(3,750) $(770)
                                                       =======  =====

5. Federal Income Taxes

   Current income taxes incurred consist of the following major components:

                                                         December 31
                                                        ------------
                                                        2006    2005
                                                        ----  -------
                                                        (In thousands)
          Current year benefit......................... $--   $  (241)
          Adjustment of prior year tax liability.......  27      (857)
                                                        ---   -------
             Current year income tax expense (benefit). $27   $(1,098)
                                                        ===   =======

                        LIBERTY LIFE INSURANCE COMPANY

   Among the more significant book to tax adjustments for 2006 and 2005, excluding capital gains (losses), were the following:

                                                          December 31
                                                        ---------------
                                                         2006     2005
                                                        ------  -------
                                                         (In thousands)
        Income tax at statutory rate................... $7,005  $10,965
        IMR............................................   (468)  (1,049)
        Fixed assets--nonadmitted......................     --     (467)
        Prior period adjustments.......................    596      293
        Accrual adjustment.............................   (246)    (541)
        Key man life insurance.........................   (340)    (311)
        Service agreement--nonadmitted.................    325   (1,950)
        Statutory change in reserve--equity adjustment.    234   (2,611)
        Retirement plan................................   (892)      64
        Other..........................................    262       69
                                                        ------  -------
        Total income tax on operations................. $6,476  $ 4,462
                                                        ======  =======
        Federal and foreign income tax benefit......... $   27  $(1,098)
        Change in net deferred income tax on operations  6,449    5,560
                                                        ------  -------
        Total income tax on operations................. $6,476  $ 4,462
                                                        ======  =======

   The main components of the deferred tax amounts resulting from book/tax differences are as follows:

                                                          December 31
                                                      ------------------
                                                        2006      2005
                                                      --------  --------
                                                        (In thousands)
      Deferred Tax Assets
      Deemed ceding commission related to acquisition $ 75,588  $ 84,142
      Reserve for future policy benefits.............   33,325    32,392
      Reserve strengthening..........................    4,347     4,890
      Deferred acquisition costs.....................   27,482    27,215
      Nonadmitted assets.............................    4,623     6,463
      Employee benefit plans.........................   16,901    17,254
      Home office property...........................       80     1,134
      Deferred gain..................................    2,024        --
      Net operating loss carryforwards...............   12,787     7,674
      Net capital loss carryforwards.................    1,548     1,035
      Stocks and bonds...............................        9     1,518
      Other deferred tax assets......................    2,197     3,385
                                                      --------  --------
         Total deferred tax assets...................  180,911   187,102
      Total deferred tax assets nonadmitted..........  152,850   155,256
                                                      --------  --------
      Admitted deferred tax assets...................   28,061    31,846

      Deferred Tax Liabilities
      Stocks and bonds...............................    8,097     3,501
      Reserve weakening..............................    1,118       143
      Deferred and uncollected.......................    1,770     1,475
      Other..........................................      678       815
                                                      --------  --------
         Total deferred tax liabilities..............   11,663     5,934
                                                      --------  --------
      Net admitted deferred tax asset................ $ 16,398  $ 25,912
                                                      ========  ========
      Decrease in deferred tax assets nonadmitted.... $ (2,406) $ (6,934)
                                                      ========  ========

                        LIBERTY LIFE INSURANCE COMPANY

   The change in net deferred income taxes is comprised of the following:

                                                            December 31
                                                -----------------------------------
                                                                    2006      2005
                                                  2006     2005    Change    Change
                                                -------- -------- --------  -------
                                                           (In thousands)
Total deferred tax assets...................... $180,911 $187,102 $ (6,191) $(5,377)
Total deferred tax liabilities.................   11,663    5,934    5,729     (772)
                                                -------- -------- --------  -------
Net deferred tax asset......................... $169,248 $181,168  (11,920)  (4,605)
                                                ======== ========
Tax effect of unrealized losses................                      3,631     (292)
                                                                  --------  -------
Change in net deferred income tax..............                     (8,289)  (4,897)
Change in nonadmitted assets...................                      1,840     (663)
                                                                  --------  -------
Change in net deferred income tax on operations                   $ (6,449) $(5,560)
                                                                  ========  =======

   Certain amounts that were not currently taxed under the pre-1984 tax law were credited to a policyholder surplus account ("PSA"). The Company's PSA is approximately $63.4 million at December 31, 2006. The American Jobs Creation Act of 2004 enacted a two-year suspension of the tax on distributions from PSA's and reversed the order of distributions so that distributions may first be made from the PSA rather than the shareholder surplus account ("SSA"). The Company made a $14.1 million tax-free distribution from the PSA in 2006 and is currently analyzing the feasibility of making a deemed distribution election to transfer the remainder of the PSA balance to the SSA if such a transfer can be made tax-free. Should the Company not be able to distribute or transfer the remainder of the PSA during the two-year suspension period, the account would be taxable at regular corporate rates when distributed to stockholders. The Company has no present plans to distribute the amount in the PSA in a taxable transaction; consequently, no provision has been made in the financial statements for the taxes thereon. If such taxes were assessed, the taxes would amount to approximately $22 million.

   Earnings taxed on a current basis are accumulated in the SSA and can be distributed to stockholders without tax. The SSA amounted to approximately $84.8 million at December 31, 2006.

   The Company's net operating loss carryforwards available to offset future taxable income total $36,534,000 and expire December 31, 2017 through December 31, 2021. The Company also has net capital loss carryforwards of $4,422,000 which expire December 31, 2008 through December 31, 2011 and charitable contribution carryforwards of $2,359,000, of which $228,000 expire December 31, 2007 with the remainder expiring December 31, 2008 through December 31, 2011. In addition, the Company has net alternative minimum tax credit carryforwards of $62,000 and Katrina credit carryforwards of $81,000 which have no expiration date.

   There are no federal income taxes available for recoupment in the event of future net losses.

6. Reinsurance Agreements

   The Company no longer actively assumes reinsurance from other companies. The Company's block of assumption reinsurance was transferred to Generali Life Reassurance Co. under an assumption and coinsurance agreement. The gain associated with the transfer was deferred and recognized as the business is novated, effectively releasing the Company from any credit risks. The Company recognized $190,000 and $332,000 during the years ended December 31, 2006 and 2006, respectively, in miscellaneous income in the accompanying statements of income--statutory basis.

                        LIBERTY LIFE INSURANCE COMPANY

   The Company reinsures with other companies portions of the life insurance it writes, thereby limiting its exposure on larger risks. Normal retentions without reinsurance are up to $1,000,000 on an individual life policy. The Company remains contingently liable with respect to all reinsurance ceded by it to others. These contingent liabilities would become actual liabilities in the event that an assuming reinsurer should fail to perform its obligations under its reinsurance agreement with the Company.

   The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                  December 31
                                               -----------------
                                                 2006     2005
                                               -------- --------
                                                (In thousands)
               Premiums....................... $ 80,291 $ 67,654
               Benefits paid or provided......   39,143   43,976
               Policy and contract liabilities  466,576  449,593

   In 1991, the Company entered into an agreement with Life Reassurance Corporation ("Life Re") to coinsure the Company's General Agency Division's universal life policies in force. The initial agreement provided for 80% coinsurance on policies in force at December 31, 1991, and 50% coinsurance on policies issued subsequent to such date. Effective July 1, 1995, the amount coinsured on policies written after December 31, 1991, was increased to 80%. Under the terms of the agreement, assets supporting the business ceded are required to be held in trust. At December 31, 2006, the Company's interest in the assets held in trust consisted of investments with an amortized cost of $51,566,000 and a fair value of $52,950,000. At December 31, 2005, the
Company's interest in the assets held in trust consisted of investments with an amortized cost of $53,056,000 and a fair value of $55,681,000. The Company does not record the assets held in trust or any net liability related to this reinsurance agreement.

   Neither the Company nor any of its related parties control, either directly or indirectly, any reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

   The Company has entered into reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. However, no reinsurance credits have been taken for those agreements. Also, it is estimated that there would be no aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of December 31, 2006, even if the cancellation results in a net obligation of the Company to the reinsurer. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2006, would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

7. Capital and Surplus

   The maximum amount of dividends that can be paid by South Carolina-domiciled insurance companies to shareholders without prior approval from the Director of Insurance is subject to restrictions relating to statutory surplus or net gain from operations. Without prior approval, the maximum dividend payment or series of payments over a 12-month period may not exceed the lesser of the prior year's net gain from operations or 10%

                        LIBERTY LIFE INSURANCE COMPANY
of policyholder's surplus when paid from other than earned surplus or the greater of the prior year's net gain from operations or 10% of policyholders' surplus when paid from earned surplus. The Company declared and paid dividends totaling $31,125,000 during 2006. The Company declared an additional dividend of $6,125,000 in December 2006 which was paid during January 2007. Since the total dividends were greater than the maximum allowed of $27,494,000, the Company asked for and received prior approval from the Director of Insurance. The Company declared and paid dividends totaling $18,375,000 during 2005 which was less than the maximum allowed for that year. The maximum dividend that the Company could pay from other than earned surplus during 2007 without prior approval of the Director of Insurance is $19,767,000.

   At December 31, 2006, the Company had no outstanding shares of cumulative convertible, nonvoting preferred stock.

   Under South Carolina insurance regulations, the Company is required to maintain minimum capital and surplus of $2,400,000 at December 31, 2006 and 2005. Life and health insurance companies are subject to certain risk-based capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006 and 2005, the Company met the minimum capital requirements for risk-based capital and requirements for its state of domicile.

   A portion of unassigned surplus is represented by the following items:

                                                                                        December 31
                                                                                     -----------------
                                                                                       2006     2005
                                                                                     -------- --------
                                                                                      (In thousands)
Unrealized gains (net of taxes of $5,902 and $2,271 for 2006 and 2005, respectively) $ 10,961 $  4,217
Nonadmitted asset values............................................................  184,356  188,672
Asset valuation reserve.............................................................   31,298   34,369

   The Company holds a $57,000,000 surplus note as of December 31, 2006 and 2005 payable to the Company's parent company, RBC Insurance Holdings (USA), Inc. Payments of principal will begin July 31, 2013 and will consist of quarterly payments of $2,850,000 until April 30, 2018. The loan bears interest for each interest period on the unpaid principal amount at an annual rate equal to the sum of the Eurodollar rate determined for the period plus 1.69%, payable in arrears quarterly. The Company also pays a facility fee of an annual rate of 0.325% on the daily outstanding principal amount of the note, payable in arrears quarterly. Interest paid during 2006 and 2005 was $4,019,000 and $2,842,000, respectively. Interest paid from the inception of the note through December 31, 2006 was $9,706,000. The company has no unapproved interest or principal.

   The repayment conditions and restrictions of principal and/or interest on the surplus note are as follows: (1) The Company must notify the SCDOI at least 30 days before the scheduled payment date of its intent to make a payment;
(2) The SCDOI cannot disapprove the payment within 15 days after receipt of notice; (3) After the payment has been made, the total adjusted capital and surplus, as calculated under the rules and regulation prescribed by the NAIC, must exceed 400% of the Authorized Control Level Risk Based Capital stated in the most recently filed Annual Statement of the Company. Principal and interest must be paid out of surplus, excluding capital, and only if the Company maintains its reserves and its minimum capital and surplus as required by the SCDOI. Repayment of the principal and interest is subordinated to all general liabilities of the Company and the claims of policyholders and creditors of the Company, but ranks superior to the claim, interest, and equity of the shares or shareholders of the Company.

                        LIBERTY LIFE INSURANCE COMPANY

8. Commitments and Contingencies

   The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material effect on the Company's financial position or results of operations.

   The Company is party to an environmental remediation at a property on which it foreclosed in 1993. The property was subsequently sold, but the Company remains liable for the remediation. At December 31, 2006 and 2005, the Company accrued $85,000 and $92,000, respectively, which it believes is sufficient to cover any future liabilities related to this remediation.

   At December 31, 2006 and 2005, the Company had commitments to purchase additional investments totaling approximately $19,640,000 and $4,331,000, respectively.

   The Company has lease agreements, primarily for district offices and office equipment, which expire on various dates through 2014. Most of these agreements have optional renewal provisions covering additional periods of one to ten years. All leases were made in the ordinary course of business and contain no significant restrictions or obligations. Annual rental expense amounted to $2,834,000 for 2006 and $1,902,000 for 2005.

   On June 30, 2006, the Company sold its home office complex and leased back a portion of the space under a seven-year lease. The lease has no significant restrictions, obligations or future commitments and has two three-to-five-year renewal options. The amount paid under the lease during 2006 was $1,013,000.

   At December 31, 2006, the minimum aggregate lease commitments under these leases are as follows (in thousands):

                   Years ending December 31 Lease Commitment
                   ------------------------ ----------------
                     2007..................      $3,219
                     2008..................       2,908
                     2009..................       2,912
                     2010..................       2,836
                     2011..................       2,835
                     2012 and thereafter...       3,897

9. Reserves

   Life Reserves--As of December 31, 2006, the Company had $529,410,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the state of South Carolina. The reserves to cover this insurance totaled $2,911,000.

   Tabular Interest and Tabular Less Actual Reserve Released have been determined by formula. Tabular Cost has been determined by formula or, alternatively, from the basic data for the calculation of policy reserves.

   Tabular Interest on Deposit-Type Contracts is the amount actually credited or accrued to the funds during the year.

                        LIBERTY LIFE INSURANCE COMPANY

   Annuity Reserves--The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows (in thousands):

                                                                          2006                 2005
                                                                  -------------------  -------------------
                                                                              Percent              Percent
                                                                    Amount    of Total   Amount    of Total
                                                                  ----------  -------- ----------  --------
Subject to discretionary withdrawal:
   At book value (no charge or adjustment)....................... $  328,590     20%   $  345,554     22%
   With market value adjustment..................................    447,751     27       471,224     29
   At book value, less surrender charge..........................    786,486     47       694,109     43
                                                                  ----------    ---    ----------    ---
       Subtotal..................................................  1,562,827     94     1,510,887     94
Not subject to discretionary withdrawal..........................     98,194      6        90,211      6
                                                                  ----------    ---    ----------    ---
Total annuity reserves and deposit fund liabilities..............  1,661,021    100%    1,601,098    100%
                                                                                ===                  ===
Reinsurance ceded................................................    (23,534)             (10,720)
                                                                  ----------           ----------
Total net annuity reserves and deposit fund liabilities.......... $1,637,487           $1,590,378
                                                                  ==========           ==========
Reconciliation to Exhibit 5 and Exhibit 7 of the Company's annual filing with the NAIC:
   Life & Accident & Health Statement............................
   Exhibit 5, Annuities Section--Total (net)..................... $1,571,501           $1,521,110
   Exhibit 5, Supplementary Contracts with.......................
   Life Contingencies section--Total (net).......................     16,791               17,150
   Exhibit 7, Deposit-Type Contracts, Line 14, Column 1..........     29,962               32,935
                                                                  ----------           ----------
       Subtotal..................................................  1,618,254            1,571,195
Separate Accounts Annual Statement
   Exhibit 3, Section B--totals (net)............................     19,233               19,183
                                                                  ----------           ----------
Total annuity actuarial reserves and deposit fund liabilities.... $1,637,487           $1,590,378
                                                                  ==========           ==========

                        LIBERTY LIFE INSURANCE COMPANY

10. Benefit Plans

   Defined Benefit Pension Plan--The Company previously sponsored two qualified defined benefit pension plans which were merged into the US Pension Plan for United States Dollar-Based Employees of RBC. Both plans are frozen for new entrants. One of the plans includes as part of its assets a guaranteed pension investment contract which is funded by the Company and provides for monthly payments to retirees covered by the plan. This contract balance was $40,640,000 and $34,830,000 at December 31, 2006 and 2005, respectively.

   The following table sets forth the plan's funded status as of December 31, 2006 and 2005 (in thousands):

                                                           2006     2005
                                                         -------  -------
      Change in benefit obligations:
         Benefit obligation at beginning of year........ $72,178  $67,214
         Service cost...................................     206      128
         Interest cost..................................   3,911    4,028
         Plan amendment.................................      94      295
         Transfer from another plan.....................   4,592       --
         Actuarial (gains) losses.......................  (2,327)   5,441
         Benefits paid..................................  (5,241)  (4,928)
                                                         -------  -------
      Benefit obligation at end of year.................  73,413   72,178

      Change in plan assets:
         Fair value of plan assets at beginning of year.  77,001   77,663
         Actual return on plan assets...................   7,559    4,266
         Transfer from another plan.....................   2,517       --
         Benefits paid..................................  (5,241)  (4,928)
                                                         -------  -------
      Fair value of plan assets at end of year..........  81,836   77,001
                                                         -------  -------
      Funded status of the plan.........................   8,423    4,823
      Unrecognized net actuarial loss...................   3,897    5,022
      Unrecognized prior service cost...................     343      270
                                                         -------  -------
      Prepaid pension cost.............................. $12,663  $10,115
                                                         =======  =======

   Net pension cost included the following components for the years ended December 31, 2006 and 2005 (in thousands):

                                                         2006     2005
                                                       -------  -------
       Service cost--benefits earned during the period $   226  $   128
       Interest cost on projected benefit obligation..   4,043    4,028
       Actual return on plan assets...................  (7,645)  (4,266)
       Net amortization and deferral..................     397      (34)
       Other..........................................     431       --
                                                       -------  -------
       Net pension benefit............................ $(2,548) $  (144)
                                                       =======  =======

                        LIBERTY LIFE INSURANCE COMPANY

   Net pension cost included the following components for the years ended December 31, 2006 and 2005 (in thousands):

   The pension plan's weighted-average asset allocations are as follows:

                                    December 31, December 31,
                                        2006         2005
                                    ------------ ------------
                  Equity securities      63%          61%
                  Debt securities..      37           39
                                        ---          ---
                  Total............     100%         100%
                                        ===          ===

   The assets of the pension plan are invested in a prudent manner for the sole benefit of the participants and beneficiaries in order to achieve the highest returns consistent with the prudence and diversification requirements of the Employee Retirement Income Security Act of 1974 and taking into account the plan's need for liquidity.

   The Pension Plan Management Committee oversees the investment of plan assets. The investment policies and goals are set forth in the plan's Statement of Investment Policies and Procedures. The statement sets out the asset mix policy, which was developed taking into account a number of factors including:

  . Investment characteristics, including expected returns, volatilities and correlations of both plan assets and liabilities

  . The plan's tolerance for risk which dictates the trade-off between increased short-term volatility and enhanced long-term expected returns

  . Diversification of plan assets through the inclusion of several asset classes to minimize the risk of large losses unless it is clearly prudent not to do so

  . The liquidity and current return of the portfolio relative to the anticipated cash flow requirements of the plan

  .   Actuarial factors such as membership demographics and real wage increases

   The asset mix policy ranges are as follows:

                                            Low Target High
                                            --- ------ ----
                    Fixed income securities 25%   40%   55%
                    Equity securities...... 45%   60%   75%

   The equity securities category includes both domestic and foreign equity securities. The target asset allocation of domestic and foreign securities is 35% and 25%, respectively.

   In determining the actuarial present value of the projected benefit obligation, the weighted-average discount rate utilized was 6.0% for 2006 and 5.5% for 2005. Only employees 50 years and older continue to accrue benefits under this plan. The rate of increase in future compensation levels used for the employees in 2006 and 2005 was 3.5%. The expected long-term rate of return on assets was 7.0% in 2006 and 2005.

   Supplemental Retirement Programs and Deferred Compensation Plan--The Company has supplemental retirement programs for former senior executive officers, group sales managers and group sales persons who are

                        LIBERTY LIFE INSURANCE COMPANY
participants in the defined benefit pension plan. These programs are not qualified under Section 401(a) of the Internal Revenue Code and are not prefunded. Benefits are paid directly by the Company as they become due. Benefits are equal to an amount computed on the same basis as under the pension plan (except incentive compensation is included and limitations under Sections 401 and 415 of the Internal Revenue Code are not considered) less the actual benefit payable under the pension plan. This plan was frozen on September 30, 2003.

   The Company has several deferred compensation plans for former employees. These plans are not qualified under Section 401(a) of the Internal Revenue Code. All plans are frozen as to new entrants. At December 31, 2006 and 2005, the Company carried a liability of $6,520,000 and $6,954,000, respectively, for these plans. The actuarial present value of benefits shown below includes all managers from one of the frozen plans who have retired and are entitled to benefits under the program.

   The following table sets forth the combined supplemental retirement programs' and deferred compensation plan's funded status as of December 31, 2006 and 2005 (in thousands):

                                                      2006      2005
                                                    --------  --------
        Unfunded benefit obligations:
         Benefit obligation at beginning of year... $ 25,011  $ 24,568
         Interest cost.............................    1,359     1,394
         Actuarial (gains) losses..................     (858)    1,124
         Benefits paid.............................   (2,048)   (2,075)
                                                    --------  --------
        Benefit obligation at end of year..........   23,464    25,011
         Unrecognized net actuarial loss...........    8,801    10,070
         Adjustment to recognized minimum liability   (8,801)  (10,070)
                                                    --------  --------
        Accrued benefit liability.................. $(23,464) $(25,011)
                                                    ========  ========

   Net pension cost included the following components as of December 31, 2006 and 2005 (in thousands):

                                                         2006   2005
                                                        ------ ------
          Interest cost on projected benefit obligation $1,359 $1,394
          Net amortization and deferral................    411    353
                                                        ------ ------
          Net pension cost............................. $1,770 $1,747
                                                        ====== ======

   In determining the actuarial present value of the projected benefit obligation, the weighted-average discount rate utilized was 6.00% for 2006 and 5.50% for 2005. The rate of increase in future compensation levels was 4.00% for 2005. There was no rate of increase in future compensation levels for 2006, as the plan benefits are frozen and not dependent on compensation.

   The Company established a rabbi trust for certain of the supplemental and deferred compensation plans described above. At December 31, 2006 and 2005, the trust held assets with a market value of approximately $24,172,000 and $24,363,000.

   The Company maintains a non-qualified deferred compensation plan for key employees in the United States under an arrangement called the RBC U.S. Wealth Accumulation Plan. This plan allows eligible employees to make deferrals of a portion of their annual bonus and allocate the deferrals among various fund choices, which include a

                        LIBERTY LIFE INSURANCE COMPANY
share unit fund that tracks the value of RBC common shares. Amounts deferred are credited with the investment earnings of the selected funds. The Company purchases similar investments, including RBC stock, to manage the economic exposure to the investment performance of the funds selected by the participants. The liability under this deferred compensation plan was $1,224,000 and $778,000 at December 31, 2006 and 2005, respectively.

   Savings and Investment Plans--The Company participates in the RBC-U.S.A. Retirement and Savings Plan (the "Plan"), a qualified defined contribution plan that covers all eligible employees of the Company. Employees have the option of making both pre-tax and Roth contributions to the Plan. The Company will make a matching contribution up to 6% of the employees' compensation which vests according to a sliding scale over a five-year period. The Company's matching contributions to the Plan were $1,151,000 and $1,223,000 for the years ended December 31, 2006 and 2005, respectively. The Company also makes a stock contribution to the Plan each year based on Company performance. The stock contribution target is 1% of each employee's compensation, up to a maximum of $500. Stock contributions totaled $161,000 and $169,000 for the years ended December 31, 2006 and 2005.

   Stock-Based Compensation--The Company offers performance deferred share award plans to certain key employees which vest over three to four years. The Company uses RBC stock and derivatives to manage the economic exposure to volatility in the price of RBC common shares under some of these plans. The stock-based compensation amounts recorded in general expenses in the statements of income--statutory basis and reported in the expense amounts below are net of the impact of these derivatives. Awards under the plans are deferred in the form of common shares which are held in trust until they fully vest or in the form of deferred share units ("DSU"). A portion of the award under some plans can be increased or decreased up to 50%, depending on RBC's total shareholder return compared to a defined peer group of North American financial institutions. The value of the DSU paid will be equivalent to the original award adjusted for dividends and changes in the market value of common shares at the time the award vests. The Company recorded a liability of $1,363,000 at December 31, 2006 under these plans. The Company recognized $1,419,000 in compensation expense related to these plans during the year ended December 31, 2006.

   Defined Benefit Health Care Plan--The Company sponsors the RBC Liberty Employees Health Benefit Plan, which provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. Alternatively, retirees may elect certain prepaid healthcare benefit plans. Life insurance benefits are generally set at a fixed amount.

   Net postretirement benefit costs include the expected cost of benefits for newly eligible or vested employees, interest cost, net gain or loss and amortization of the transition obligation.

                                                     2006    2005
                                                    ------  ------
                                                    (In thousands)
              Service cost......................... $   97  $  107
              Interest cost........................  1,237   1,416
              Amortization of net gain or loss.....    120   1,946
              Amortization of prior service cost...     89      89
              Amortization of transition obligation    685     685
                                                    ------  ------
              Net postretirement benefit cost...... $2,228  $4,243
                                                    ======  ======
              Company contributions................ $3,130  $3,322
                                                    ======  ======

                        LIBERTY LIFE INSURANCE COMPANY

   At December 31, 2006 and 2005, the Company's unfunded postretirement benefit obligation for retirees and other fully eligible or vested plan participants was $20,365,000 and $24,186,000, respectively.

                                                       2006     2005
                                                     -------  -------
                                                      (In thousands)
         Unfunded postretirement benefit obligation:
         Beginning balance.......................... $24,186  $24,868
          Service cost..............................      97      107
          Interest cost.............................   1,237    1,416
          Actuarial (gains) losses..................  (2,025)     587
          Benefit payments..........................  (3,130)  (3,322)
          Transfer from affiliate...................      --      530
                                                     -------  -------
         Ending balance.............................  20,365   24,186
         Unrecognized net actuarial gain (loss).....     391   (1,754)
         Unrecognized transition obligation.........  (4,109)  (4,794)
         Unrecognized prior service cost............  (1,012)  (1,101)
                                                     -------  -------
         Accrued postretirement benefit obligation.. $15,635  $16,537
                                                     =======  =======

   The discount rate used in determining the accumulated postretirement benefit obligation was 6.0% and 5.5% at December 31, 2006 and 2005, respectively. The health care cost trend rates were 10.63% in 2006, then decreasing each year until reaching 5% in 2014 and after.

   Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trends would have the following effects (in thousands):

                                                        1 %      1 %
                                                      Increase Decrease
                                                      -------- --------
         Effect on total service and interest costs..   $ 24    $ (23)
         Effect on postretirement benefit obligations    398     (379)

   The Medicare Prescription Drug, Improvement and Modernization Act
(the "Act") provides for a voluntary prescription drug benefit program and subsidies for private plans offering actuarially equivalent plans to its voluntary prescription drug benefit program. The Company has determined that the prescription drug benefits provided by its health care plan are actuarially equivalent to the Act's prescription drug benefits. Accordingly, the accumulated postretirement benefits obligation of the health care plan has been reduced as of December 31, 2006 and 2005, by $2,783,000 and $2,179,000,
respectively.

   Postemployment Benefit Plan--The Company sponsors workers' compensation and medical benefit plans for disabled employees. The Company accrued $962,000 and $1,391,000 as of December 31, 2006 and 2005, respectively. The Company reduced general expenses by $429,000 and $2,318,000 for the years ended December 31, 2006 and 2005, respectively, as a result of reductions in reserves for medical benefits.

                        LIBERTY LIFE INSURANCE COMPANY

   The significant components of the change in the Company's postemployment benefit plans are presented below:

                                                                                         2006     2005
                                                                                        ------  -------
                                                                                         (In thousands)
Postemployment benefit plan liability:
Beginning balance...................................................................... $1,391  $ 3,245
Net increase (decrease) in reserve for workers' compensation claims....................    108      (51)
Net decrease in reserve for medical benefits related to disabled and COBRA participants   (537)  (1,803)
                                                                                        ------  -------
Ending balance......................................................................... $  962  $ 1,391
                                                                                        ======  =======

   Cash Flows--The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

                              Pension Non-Qualified  Other
                               Plan       Plans     Benefits
                              ------- ------------- --------
                    2007..... $ 5,371    $1,971      $2,207
                    2008.....   5,305     1,930       2,180
                    2009.....   5,251     1,880       2,145
                    2010.....   5,206     1,828       2,100
                    2011.....   5,170     1,776       2,051
                    2012-2016  25,850     8,398       9,186

   No contributions are expected to be made to the Dollar-Based Plan, while $1,971,000 is expected to be paid with respect to the non-qualified benefit plans and $2,207,000 is expected to be paid with respect to the other post-retirement benefit plans in 2007.

                        LIBERTY LIFE INSURANCE COMPANY

11. Fair Values of Financial Instruments

   Statement of Statutory Accounting Principles ("SSAP") No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SSAP No. 27 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following represents the carrying amount and fair value of significant assets and liabilities at December 31, 2006 and 2005 (in thousands):

                                              2006                      2005
                                    ------------------------  ------------------------
                                      Carrying      Fair        Carrying      Fair
                                       Amount       Value        Amount       Value
                                    -----------  -----------  -----------  -----------
Bonds.............................. $ 2,742,404  $ 2,714,530  $ 2,717,243  $ 2,722,745
Preferred stock....................       2,630        2,823        2,960        3,359
Common stock.......................      87,749       87,749       68,584       68,584
Mortgage loans.....................     549,542      559,159      575,199      593,532
Contract loans.....................     108,308      106,758      109,571      106,090
Cash and short-term investments....     129,979      129,979       90,031       90,031
Assets held in separate account....      33,751       33,751       35,152       35,220
Investment-type insurance contracts  (1,511,459)  (1,398,719)  (1,470,128)  (1,368,573)

   Additional data regarding fair values of the Company's investments is disclosed in Note 2.

   The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

   Cash and Short-Term Investments--The carrying amounts reported in the balance sheets for these financial instruments approximate fair value.

   Investment Securities--The fair values for fixed maturity securities are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   Mortgage Loans and Contract loans--The fair values for mortgage loans and contract loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of accrued interest approximates fair value.

                        LIBERTY LIFE INSURANCE COMPANY

   Funds Left on Deposit--Funds left on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

   Liabilities for Flexible and Single Premium Deferred Annuities--The cash surrender value of flexible and single premium deferred annuities approximates fair value.

   Liabilities for Guaranteed Investment Contracts--The fair value for the Company's liabilities under guaranteed investment contracts is estimated using discounted cash flow analyses, using interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

12. Statutory Merger

   The results of BMA and LLIC prior to the merger on a statutory basis at June 30, 2006 and at December 31, 2005 are as follows (in thousands):

                                                               June 30,   December 31,
                                                                 2006         2005
                                                              ----------- ------------
                                                              (Unaudited)
Business Men's Assurance Company of America
Balance Sheets
Investments.................................................. $2,284,835   $2,266,447
Other assets.................................................     30,024       30,253
Separate accounts............................................     31,646       35,152
                                                              ----------   ----------
 Total admitted assets....................................... $2,346,505   $2,331,852
                                                              ==========   ==========
Insurance reserves........................................... $2,068,929   $2,048,487
Other liabilities............................................     92,695       95,074
Separate accounts............................................     31,646       35,152
Capital and surplus..........................................    153,235      153,139
                                                              ----------   ----------
 Total liabilities and capital and surplus................... $2,346,505   $2,331,852
                                                              ==========   ==========
Statements of Income
Revenues..................................................... $  239,671   $  517,328
Expenses and taxes...........................................    231,134      512,693
Net transfers--separate accounts.............................       (621)     (10,686)
                                                              ----------   ----------
 Net income.................................................. $    9,158   $   15,321
                                                              ==========   ==========
Dividends paid to LLIC reflected in capital and surplus above $    8,000   $    9,500
                                                              ==========   ==========

                        LIBERTY LIFE INSURANCE COMPANY

                                                              June 30,   December 31,
                                                                2006         2005
-                                                            ----------- ------------
                                                             (Unaudited)
Liberty Life Insurance Company
Balance Sheets
Investments................................................. $1,508,067   $1,516,319
Other assets................................................     75,214       76,275
                                                             ----------   ----------
   Total admitted assets.................................... $1,583,281   $1,592,594
                                                             ==========   ==========
Insurance reserves.......................................... $1,140,263   $1,140,693
Other liabilities...........................................    152,370      150,721
Capital and surplus.........................................    290,648      301,180
                                                             ----------   ----------
   Total liabilities and capital and surplus................ $1,583,281   $1,592,594
                                                             ==========   ==========
Statements of Income
Revenues.................................................... $  135,337   $  270,400
Expenses and taxes..........................................    127,307      243,795
                                                             ----------   ----------
   Net income............................................... $    8,030   $   26,605
                                                             ==========   ==========
Investment in BMA included in investments above............. $  177,877   $  179,382
                                                             ==========   ==========
Dividend income received from BMA included in revenues above $    8,000   $    9,500
                                                             ==========   ==========

13. Separate Accounts

   Investment risks associated with market value changes in the separate accounts are borne by the policyholder. The following reserves are valued at fair value, are subject to discretionary withdrawal at market value and have no associated minimum return guarantees.

                                                       2006    2005
                                                      ------- -------
                                                      (in thousands)
          Premiums, deposits and other considerations $ 3,780 $ 3,230
                                                      ======= =======
          Separate account reserves.................. $32,558 $28,891
          Due from general account...................   1,193   1,594
                                                      ------- -------
          Total separate account assets/liabilities.. $33,751 $30,485
                                                      ======= =======

   The following reserves are valued at amortized cost, are subjected to discretionary withdrawal with a market value adjustment and provide a minimum return guarantee of less than 4%.

                                                        2006   2005
                                                        ----  ------
                                                        (in thousands)
            Premiums, deposits and other considerations $--   $   --
                                                        ===   ======
            Separate account reserves.................. $--   $1,048
            Due from general account...................  --    3,843
            IMR Asset..................................  --     (224)
                                                        ---   ------
            Total separate account assets/liabilities.. $--   $4,667
                                                        ===   ======

                        LIBERTY LIFE INSURANCE COMPANY

   A reconciliation of the amounts transferred to and from the separate accounts for the years ended December 31, 2006 and 2005, is presented below (in thousands):

                                                                                         2006     2005
                                                                                       -------  --------
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
   Transfers to separate accounts..................................................... $ 3,780  $  3,229
   Transfers from separate accounts...................................................  (5,472)  (13,917)
   Other..............................................................................       1         2
                                                                                       -------  --------
Net transfers from separate accounts as reported in the Statements of Income-Statutory
  Basis............................................................................... $(1,691) $(10,686)
                                                                                       =======  ========

14. Deferred and Uncollected Premiums

   Deferred and uncollected life insurance premiums were as follows:

                                              December 31, 2006 December 31, 2005
                                              ----------------  -----------------
                                                       Net of            Net of
                                               Gross   Loading  Gross    Loading
                                              ------   -------   ------  -------
                                                      (In thousands)
   Industrial................................ $   54   $   37   $   70   $   48
   Ordinary new business.....................   (183)    (204)     229      229
   Ordinary renewal..........................  3,587    3,585    3,837    3,454
   Credit life...............................     --       --        1        1
   Group life................................  1,346    1,654    1,539    1,837
                                              ------   ------    ------  ------
          Total.............................. $4,804    5,072   $5,676    5,569
                                              ======             ======
   Less nonadmitted..........................             412               337
                                                       ------            ------
   Net deferred and uncollected life premiums          $4,660            $5,232
                                                       ======            ======

   A premium deficiency reserve of $2,911,000 and $2,690,000 was recorded during 2006 and 2005, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation.

15. Third-party Administrators

   The Company uses third-party administrators ("TPAs") in the marketing of term life ("Life"), accidental death ("AD") and disability ("DIS") insurance for mortgages.

   Direct insurance premiums written by TPAs totaled $25,252,000 and $31,807,000 during 2006 and 2005, respectively. The TPAs used by the Company include Intersections Insurance Services, Inc. ("IISI"), First Service Group ("FSG"), and Lawrence Victoria Insurance Agency, Inc. ("LVIA").

   The Company has an exclusive contract with IISI for the marketing of such products while the contracts with FSG and LVIA are not exclusive.

                        LIBERTY LIFE INSURANCE COMPANY

         Name and Address of                        Types of     Type of    (in thousands)
          Managing General                FEIN      Business    Authority    Total Direct
 Agent or Third- Party Administrator     Number     Written      Granted    Premium Written
 -----------------------------------   ---------- ------------- ---------   ---------------
                                                                             2006    2005
                                                                            ------- -------
Intersections Insurance Services, Inc. 36-3147555            AD      P      $23,608 $29,954
315 W. University Dr.
Arlington Heights, Illinois 60004
Aggregate amounts.....................            AD, Life, Dis    U,P        1,644   1,853
                                                                            ------- -------
Total.................................                                      $25,252 $31,807
                                                                            ======= =======
                                          P--Premium Collection U--Underwriting Authorities

16. Changes in Incurred Claims and Claim Adjustment Expenses

                                                December 31
                                             -----------------
                                               2006     2005
                                             -------- --------
                                               (In thousands)
                 Balance--January 1......... $ 26,411 $ 26,044
                 Less reinsurance recoveries    5,174    2,461
                                             -------- --------
                 Net balance--January 1.....   21,237   23,583
                                             -------- --------
                 Incurred related to:
                    Current year............  167,828  158,214
                    Prior year..............    5,469     (963)
                                             -------- --------
                        Total incurred......  173,297  157,251
                                             -------- --------
                 Paid related to:
                    Current year............  148,362  140,931
                    Prior year..............   19,905   18,666
                                             -------- --------
                        Total paid..........  168,267  159,597
                                             -------- --------
                 Net balance--December 31...   26,267   21,237
                 Plus reinsurance recoveries    7,995    5,174
                                             -------- --------
                 Balance--December 31....... $ 34,262 $ 26,411
                                             ======== ========

   The balance of reserves for incurred losses and loss adjustment expenses related to insured events from prior years was $6.8 million and $5.4 million at December 31, 2006 and 2005, respectively. The increase is a result of fluctuations in claims experience in the life insurance line of business and ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims. The Company does not have retrospectively rated policies, so there is no accrual of additional or returned premiums due to changes in this loss reserve.

                        LIBERTY LIFE INSURANCE COMPANY

17. Components of General Expenses and Insurance Taxes, Licenses and Fees

                                                                 December 31
                                                               ---------------
                                                                2006    2005
                                                               ------- -------
                                                               (In thousands)
  General expenses:
     Rent..................................................... $ 4,114 $ 4,260
     Salaries and wages.......................................  27,729  28,128
     Contributions for benefit plans..........................   7,867  14,774
     Legal, public accountants, and consulting actuaries fees.   2,506   2,550
     Advertising..............................................   8,352   7,174
     Postage, express, and telephone..........................   3,163   3,048
     Rental of equipment......................................     741     798
     Cost or depreciation of EDP equipment and software.......   7,828   2,651
     All other................................................  24,917  20,840
                                                               ------- -------
  Total general expenses...................................... $87,217 $84,223
                                                               ======= =======
  Insurance taxes, licenses, and fees:
     State insurance department licenses, and fees............ $ 1,686 $ 1,572
     State tax on premiums....................................   3,668   5,264
     U.S. Social Security taxes...............................   2,159   2,005
     All other................................................   1,126     994
                                                               ------- -------
  Total insurance taxes, licenses, and fees................... $ 8,639 $ 9,835
                                                               ======= =======

18. Derivatives

   In 2006, the Company entered into a swap with RBC to hedge the compensation liability associated with the stock-based compensation plan described in Note
10. The risks to be hedged include price and dividend risk with respect to the stock of Royal Bank of Canada. The fair value of the swap at December 31, 2006 was $1,000. General expenses were reduced by $1,000 during 2006 as a result of the derivative. The notional amount of the derivative was $508,000 at December 31, 2006.

                        LIBERTY LIFE INSURANCE COMPANY

          NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS--(Concluded)


19. Reconciliation of Statements of Cash Flow--Statutory Basis to the Annual Statement

   Reclassifications were made to the Statements of Cash Flows for the year ended December 31, 2006 to appropriately classify items related to waived premiums, funds received under a reinsurance contract, intercompany balances, electronic data processing equipment and software as follows:

                                                                                     December 31,
                                                                                         2006
                                                                                    --------------
                                                                                    (in thousands)
Net cash provided by operating activities per accompanying statements of cash flows    $ 72,629
Reinsurance contract...............................................................     (14,355)
Waived premiums....................................................................       1,896
Capitalized software costs.........................................................       3,615
                                                                                       --------
Net cash provided by operating activities per Company's Annual Statement...........      63,785

Net cash used in operating activities per accompanying statements of cash flows....     (46,831)
Intercompany balances..............................................................       2,557
EDP & software.....................................................................       6,287
                                                                                       --------
Net cash used in operating activities per Company's Annual Statement...............     (37,987)

Net impact on cash and short-term investments--end of year.........................    $     --
                                                                                       ========

                                    ******

                                     PART C

                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

     a.   Financial Statements

          The financial statements of the Company and the Separate Account are contained in Part B hereof.

     b.   Exhibits

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*

          2. Not Applicable

          3.(a) Form of Principal Underwriter's Agreement

          3.(b) Form of Selling Agreement

          4.(a) Individual Variable Annuity Contract###

          4.(b) Waiver of Withdrawal Charges Rider###

          4.(c) Plus 70/50 Optional Death Benefit Rider###

          4.(d) Form of Fund Facilitation Fee Rider++

          5. Application for Individual Variable Annuity Contract###

          6.(i)Copy of Articles of Incorporation of the Company+

            (ii) Copy of the Bylaws of the Company+

           (iii) Articles of Merger and Plan of Merger+++

          7.   Not Applicable

          8.(a)(1)Form of Fund  Participation Agreement among Variable Insurance
               Products Fund, Fidelity Distributors Corporation and the Company#

            (a)(2)Form of Fund Participation Agreement among Variable Insurance
              Products Fund, Fidelity Distributors Corporation and the Company++

            (a)(3)Form of Rule 22c-2 Shareholder Information Agreement

          8.(b)Form of Fund  Participation  Agreement  among Variable  Insurance
               Products Fund II, Fidelity Distributors Corporation and the Company#

          8.(c)(1)Form of Fund  Participation  Agreement  among The Alger
               American Fund, Fred Alger and Company, Incorporated and the Company#

            (c)(2)Form of Rule 22c-2 Agreement

          8.(d)(1)Form of Fund Participation Agreement among Janus Aspen Series,
               Janus Distributors LLC and the Company##

            (d)(2)Form of Fund Participation Agreement between Janus Aspen
               Series and the Company++

            (d)(3)Form of Rule 22c-2 Agreement

          8.(e)(1)Form of Fund Participation Agreement by and between American Century Investment Services, Inc. and the Company##

            (e)(2)Form of Shareholder Information Agreement

          8.(f)(1)Form of Fund  Participation  Agreement  among Dreyfus Stock
               Index Fund, Dreyfus Variable Investment Fund and the Company##

            (f)(2)Form of Supplemental Agreement

          8.(g)Form of  Fund  Participation  Agreement  among  INVESCO  Variable
               Investment Funds, Inc., INVESCO Funds Group, Inc. and the
               Company+

          8.(h)(1)Form of Fund  Participation  Agreement  among  Lazard
               Retirement Series, Inc. and the Company##

            (h)(2)Form of Agreement pursuant to Rule 22c-2

          8.(i)(1)Form of Fund Participation Agreement between the Company and
             Lord Abbett Series Fund, Inc.++

            (i)(2)Form of Rule 22c-2 Agreement

          8.(j)(1)Form of Participation Agreement among T. Rowe Price Equity
               Series, Inc., T. Rowe Price Investment Services, Inc. and the Company++

            (j)(2)Form of Rule 22c-2 Shareholder Information Agreement

          8.(k)(1)Form of Participation Agreement by and among Vanguard Variable
               Insurance Fund, and The Vanguard Group, Inc. and Vanguard Marketing Corporation and the Company++

            (k)(2)Form of Amendment to Participation Agreement

          8.(l)Form of Amendment to Fund Participation Agreement between the
               Company and Dreyfus Stock Index Fund, Inc. and Dreyfus Investment Portfolios, and Dreyfus Variable Investment Fund++

          8.(m)(1) Form of Participation Agreement among AIM Variable Insurance
               Funds, A I M Distributors, Inc. and the Company++

          8.(m)(2) Form of Rule 22c-2 Agreement

          8.(n)Form of Insurance Administrative Services Agreement++

          9.  Opinion and Consent of Counsel

          10. Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors

          11. Not Applicable

          12. Not Applicable

          13. Company Organizational Chart+++

     *Incorporated by reference to Registrant's Form N-4, as electronically filed on August 5, 1997. File # 333-32887

     #Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, as electronically filed on May 1, 2000, File No. 333-32887.

     ## Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, File No. 333-32887, as electronically file on April 30, 2003.

     ### Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 as Exhibit 14, File No. 333-104881, as electronically filed on August 25, 2003.

     +Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, File No. 333-104881, as electronically filed on April 30, 2004.

    ++Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4, File No. 333-104881, as electronically filed on April 28, 2005.

    ++++Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4, File No. 333-104881, as electronically filed on July 3, 2006

Item 25.    Directors and Officers of the Depositor

     The following are the names and principal business addresses and positions and offices of the individuals with the Company who are engaged directly or indirectly with the business of the Separate Account and the executive officers of the Company:

Name and Principal                               Positions and Offices
Business Address                                 with Depositor


Neil D. Skelding***.......................... Chairman of the Board and Director

R. David Black*.............................. Director, President and Chief Executive Officer

Michael K. Deardorff**......................  Director, Senior Vice President -- Variable
                                              and Fixed Products

Guy H. Smith, III*..........................  Vice President, Finance and Treasurer

Ronald A. DeCicco**.........................  Vice President, Sales & Marketing, Variable
                                              and Fixed Products

Douglas W. Kroske*..........................  Vice President, Investments

John R. Obermeier, III*.....................  Vice President and Chief Actuary

David Attaway*..............................  Financial Reporting Officer &
                                              Assistant Treasurer

Eric Bugge*.................................  Senior Vice President, Agency

David Castlebury*...........................  Financial Reporting Officer and
                                              Assistant Treasurer

Calvin D. Cherry**..........................  Director, Pricing & Illustration
                                              Actuary

Robert T. Coleman, III*.....................  Vice President, Secretary and General
                                              Counsel

Christian G. Jefferson*.....................  Chief Privacy Officer and Assistant
                                              Secretary

Connie M. Hill*.............................  Investment Compliance Officer

Dr. Murray McKissick*.......................  Medical Director

Nancy A. Olson*.............................  Vice President, North American Direct
                                              Administration

Leigh M. Pagan*.............................  Director, Tax

Jerome P. Shaleuly*.........................  Vice President, Financial Institutions
                                              Sales

Mark S. Wessel*.............................  Director, Compliance and Marketing
                                              Officer, Illustrations

Robert Pinkley..........................      Designated Anti-Money Laundering Officer
---------------

     * Principal business address is P.O. Box 19086, Greenville, SC 29602-9086.

     ** Principal business address is 2300 Main Street, Suite 450, Kansas City,
MO 64108-4600.

     *** Principal business address is 6880 Financial Drive, Tower 1,
Mississauga, ON L5N7Y5.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     The Company organizational chart was filed in Registrant's Post- Effective Amendment No. 6 to Form N-4 (Exhibit 13) on July 3, 2006 and is incorporated herein by reference.

Item 27.    Number of Contract Owners

As of March 10, 2007, there were 42 qualified contract owners and 28 non-qualified contract owners.

Item 28.    Indemnification

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     a. Effective May 1, 2007, JBS Investment Group, LLC is the principal underwriter of the Contracts. It is also the principal underwriter of: RBC Variable Life Account A.

     b. The following are the officers and directors of JBS Investment Group,
LLC:

    Name and                                     Positions and Offices
Business Address*                                with Underwriter
- --------------------------                      ---------------------
Timothy J. Bain                                  Chief Executive Officer and Treasurer

Jeffrey D. Jones                                 President and Secretary

Eric C. Sides                                    Vice President


*Principal business address is 8320 University Executive Park Drive, Suite 110, Charlotte, North Carolina 28262.


 c.

Name of               Net Underwriting
Principal             Discounts &        Compensation on   Brokerage
Underwriter           Commissions         Redemption       Commissions  Compensation


*Tamarack Distributors
    Inc.                $0              $0                *$85,513           $0

* Tamarack Distributors Inc., the previous principal underwriter,  in turn, paid
100%  of  these   commissions   to   broker-dealers   and/or  their   registered
representatives who sold the contracts.



Item 30.    Location of Accounts and Records

     The physical possession of the accounts, books or documents of the Separate Account which are required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained by the Company at 2300 Main Street, Suite 450, Kansas City, MO 64108-4600 and at 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Liberty Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Greenville, and the State of South Carolina on the 26th day of March, 2007.


                         RBC VARIABLE ANNUITY ACCOUNT A
                                      (Registrant)

                       By: LIBERTY LIFE INSURANCE COMPANY
                         (Depositor)


                           By:/s/MICHAEL K. DEARDORFF
                            -------------------------------------------------



                         LIBERTY LIFE INSURANCE COMPANY
                         (Depositor)


                         By:/s/MICHAEL. K. DEARDORFF
                            ----------------------------------------------------


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                                        DATE
- - ---------                        ----                                     ---------
/s/NEIL D. SKELDING               Director, Chairman of the Board                3/26/07
--------------------------                                                       ---------
Neil D. Skelding


/s/R. DAVID BLACK                 Director, President and Chief                  3/26/07
--------------------------        Executive Officer                              ----------
R. David Black



/s/MICHAEL K. DEARDORFF           Director, Sr. Vice President,                  3/26/07
-----------------------------     Variable & Fixed Products                      ---------
Michael K. Deardorff


/s/GUY H. SMITH, III              Vice President, Finance and Treasurer          3/26/07
---------------------                                                            ---------
Guy H. Smith, III




                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 7 TO

                                    FORM N-4

                         RBC VARIABLE ANNUITY ACCOUNT A

                         LIBERTY LIFE INSURANCE COMPANY

                                INDEX TO EXHIBITS

Exhibit

    EX-99.B.3.(a)    Form of Principal Underwriter's Agreement

    EX-99.B.3.(b)    Form of Selling Agreement

    EX-99.B.8.(a)(3) Form of Rule 22c-2 Shareholder Information Agreement

    EX-99.B.8.(c)(2) Form of Rule 22c-2 Agreement

    EX-99.B.8.(d)(3) Form of Rule 22c-2 Agreement

    EX-99.B.8.(e)(2) Form of Shareholder Information Agreement

    EX-99.B.8.(f)(2) Form of Supplemental Agreement

    EX-99.B.8.(h)(2) Form of Agreement pursuant to Rule 22c-2

    EX-99.B.8.(i)(2) Form of Rule 22c-2 Agreement

    EX-99.B.8.(j)(2) Form of Rule 22c-2 Shareholder Information Agreement

    EX-99.B.8.(k)(2) Form of Rule 22c-2 Amendment to Participation Agreement

    EX-99.B.8.(m)(2) Form of Rule 22c-2 Agreement

    EX-99.B.9        Opinion and Consent of Counsel

    EX-99.B.10       Consent of Independent Registered Public Accounting
                     Firm and Consent of Independent Auditors